           As filed with the Securities and Exchange Commission on June 17, 2003
                                               Securities Act File No. 033-56094
                                       Investment Company Act File No. 811-07428



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

            Registration Statement Under The Securities Act Of 1933          [X]

                          Pre-Effective Amendment No.                        [ ]


                        Post-Effective Amendment No. 95                      [X]

                                     and/or

        Registration Statement Under The Investment Company Act Of 1940      [X]

                               Amendment No. 97                              [X]
                        (Check appropriate box or boxes)


                                ING MUTUAL FUNDS
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

          Huey P. Falgout, Jr.                               With copies to:
          ING Investments, LLC                           Jeffrey S. Puretz, Esq.
     7337 E. Doubletree Ranch Road                               Dechert
          Scottsdale, AZ 85258                            1775 Eye Street, N.W.
(Name and Address of Agent for Service)                   Washington, DC 20006

                  It is proposed that this filing will become effective (check appropriate box):


[ ]      Immediately upon filing pursuant to paragraph (b)      [ ]      on (date) pursuant to paragraph (b)

[ ]      60 days after filing pursuant to paragraph (a)(1)      [ ]      on (date) pursuant to paragraph (a)(1)

[ ]      75 days after filing pursuant to paragraph (a)(2)      [X]      on September 2, 2003 pursuant to paragraph (a)(2)
                                                                         of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         PROSPECTUS

[WORLD PHOTO]
         September 2, 2003

            Subject to Completion, Dated August    , 2003

         Classes A, B and C
                                                 ING GLOBAL EQUITY DIVIDEND FUND

       This Prospectus contains
       important information about
       investing in the ING Global
       Equity Dividend Fund. You
       should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency and is
       affected by market
       fluctuations. There is no
       guarantee that the Fund will
       achieve its objective. As with
       all mutual funds, the
       Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                                [ING FUNDS LOGO]

                         THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS




This Prospectus describes the Fund's objective, investment strategy and risks.

<$inline>

You'll also find:


[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in the Fund.

    INTRODUCTION TO THE ING GLOBAL EQUITY
      DIVIDEND FUND                                     1
    ING GLOBAL EQUITY DIVIDEND FUND                     2


    WHAT YOU PAY TO INVEST                             4
    SHAREHOLDER GUIDE                                  6
    MANAGEMENT OF THE FUND                            12
    DIVIDENDS, DISTRIBUTIONS AND TAXES                13
    MORE INFORMATION ABOUT RISKS                      14
    WHERE TO GO FOR MORE INFORMATION          Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                             INTRODUCTION TO THE ING GLOBAL EQUITY DIVIDEND FUND
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with the Fund. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                               [TELEPHONE GRAPHIC]
 If you have any questions about the Fund, please call your financial consultant or us at 1-800-992-0180.



 THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

 GLOBAL EQUITY DIVIDEND FUND

  ING Global Equity Dividend Fund focuses on growth of capital with dividend income as a secondary consideration.

  The Fund may suit you if you:

  - are investing for the long-term -- at least several years;
  - are looking for exposure to international markets; and
  - are willing to accept higher risk in exchange for the potential for long-term growth.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                     Introduction to the ING Global Equity Dividend Fund       1

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GLOBAL EQUITY DIVIDEND FUND          ING Investment Management Advisors B.V.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks growth of capital with dividend income as a secondary consideration. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will invest at least 80% of its assets in a portfolio of equity securities of companies that are expected to pay dividends. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. At least 65% of the net assets of the Fund will be invested in equity securities of issuers in 3 countries one of which may be the U.S., with at least 75% of total assets in common and preferred stocks, warrants and convertible securities.

The Sub-Adviser uses a quantitative screening process to assist in the selection of companies according to the following criteria:

- The dividend yield must be above average and the stability and growth of the dividend yield and the company should meet minimum acceptable standards including market capitalization of at least $1 billion, growth of the dividend over the last five years, and average annual earnings growth of the last four years.

- The expected liquidity of a stock must be sufficient to buy or sell a position within four trading days without significant impact on the share price.

- The analysis of fundamental factors are used to limit the risk of investing in or holding certain, unprofitable companies. These fundamental factors include: earnings, capital structure, dividend coverage, and credit ratings.

In addition, the Sub-Adviser performs a fundamental company analysis in combination with sector allocation based upon quantitative screening combined with a central economic scenario.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. The Fund will generally sell a stock when the dividend yield falls below average.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the dividend paying securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or may not favor equities at all.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 2      ING Global Equity Dividend Fund

                                                 ING GLOBAL EQUITY DIVIDEND FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 Since the ING Global Equity Dividend Fund has not yet commenced operations, there is no performance information included in this Prospectus.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         ING Global Equity Dividend Fund       3

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------


[PENNY GRAPHIC]
       There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for the Fund.
FEES YOU PAY DIRECTLY

                                                                CLASS A     CLASS B      CLASS C
-------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT
  (AS A % OF OFFERING PRICE)                                     5.75(1)     none         none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)                                      none(2)     5.00(3)      1.00(4)



(1) Reduced for purchases of $50,000 and over. Please see page 7.

(2) A contingent deferred sales charge of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page 7.

(3) Imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page 7.

(4) Imposed upon redemption within 1 year from purchase. Please see page 7.

OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)
(as a % of average net assets)

GLOBAL EQUITY DIVIDEND FUND
                                                          DISTRIBUTION                       TOTAL
                                                          AND SERVICE                        FUND
                                           MANAGEMENT       (12B-1)           OTHER        OPERATING
                                              FEE             FEES         EXPENSES(3)     EXPENSES
----------------------------------------------------------------------------------------------------
 Class A                            %         0.70            0.25               --            --
 Class B                            %         0.70            1.00               --            --
 Class C                            %         0.70            1.00               --            --

GLOBAL EQUITY DIVIDEND FUND

                                          WAIVERS,
                                       REIMBURSEMENTS
                                     AND RECOUPMENT(2)        NET EXPENSES
---------------------------------  ---------------------------------------
 Class A                                      --                    --
 Class B                                      --                    --
 Class C                                      --                    --

--------------------------------------------------------------------------------

(1) The table shows the estimated operating expenses for the Fund by class as a ratio of expenses to average daily net assets. The Fund recently commenced operations so "Other Expenses" are estimated.
(2) ING Investments, LLC ("ING") has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING within three years. The expense limit will continue through at least October 31, 2004. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement.
(3) ING Fund Services, LLC receives an annual administration fee equal to 0.10% of average net assets.

 4      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary. The examples for the 3-year periods do not take into account the expense waiver/reimbursement described on the preceding page. Under the reimbursement agreement, your cost for the 3-year periods would be lower.

GLOBAL EQUITY DIVIDEND FUND                                           1 YEAR     3 YEARS
----------------------------------------------------------------------------------------
 Class A                                                        $       --           --

                                                                       IF YOU SELL YOUR      IF YOU DON'T SELL
                                                                            SHARES              YOUR SHARES
                                                                      ------------------     ------------------
                                                                      1 YEAR     3 YEARS     1 YEAR     3 YEARS
---------------------------------------------------------------------------------------------------------------
 Class B                                                        $       --           --        --           --

                                                                       IF YOU SELL YOUR      IF YOU DON'T SELL
                                                                            SHARES              YOUR SHARES
                                                                      ------------------     ------------------
                                                                      1 YEAR     3 YEARS     1 YEAR     3 YEARS
---------------------------------------------------------------------------------------------------------------
 Class C                                                        $       --           --        --           --

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  What You Pay to Invest       5

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

ING PURCHASE OPTIONS(TM)

You may select from up to three separate classes of shares: Class A, Class B and Class C.

CLASS A

- Front-end sales charge, as described on the next page.

- Distribution and service (12b-1) fees of 0.25%.

CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1%.

- A contingent deferred sales charge, as described on the next page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1%.

- A 1% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the contingent deferred sales charge. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of promoting the Fund and servicing your shareholder account, each class of the Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

 6      Shareholder Guide

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

SALES CHARGE CALCULATION

CLASS A

Class A shares of the Fund are sold subject to the following sales charge:

                            AS A % OF THE
                              OFFERING      AS A % OF NET
YOUR INVESTMENT               PRICE(1)       ASSET VALUE
 Less than $50,000              5.75            6.10
 $50,000 - $99,999              4.50            4.71
 $100,000 - $249,999            3.50            3.63
 $250,000 - $499,999            2.50            2.56
 $500,000 - $1,000,000          2.00            2.04
 $1,000,000 and over                  See below

(1) The term "offering price" includes the front-end sales charge.

INVESTMENTS OF $1 MILLION OR MORE. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares will be subject to a contingent deferred sales charge if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                       PERIOD DURING WHICH
YOUR INVESTMENT                 CDSC      CDSC APPLIES
 $1,000,000 - $2,499,999        1.00%        2 years
 $2,500,000 - $4,999,999        0.50         1 year
 $5,000,000 and over            0.25         1 year

CLASS B AND CLASS C

Class B and Class C shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. The CDSCs are as follows:

CLASS B DEFERRED SALES CHARGE

                                                      CDSC ON SHARES
YEARS AFTER PURCHASE                                    BEING SOLD
 1st year                                                     5%
 2nd year                                                     4
 3rd year                                                     3
 4th year                                                     3
 5th year                                                     2
 6th year                                                     1
 After 6th year                                            none

CLASS C DEFERRED SALES CHARGE

                                                      CDSC ON SHARES
YEARS AFTER PURCHASE                                    BEING SOLD
 1st year                                                     1%
 After 1st year                                            none

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund will first redeem shares, in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCED SALES CHARGES. You may reduce the initial sales charge on a purchase of Class A shares of the Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

- LETTER OF INTENT -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

- RIGHTS OF ACCUMULATION -- lets you add the value of shares of any open-end ING Fund (excluding the ING Money Market, ING Lexington Money Market and ING Classic Money Market Funds) you already own to the amount of your next purchase for purposes of calculating the sales charge.

- COMBINATION PRIVILEGE -- shares held by investors in the ING Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.

See the Account Application or the SAI for details, or contact your financial representative or the Shareholder Servicing Representative for more information.

CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

- redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

- for Class B and Class C shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

- mandatory distributions from a tax-deferred retirement plan or an IRA.

- reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Representative.

REINSTATEMENT PRIVILEGE. If you sell Class B and Class C shares of the Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Representative. Consult the SAI for more information.

SALES CHARGE WAIVERS. Class A shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Representative, or see the SAI.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide       7

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

The minimum initial investment amounts for the Fund are as follows:

- Non-retirement accounts: $1,000

- Retirement accounts: $250

- Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month.

The minimum additional investment is $100.

Make your investment using the table on the right.

The Fund and ING Funds Distributor, LLC (Distributor) reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted. The Fund reserves the right to waive minimum investment amounts. The Fund reserves the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs).

MARKET TIMERS

The Fund may restrict or refuse purchase orders whether directly or by exchange by market timers. "Market timing" is defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser, to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of the Fund.

RETIREMENT PLANS

The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. It also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company (SSB) acts as the custodian under these plans. For further information, contact the Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

                                                                                                 Initial
                                                                           Method              Investment
                                                                       BY CONTACTING      An investment
                                                                       YOUR INVESTMENT    professional with an
                                                                       PROFESSIONAL       authorized firm can
                                                                                          help you establish and
                                                                                          maintain your account.



                                                                       BY MAIL            Visit or consult an
                                                                                          investment
                                                                                          professional. Make
                                                                                          your check payable to
                                                                                          the ING Funds and mail
                                                                                          it, along with a
                                                                                          completed Application.
                                                                                          Please indicate your
                                                                                          investment
                                                                                          professional on the
                                                                                          New Account
                                                                                          Application.

                                                                       BY WIRE            Call the ING
                                                                                          Operations Department
                                                                                          at (800) 336-3436 to
                                                                                          obtain an account
                                                                                          number and indicate
                                                                                          your investment
                                                                                          professional on the
                                                                                          account.
                                                                                          Instruct your bank to
                                                                                          wire funds to the Fund
                                                                                          in the care of:
                                                                                          State Street Bank and
                                                                                          Trust Company ABA
                                                                                          #101003621 Kansas
                                                                                          City, MO credit to:
                                                                                          -------------
                                                                                          (the Fund)
                                                                                          A/C #751-8315; for
                                                                                          further credit
                                                                                          to:-------------------
                                                                                          Shareholder
                                                                                          A/C #-----------------
                                                                                          (A/C # you received
                                                                                          over the telephone)
                                                                                          Shareholder Name:
                                                                                         ----------------------
                                                                                          (Your Name Here)
                                                                                          After wiring funds you
                                                                                          must complete the
                                                                                          Account Application
                                                                                          and send it to:
                                                                                          ING Funds
                                                                                          P.O. Box 219368
                                                                                          Kansas City, MO
                                                                                          64121-6368

                                                                                                Additional
                                                                           Method               Investment
                                                                       BY CONTACTING
                                                                       YOUR INVESTMENT
                                                                       PROFESSIONAL



                                                                       BY MAIL            Visit or consult an
                                                                                          investment professional.
                                                                                          Fill out the Account
                                                                                          Additions form included
                                                                                          on the bottom of your
                                                                                          account statement along
                                                                                          with your check payable
                                                                                          to the ING Funds and
                                                                                          mail them to the address
                                                                                          on the account
                                                                                          statement. Remember to
                                                                                          write your account
                                                                                          number on the check.
                                                                       BY WIRE            Wire the funds in the
                                                                                          same manner described
                                                                                          under "Initial
                                                                                          Investment."

 8      Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

You may redeem shares using the table on the right.

Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $10,000.

- Minimum withdrawal amount is $100.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Services Representative, see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission (SEC). When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


                                                                           Method                         Procedures
                                                                    BY CONTACTING YOUR       You may redeem shares by contacting
                                                                    INVESTMENT               your investment professional.
                                                                    PROFESSIONAL             Investment professionals may charge
                                                                                             for their services in connection with
                                                                                             your redemption request, but neither
                                                                                             the Fund nor the Distributor imposes
                                                                                             any such charge.
                                                                    BY MAIL                  Send a written request specifying the
                                                                                             Fund name and share class, your
                                                                                             account number, the name(s) in which
                                                                                             the account is registered, and the
                                                                                             dollar value or number of shares you
                                                                                             wish to redeem to:
                                                                                             ING Funds
                                                                                             P.O. Box 219368
                                                                                             Kansas City, MO 64121-6368
                                                                                             If certificated shares have been
                                                                                             issued, the certificate must accompany
                                                                                             the written request. Corporate
                                                                                             investors and other associations must
                                                                                             have an appropriate certification on
                                                                                             file authorizing redemptions. A
                                                                                             suggested form of such certification
                                                                                             is provided on the Account
                                                                                             Application. A signature guarantee may
                                                                                             be required.
                                                                    BY TELEPHONE --          You may redeem shares by telephone on
                                                                    EXPEDITED REDEMPTION     all accounts other than retirement
                                                                                             accounts, unless you check the box on
                                                                                             the Account Application which
                                                                                             signifies that you do not wish to use
                                                                                             telephone redemptions. To redeem by
                                                                                             telephone, call the Shareholder
                                                                                             Services Representative at (800)
                                                                                             992-0180.
                                                                                             RECEIVING PROCEEDS BY CHECK:
                                                                                             You may have redemption proceeds (up
                                                                                             to a maximum of $100,000) mailed to an
                                                                                             address which has been on record with
                                                                                             ING Funds for at least 30 days.
                                                                                             RECEIVING PROCEEDS BY WIRE:
                                                                                             You may have redemption proceeds
                                                                                             (subject to a minimum of $5,000) wired
                                                                                             to your pre-designated bank account.
                                                                                             You will not be able to receive
                                                                                             redemption proceeds by wire unless you
                                                                                             check the box on the Account
                                                                                             Application which signifies that you
                                                                                             wish to receive redemption proceeds by
                                                                                             wire and attach a voided check. Under
                                                                                             normal circumstances, proceeds will be
                                                                                             transmitted to your bank on the
                                                                                             business day following receipt of your
                                                                                             instructions, provided redemptions may
                                                                                             be made. In the event that share
                                                                                             certificates have been issued, you may
                                                                                             not request a wire redemption by
                                                                                             telephone.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide       9

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value (NAV) per share for each class of the Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. The NAV per share of each class of the Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Fund does not price shares, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Fund and the Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of the Fund for shares of the same class of any other ING Fund, except for ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund, without paying any additional sales charge. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. You should review the prospectus of the fund you intend to exchange into before exchanging your shares.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.

The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Fund is intended for long-term investment and not as a short-term trading vehicle. The Fund may prohibit excessive exchanges (more than four per year). The Fund also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. You should review the prospectus

 10      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

of the ING Fund into which you intend to exchange before exchanging your shares.

In addition to the ING Global Equity Dividend Fund, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

You will automatically have the ability to request an exchange by calling the Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

CDSC ON EXCHANGES INTO ING SENIOR INCOME FUND

You are not required to pay an applicable CDSC upon an exchange from the Fund into the ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that fund, the Fund's CDSC will apply. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the Fund.

SYSTEMATIC EXCHANGE PRIVILEGE

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except for ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

SMALL ACCOUNTS (NON-RETIREMENT ONLY)

Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

ACCOUNT ACCESS

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800)-992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.

HOUSE HOLDING

To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 992-0180 or your financial consultant. We will begin sending you individual copies thirty days after receiving your request.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       11

MANAGEMENT OF THE FUNDS                                  ADVISER AND SUB-ADVISER
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), an Arizona limited liability company, subject to the supervision of the Fund's Board of Trustees ("Board"), acts as a "manager-of-managers" for the Fund. In this capacity, ING oversees the investment activities of the Fund. ING delegates to the Sub-Adviser the responsibility for investment management, subject to ING's oversight. ING is responsible for monitoring the investment program and performance of the Sub-Adviser. From time to time, ING may also recommend the appointment of additional or replacement Sub-Advisers to the Fund's Board. The Fund and ING have received exemptive relief from the SEC to permit ING, with the approval of the Board, to replace a non-affiliated Sub-Adviser without submitting the contract to a vote of the Fund's shareholders. The Fund will notify shareholders of any change in the identity of a Sub-Adviser of the Fund. In this event, the name of the Fund and its investment strategies may also change. ING also assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

As of July 31, 2003, ING managed almost $    billion in assets.

ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of the Fund.

The following table shows the aggregate annual advisory fee paid by the Fund for the most recent fiscal year as a percentage of the Fund's average daily net assets:

FUND                                                MANAGEMENT FEE
 Global Equity Dividend                                  0.70%

SUB-ADVISER

ING has engaged ING Investment Management Advisors B.V. as Sub-Adviser for the Fund to provide the day-to-day management of the Fund's portfolio. The Sub-Adviser has, at least in part, been selected primarily on the basis of its successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.

ING INVESTMENT MANAGEMENT ADVISORS B.V.

ING Investment Management Advisors B.V. (IIMA) serves as Sub-Adviser to the ING Global Equity Dividend Fund. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AH The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Groep N.V. IIMA is an indirect, wholly-owned subsidiary of the ING Groep N.V. and is under common control with ING Investments. IIMA operated under the collective management of ING Investment
Management (IIM) which had assets under management of $    billion as of July
31, 2003.

The Fund has been managed by a team of investment professionals led by Frits Moolhuizen since its inception. Frits Moolhuizen is Head of Equity Investments for IIMA and joined IIMA in 1996 as Director, Dutch Equities.


 12      Management of the Funds

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Fund generally distributes most or all of its net earnings in the form of dividends. Distributions are normally expected to consist primarily of capital gains. The Fund pays dividends and capital gains, if any, annually.

DIVIDEND REINVESTMENT

Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B or C shares of the Fund invested in another ING Fund which offers the same class of shares. If you are a shareholder of ING Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A account of any open-end ING Fund.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     Dividends, Distributions and Taxes       13

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Fund may invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser of the Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

The principal risks of investing in the Fund are highlighted below. Please see the Statement of Additional Information for more information.

INVESTMENTS IN FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.

The Fund invests in foreign securities and may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. The Fund may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of small companies have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

PORTFOLIO TURNOVER. The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

OTHER RISKS

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities


 14      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

may be subject to price declines in the securities due to changing interest rates.

OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of its assets in other investment companies. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

INABILITY TO SELL SECURITIES. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. Even publicly traded securities can experience periods of less liquidity. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it likely will not achieve capital appreciation.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, which involve the purchase by the Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

BORROWING. The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for the Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Fund's yield; however, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. The Fund may make short sales. A "short sale" is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when the Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       15

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.


 16      More Information About Risks

In addition to the Fund offered in this Prospectus, ING Funds Distributor, LLC also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

INTERNATIONAL EQUITY FUNDS
  ING Emerging Countries Fund
  ING Foreign Fund
  ING International Fund
  ING International Growth Fund
  ING International SmallCap Growth Fund
  ING Precious Metals Fund
  ING Russia Fund

GLOBAL EQUITY FUNDS
  ING Global Technology Fund
  ING Global Real Estate Fund
  ING Worldwide Growth Fund

DOMESTIC EQUITY GROWTH FUNDS
  ING Growth Fund
  ING Growth + Value Fund
  ING Growth Opportunities Fund
  ING LargeCap Growth Fund
  ING MidCap Opportunities Fund
  ING SmallCap Opportunities Fund
  ING Small Company Fund
  ING Technology Fund
  ING Disciplined Large Cap Fund

DOMESTIC EQUITY INDEX FUNDS
  ING Index Plus Large Cap Fund
  ING Index Plus Mid Cap Fund
  ING Index Plus Small Cap Fund

DOMESTIC EQUITY VALUE FUNDS
  ING Financial Services Fund
  ING Large Company Value Fund
  ING MagnaCap Fund
  ING Tax Efficient Equity Fund
  ING Value Opportunity Fund
  ING SmallCap Value Fund
  ING MidCap Value Fund

DOMESTIC EQUITY AND INCOME FUNDS
  ING Equity and Bond Fund
  ING Convertible Fund
  ING Real Estate Fund
  ING Balanced Fund
  ING Growth and Income Fund

FIXED INCOME FUNDS
  ING Bond Fund
  ING Classic Money Market Fund
  ING Government Fund
  ING GNMA Income Fund
  ING High Yield Opportunity Fund
  ING High Yield Bond Fund
  ING Intermediate Bond Fund
  ING National Tax Exempt Bond Fund
  ING Money Market Fund
  ING Aeltus Money Market Fund
  ING Strategic Bond Fund

STRATEGIC ALLOCATION FUNDS
  ING Strategic Allocation Growth Fund
  ING Strategic Allocation Balanced Fund
  ING Strategic Allocation Income Fund

LOAN PARTICIPATION FUND
  ING Senior Income Fund

                   [ING FUNDS LOGO]

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE FUND IN OUR:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund.
The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current
Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's
Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's
SEC file number. The file number is as follows:

ING Mutual Funds                         811-7428
ING Global Equity Dividend Fund

         PROSPECTUS

[WORLD PHOTO]
         September 2, 2003

            Subject to Completion, Dated August    , 2003

         Class Q
                                                 ING GLOBAL EQUITY DIVIDEND FUND

       This Prospectus contains
       important information about
       investing in the Class Q
       shares of the ING Global
       Equity Dividend Fund. You
       should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency and is
       affected by market
       fluctuations. There is no
       guarantee that the Fund will
       achieve its objective. As with
       all mutual funds, the
       Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                                [ING FUNDS LOGO]

                         THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS




This Prospectus describes the Fund's objective, investment strategy and risks.

<$inline>

You'll also find:


[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in the Fund.

    INTRODUCTION TO THE ING GLOBAL EQUITY
      DIVIDEND FUND                                     1
    ING GLOBAL EQUITY DIVIDEND FUND                     2


    WHAT YOU PAY TO INVEST                             4
    SHAREHOLDER GUIDE                                  6
    MANAGEMENT OF THE FUND                            10
    DIVIDENDS, DISTRIBUTIONS AND TAXES                11
    MORE INFORMATION ABOUT RISKS                      12
    WHERE TO GO FOR MORE INFORMATION          Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                             INTRODUCTION TO THE ING GLOBAL EQUITY DIVIDEND FUND
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with the Fund. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                               [TELEPHONE GRAPHIC]
 If you have any questions about the Fund, please call your financial consultant or us at 1-800-992-0180.



 THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

 GLOBAL EQUITY DIVIDEND FUND

  ING Global Equity Dividend Fund focuses on growth of capital with dividend income as a secondary consideration.

  The Fund may suit you if you:

  - are investing for the long-term -- at least several years;
  - are looking for exposure to international markets; and
  - are willing to accept higher risk in exchange for the potential for long-term growth.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                     Introduction to the ING Global Equity Dividend Fund       1

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GLOBAL EQUITY DIVIDEND FUND          ING Investment Management Advisors B.V.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks growth of capital with dividend income as a secondary consideration. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will invest at least 80% of its assets in a portfolio of equity securities of companies that are expected to pay dividends. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. At least 65% of the net assets of the Fund will be invested in equity securities of issuers in 3 countries one of which may be the U.S., with at least 75% of total assets in common and preferred stocks, warrants and convertible securities.

The Sub-Adviser uses a quantitative screening process to assist in the selection of companies according to the following criteria:

- The dividend yield must be above average and the stability and growth of the dividend yield and the company should meet minimum acceptable standards including market capitalization of at least $1 billion, growth of the dividend over the last five years, and average annual earnings growth of the last four years.

- The expected liquidity of a stock must be sufficient to buy or sell a position within four trading days without significant impact on the share price.

- The analysis of fundamental factors are used to limit the risk of investing in or holding certain, unprofitable companies. These fundamental factors include: earnings, capital structure, dividend coverage, and credit ratings.

In addition, the Sub-Adviser performs a fundamental company analysis in combination with sector allocation based upon quantitative screening combined with a central economic scenario.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. The Fund will generally sell a stock when the dividend yield falls below average.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the dividend paying securities in which the Fund invests. Rather, the market could favor growth oriented stocks, or may not favor equities at all.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 2      ING Global Equity Dividend Fund

                                                 ING GLOBAL EQUITY DIVIDEND FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 Since the ING Global Equity Dividend Fund has not yet commenced operations, there is no performance information included in this Prospectus.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         ING Global Equity Dividend Fund       3

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]

       There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for the Fund.

FEES YOU PAY DIRECTLY

                                                                 CLASS Q
-------------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF OFFERING
  PRICE)                                                          none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)                                       none

OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)
(as a % of average net assets)

GLOBAL EQUITY DIVIDEND FUND
                                                          DISTRIBUTION                       TOTAL
                                                          AND SERVICE                        FUND
                                           MANAGEMENT       (12B-1)           OTHER        OPERATING
                                              FEE             FEES         EXPENSES(3)     EXPENSES
----------------------------------------------------------------------------------------------------
 Class Q                            %         0.70            0.25            --             --

GLOBAL EQUITY DIVIDEND FUND

                                          WAIVERS,
                                       REIMBURSEMENTS
                                     AND RECOUPMENT(2)        NET EXPENSES
---------------------------------  ---------------------------------------
 Class Q                                --                       --

--------------------------------------------------------------------------------

(1) The table shows the estimated operating expenses for the Class Q shares of the Fund as a ratio of expenses to average daily net assets. The Fund recently commenced operations so "Other Expenses" are estimated.
(2) ING Investments, LLC ("ING") has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING within three years. The expense limit will continue through at least October 31, 2004. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement.
(3) ING Fund Services, LLC receives an annual administration fee equal to 0.10% of average net assets.

 4      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary. The example for the 3-year period does not take into account the expense waiver/reimbursement described on the preceding page. Under the reimbursement agreement, your cost for the 3-year period would be lower.

GLOBAL EQUITY DIVIDEND FUND                                           1 YEAR     3 YEARS
----------------------------------------------------------------------------------------
 Class Q                                                        $       --           --
----------------------------------------------------------------------------------------

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  What You Pay to Invest       5

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------



PURCHASE OF SHARES

Class Q Shares are offered at net asset value without a sales charge to qualified retirement plans, financial and other institutions and wrap accounts. The minimum investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time. This Fund also offers Class A, B, C, and I shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about these other share classes by calling (800)992-0180.

The Fund and ING Funds Distributor, LLC (Distributor) reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) will not be accepted. The Fund reserves the right to waive minimum investment amounts. The Fund reserves the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $250,000.

If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

All other purchasers may purchase shares by the methods outlined in the table on the right.
MARKET TIMERS

The Fund may restrict or refuse purchase orders, whether directly or by exchange, by market timers. "Market timing" is defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser, to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of the Fund.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of promoting the Fund and servicing your shareholder account, the Fund has adopted a Rule 12b-1 plan for Class Q shares, which requires fees to be paid out of the assets of the class. The Fund pays a service fee at an annual rate of 0.25% of the average daily net assets of the Class Q shares of the Fund.

RETIREMENT PLANS

You may invest in the Fund through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, Roth IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial consultant or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser. For further information, contact the Shareholder Service Representative at (800)992-0180.

                                                                                                 Initial
                                                                           Method              Investment
                                                                       BY CONTACTING      An investment
                                                                       YOUR INVESTMENT    professional with an
                                                                       PROFESSIONAL       authorized firm can
                                                                                          help you establish and
                                                                                          maintain your account.



                                                                       BY MAIL            Visit or consult an
                                                                                          investment
                                                                                          professional. Make
                                                                                          your check payable to
                                                                                          the ING Funds and mail
                                                                                          it, along with a
                                                                                          completed Application.
                                                                                          Please indicate your
                                                                                          investment
                                                                                          professional on the
                                                                                          New Account
                                                                                          Application.

                                                                       BY WIRE            Call the ING
                                                                                          Operations Department
                                                                                          at (800) 992-0180
                                                                                          Option 4 to obtain an
                                                                                          account number and
                                                                                          indicate your
                                                                                          investment
                                                                                          professional on the
                                                                                          account.
                                                                                          Instruct your bank to
                                                                                          wire funds to the Fund
                                                                                          in the care of:
                                                                                          State Street Bank and
                                                                                          Trust Company ABA
                                                                                          #101003621 Kansas
                                                                                          City, MO credit to:
                                                                                          -------------
                                                                                          (the Fund)
                                                                                          A/C #751-8315; for
                                                                                          further credit
                                                                                          to:-------------------
                                                                                          Shareholder
                                                                                          A/C #-----------------
                                                                                          (A/C # you received
                                                                                          over the telephone)
                                                                                          Shareholder Name:
                                                                                         ----------------------
                                                                                          (Your Name Here)
                                                                                          After wiring funds you
                                                                                          must complete the
                                                                                          Account Application
                                                                                          and send it to:
                                                                                          ING Funds
                                                                                          P.O. Box 219368
                                                                                          Kansas City, MO
                                                                                          64121-6368

                                                                                                Additional
                                                                           Method               Investment
                                                                       BY CONTACTING
                                                                       YOUR INVESTMENT
                                                                       PROFESSIONAL



                                                                       BY MAIL            Visit or consult an
                                                                                          investment professional.
                                                                                          Fill out the Account
                                                                                          Additions form included
                                                                                          on the bottom of your
                                                                                          account statement along
                                                                                          with your check payable
                                                                                          to the ING Funds and
                                                                                          mail them to the address
                                                                                          on the account
                                                                                          statement. Remember to
                                                                                          write your account
                                                                                          number on the check.
                                                                       BY WIRE            Wire the funds in the
                                                                                          same manner described
                                                                                          under "Initial
                                                                                          Investment."

 6      Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

All other shareholders may redeem shares by the methods outlined in the table on the right.

Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $250,000.

- Minimum withdrawal amount is $1,000.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Services Representative, see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission (SEC). When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


                                                                           Method                         Procedures
                                                                    BY CONTACTING YOUR       You may redeem shares by contacting
                                                                    INVESTMENT               your investment professional.
                                                                    PROFESSIONAL             Investment professionals may charge
                                                                                             for their services in connection with
                                                                                             your redemption request, but neither
                                                                                             the Fund nor the Distributor imposes
                                                                                             any such charge.
                                                                    BY MAIL                  Send a written request specifying the
                                                                                             Fund name and share class, your
                                                                                             account number, the name(s) in which
                                                                                             the account is registered, and the
                                                                                             dollar value or number of shares you
                                                                                             wish to redeem to:
                                                                                             ING Funds
                                                                                             P.O. Box 219368
                                                                                             Kansas City, MO 64121-6368
                                                                                             If certificated shares have been
                                                                                             issued, the certificate must accompany
                                                                                             the written request. Corporate
                                                                                             investors and other associations must
                                                                                             have an appropriate certification on
                                                                                             file authorizing redemptions. A
                                                                                             suggested form of such certification
                                                                                             is provided on the Account
                                                                                             Application. A signature guarantee may
                                                                                             be required.
                                                                    BY TELEPHONE --          You may redeem shares by telephone on
                                                                    EXPEDITED REDEMPTION     all accounts other than retirement
                                                                                             accounts, unless you check the box on
                                                                                             the Account Application which
                                                                                             signifies that you do not wish to use
                                                                                             telephone redemptions. To redeem by
                                                                                             telephone, call the Shareholder
                                                                                             Services Representative at (800)
                                                                                             992-0180.
                                                                                             RECEIVING PROCEEDS BY CHECK:
                                                                                             You may have redemption proceeds (up
                                                                                             to a maximum of $100,000) mailed to an
                                                                                             address which has been on record with
                                                                                             ING Funds for at least 30 days.
                                                                                             RECEIVING PROCEEDS BY WIRE:
                                                                                             You may have redemption proceeds
                                                                                             (subject to a minimum of $5,000) wired
                                                                                             to your pre-designated bank account.
                                                                                             You will not be able to receive
                                                                                             redemption proceeds by wire unless you
                                                                                             check the box on the Account
                                                                                             Application which signifies that you
                                                                                             wish to receive redemption proceeds by
                                                                                             wire and attach a voided check. Under
                                                                                             normal circumstances, proceeds will be
                                                                                             transmitted to your bank on the
                                                                                             business day following receipt of your
                                                                                             instructions, provided redemptions may
                                                                                             be made. In the event that share
                                                                                             certificates have been issued, you may
                                                                                             not request a wire redemption by
                                                                                             telephone.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide       7

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value (NAV) per share for each class of the Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. The NAV per share of each class of the Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Fund does not price shares, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Fund and the Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of the Fund for shares of the same class of any other ING Fund, except for ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund, without paying any additional sales charge. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. You should review the prospectus of the fund you intend to exchange into before exchanging your shares.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.

The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Fund is intended for long-term investment and not as a short-term trading vehicle. The Fund may prohibit excessive exchanges (more than four per year). The Fund also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. You should review the prospectus of the ING Fund into which you intend to exchange before exchanging your shares.

In addition to the ING Global Equity Dividend Fund, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should

 8      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

carefully review the prospectus of that fund. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

You will automatically have the ability to request an exchange by calling the Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

CDSC ON EXCHANGES INTO ING SENIOR INCOME FUND

You are not required to pay an applicable CDSC upon an exchange from the Fund into the ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that fund, the Fund's CDSC will apply. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the Fund.

SYSTEMATIC EXCHANGE PRIVILEGE

You may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except for ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

SMALL ACCOUNTS (NON-RETIREMENT ONLY)

Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

ACCOUNT ACCESS

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800)-992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.

HOUSE HOLDING

To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 992-1080 or your financial consultant. We will begin sending you individual copies thirty days after receiving your request.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide       9

MANAGEMENT OF THE FUNDS                                  ADVISER AND SUB-ADVISER
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), an Arizona limited liability company, subject to the supervision of the Fund's Board of Trustees ("Board"), acts as a "manager-of-managers" for the Fund. In this capacity, ING oversees the investment activities of the Fund. ING delegates to the Sub-Adviser the responsibility for investment management, subject to ING's oversight. ING is responsible for monitoring the investment program and performance of the Sub-Adviser. From time to time, ING may also recommend the appointment of additional or replacement Sub-Advisers to the Fund's Board. The Fund and ING have received exemptive relief from the SEC to permit ING, with the approval of the Board, to replace a non-affiliated Sub-Adviser without submitting the contract to a vote of the Fund's shareholders. The Fund will notify shareholders of any change in the identity of a Sub-Adviser of the Fund. In this event, the name of the Fund and its investment strategies may also change. ING also assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

As of July 31, 2003, ING managed almost $    billion in assets.

ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of the Fund.

The following table shows the aggregate annual advisory fee paid by the Fund for the most recent fiscal year as a percentage of the Fund's average daily net assets:

FUND                                                MANAGEMENT FEE
 Global Equity Dividend                                  0.70%

SUB-ADVISER

ING has engaged ING Investment Management Advisors B.V. as Sub-Adviser for the Fund to provide the day-to-day management of the Fund's portfolio. The Sub-Adviser has, at least in part, been selected primarily on the basis of its successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.

ING INVESTMENT MANAGEMENT ADVISORS B.V.

ING Investment Management Advisors B.V. (IIMA) serves as Sub-Adviser to the ING Global Equity Dividend Fund. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AH The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Groep N.V. IIMA is an indirect, wholly-owned subsidiary of the ING Groep N.V. and is under common control with ING Investments. IIMA operated under the collective management of ING Investment
Management (IIM) which had assets under management of $    billion as of July
31, 2003.

The Fund has been managed by a team of investment professionals led by Frits Moolhuizen since its inception. Frits Moolhuizen is Head of Equity Investments for IIMA and joined IIMA in 1996 as Director, Dutch Equities.


 10      Management of the Funds

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Fund generally distributes most or all of its net earnings in the form of dividends. Distributions are normally expected to consist primarily of capital gains. The Fund pays dividends and capital gains, if any, annually.

DIVIDEND REINVESTMENT

Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class Q shares of the Fund invested in another ING Fund which offers the same class of shares.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     Dividends, Distributions and Taxes       11

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Fund may invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser of the Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

The principal risks of investing in the Fund are highlighted below. Please see the Statement of Additional Information for more information.

INVESTMENTS IN FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.

The Fund invests in foreign securities and may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. The Fund may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of small companies have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

PORTFOLIO TURNOVER. The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

OTHER RISKS

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities


 12      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

may be subject to price declines in the securities due to changing interest rates.

OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of its assets in other investment companies. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

INABILITY TO SELL SECURITIES. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. Even publicly traded securities can experience periods of less liquidity. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it likely will not achieve capital appreciation.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, which involve the purchase by the Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

BORROWING. The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for the Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Fund's yield; however, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. The Fund may make short sales. A "short sale" is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when the Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       13

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.


 14      More Information About Risks

In addition to the Fund offered in this Prospectus, ING Funds Distributor, LLC also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

INTERNATIONAL EQUITY FUNDS
  ING Emerging Countries Fund
  ING Foreign Fund
  ING International Value Fund
  ING International Fund
  ING International SmallCap Growth Fund

GLOBAL EQUITY FUNDS
  ING Global Real Estate Fund
  ING Worldwide Growth Fund

DOMESTIC EQUITY GROWTH FUNDS
  ING Growth + Value Fund
  ING Growth Opportunities Fund
  ING LargeCap Growth Fund
  ING MidCap Opportunities Fund
  ING SmallCap Opportunities Fund
  ING Disciplined LargeCap Fund

DOMESTIC EQUITY VALUE FUNDS
  ING Large Company Value Fund
  ING MagnaCap Fund
  ING SmallCap Value Fund
  ING MidCap Value Fund

DOMESTIC EQUITY AND INCOME FUNDS
  ING Equity and Bond Fund
  ING Convertible Fund
  ING Real Estate Fund

FIXED INCOME FUNDS
  ING GNMA Income Fund
  ING High Yield Opportunity Fund
  ING Strategic Bond Fund

LOAN PARTICIPATION FUND
  ING Senior Income Fund

                   [ING FUNDS LOGO]

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE FUND IN OUR:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund.
The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current
Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's
Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's
SEC file number. The file number is as follows:

ING Mutual Funds                         811-7428
ING Global Equity Dividend Fund

         PROSPECTUS

[WORLD PHOTO]
         September 2, 2003

            Subject to Completion, Dated August    , 2003

         Class I
                                                 ING GLOBAL EQUITY DIVIDEND FUND

       This Prospectus contains
       important information about
       investing in the Class I
       shares of the ING Global
       Equity Dividend Fund. You
       should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency and is
       affected by market
       fluctuations. There is no
       guarantee that the Fund will
       achieve its objective. As with
       all mutual funds, the
       Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                                [ING FUNDS LOGO]

                         THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS




This Prospectus describes the Fund's objective, investment strategy and risks.

<$inline>

You'll also find:


[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in the Fund.

    INTRODUCTION TO THE ING GLOBAL EQUITY
      DIVIDEND FUND                                     1
    ING GLOBAL EQUITY DIVIDEND FUND                     2



    WHAT YOU PAY TO INVEST                             4
    SHAREHOLDER GUIDE                                  6
    MANAGEMENT OF THE FUND                            10
    DIVIDENDS, DISTRIBUTIONS AND TAXES                11
    MORE INFORMATION ABOUT RISKS                      12
    WHERE TO GO FOR MORE INFORMATION          Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                             INTRODUCTION TO THE ING GLOBAL EQUITY DIVIDEND FUND
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with the Fund. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                               [TELEPHONE GRAPHIC]
 If you have any questions about the Fund, please call your financial consultant or us at 1-800-992-0180.



 THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

 GLOBAL EQUITY DIVIDEND FUND

  ING Global Equity Dividend Fund focuses on growth of capital with dividend income as a secondary consideration.

  The Fund may suit you if you:

  - are investing for the long-term -- at least several years;
  - are looking for exposure to international markets; and
  - are willing to accept higher risk in exchange for the potential for long-term growth.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                     Introduction to the ING Global Equity Dividend Fund       1

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GLOBAL EQUITY DIVIDEND FUND          ING Investment Management Advisors B.V.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks growth of capital with dividend income as a secondary consideration. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will invest at least 80% of its assets in a portfolio of equity securities of companies that are expected to pay dividends. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. At least 65% of the net assets of the Fund will be invested in equity securities of issuers in 3 countries one of which may be the U.S., with at least 75% of total assets in common and preferred stocks, warrants and convertible securities.

The Sub-Adviser uses a quantitative screening process to assist in the selection of companies according to the following criteria:

- The dividend yield must be above average and the stability and growth of the dividend yield and the company should meet minimum acceptable standards including market capitalization of at least $1 billion, growth of the dividend over the last five years, and average annual earnings growth of the last four years.

- The expected liquidity of a stock must be sufficient to buy or sell a position within four trading days without significant impact on the share price.

- The analysis of fundamental factors are used to limit the risk of investing in or holding certain, unprofitable companies. These fundamental factors include: earnings, capital structure, dividend coverage, and credit ratings.

In addition, the Sub-Adviser performs a fundamental company analysis in combination with sector allocation based upon quantitative screening combined with a central economic scenario.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. The Fund will generally sell a stock when the dividend yield falls below average.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the dividend paying securities in which the Fund invests. Rather, the market could favor growth oriented stocks or may not favor equities at all.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 2      ING Global Equity Dividend Fund

                                                 ING GLOBAL EQUITY DIVIDEND FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 Since the ING Global Equity Dividend Fund has not yet commenced operations, there is no performance information included in this Prospectus.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         ING Global Equity Dividend Fund       3

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]

       There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for the Fund.

FEES YOU PAY DIRECTLY

                                                                 CLASS I
-------------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF OFFERING
  PRICE)                                                          none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)                                       none

OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)
(as a % of average net assets)

GLOBAL EQUITY DIVIDEND FUND
                                                          DISTRIBUTION                       TOTAL
                                                          AND SERVICE                        FUND               WAIVERS,
                                           MANAGEMENT       (12B-1)           OTHER        OPERATING         REIMBURSEMENTS
                                              FEE             FEES         EXPENSES(3)     EXPENSES        AND RECOUPMENT(2)
-------------------------------------------------------------------------------------------------------------------------------
 Class A                            %         0.70              --               --            --                   --

GLOBAL EQUITY DIVIDEND FUND

                                   NET EXPENSES
---------------------------------  ------------
 Class A                                 --

--------------------------------------------------------------------------------

(1) The table shows the estimated operating expenses for the Class I shares of the Fund as a ratio of expenses to average daily net assets. The Fund recently commenced operations so "Other Expenses" are estimated.
(2) ING Investments, LLC ("ING") has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING within three years. The expense limit will continue through at least October 31, 2004. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement.
(3) ING Fund Services, LLC receives an annual administration fee equal to 0.10% of average net assets.

 4      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary. The example for the 3-year period does not take into account the expense waiver/reimbursement described on the preceding page. Under the reimbursement agreement, your cost for the 3-year period would be lower.

GLOBAL EQUITY DIVIDEND FUND                                           1 YEAR   3 YEARS
--------------------------------------------------------------------------------------------------
 Class I                                                        $       --         $           --

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  What You Pay to Invest       5

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------


- The minimum initial investment for Class I shares is $1,000,000. Class I shares are available only to (i) certain defined benefit plans, insurance companies and foundations investing for their own account; (ii) certain wrap programs offered by broker-dealers and financial institutions; (iii) retirement plans affiliated with ING Group; and (iv) ING Group and its affiliates for purposes of corporate cash management.

- The minimum additional investment is $100,000.

Make your investment using the table on the right.

The Fund and ING Funds Distributor, LLC (Distributor) reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) will not be accepted. The Fund reserves the right to waive minimum investment amounts. The Fund reserves the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $10,000.

MARKET TIMERS

The Fund may restrict or refuse purchase orders, whether directly or by exchange, by market timers. "Market timing" is defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of a Fund.

RETIREMENT PLANS

The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. It also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Co.
(SSB) acts as the custodian under these plans. For further information, contact the Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

                                                                                                 Initial
                                                                           Method              Investment
                                                                       BY CONTACTING      An investment
                                                                       YOUR INVESTMENT    professional with an
                                                                       PROFESSIONAL       authorized firm can
                                                                                          help you establish and
                                                                                          maintain your account.



                                                                       BY MAIL            Visit or consult an
                                                                                          investment
                                                                                          professional. Make
                                                                                          your check payable to
                                                                                          the ING Funds and mail
                                                                                          it, along with a
                                                                                          completed Application.
                                                                                          Please indicate your
                                                                                          investment
                                                                                          professional on the
                                                                                          New Account
                                                                                          Application.

                                                                       BY WIRE            Call the ING
                                                                                          Operations Department
                                                                                          at (800) 992-0180
                                                                                          Option 4 to obtain an
                                                                                          account number and
                                                                                          indicate your
                                                                                          investment
                                                                                          professional on the
                                                                                          account.
                                                                                          Instruct your bank to
                                                                                          wire funds to the Fund
                                                                                          in the care of:
                                                                                          State Street Bank and
                                                                                          Trust Company ABA
                                                                                          #101003621 Kansas
                                                                                          City, MO credit to:
                                                                                          -------------
                                                                                          (the Fund)
                                                                                          A/C #751-8315; for
                                                                                          further credit
                                                                                          to:-------------------
                                                                                          Shareholder
                                                                                          A/C #-----------------
                                                                                          (A/C # you received
                                                                                          over the telephone)
                                                                                          Shareholder Name:
                                                                                         ----------------------
                                                                                          (Your Name Here)
                                                                                          After wiring funds you
                                                                                          must complete the
                                                                                          Account Application
                                                                                          and send it to:
                                                                                          ING Funds
                                                                                          P.O. Box 219368
                                                                                          Kansas City, MO
                                                                                          64121-6368

                                                                                                Additional
                                                                           Method               Investment
                                                                       BY CONTACTING
                                                                       YOUR INVESTMENT
                                                                       PROFESSIONAL



                                                                       BY MAIL            Visit or consult an
                                                                                          investment professional.
                                                                                          Fill out the Account
                                                                                          Additions form included
                                                                                          on the bottom of your
                                                                                          account statement along
                                                                                          with your check payable
                                                                                          to the ING Funds and
                                                                                          mail them to the address
                                                                                          on the account
                                                                                          statement. Remember to
                                                                                          write your account
                                                                                          number on the check.
                                                                       BY WIRE            Wire the funds in the
                                                                                          same manner described
                                                                                          under "Initial
                                                                                          Investment."

 6      Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

All other shareholders may redeem shares by the methods outlined in the table on the right.

Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $250,000.

- Minimum withdrawal amount is $1,000.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Services Representative, see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission (SEC). When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


                                                                           Method                         Procedures
                                                                    BY CONTACTING YOUR       You may redeem shares by contacting
                                                                    INVESTMENT               your investment professional.
                                                                    PROFESSIONAL             Investment professionals may charge
                                                                                             for their services in connection with
                                                                                             your redemption request, but neither
                                                                                             the Fund nor the Distributor imposes
                                                                                             any such charge.
                                                                    BY MAIL                  Send a written request specifying the
                                                                                             Fund name and share class, your
                                                                                             account number, the name(s) in which
                                                                                             the account is registered, and the
                                                                                             dollar value or number of shares you
                                                                                             wish to redeem to:
                                                                                             ING Funds
                                                                                             P.O. Box 219368
                                                                                             Kansas City, MO 64121-6368
                                                                                             If certificated shares have been
                                                                                             issued, the certificate must accompany
                                                                                             the written request. Corporate
                                                                                             investors and other associations must
                                                                                             have an appropriate certification on
                                                                                             file authorizing redemptions. A
                                                                                             suggested form of such certification
                                                                                             is provided on the Account
                                                                                             Application. A signature guarantee may
                                                                                             be required.
                                                                    BY TELEPHONE --          You may redeem shares by telephone on
                                                                    EXPEDITED REDEMPTION     all accounts other than retirement
                                                                                             accounts, unless you check the box on
                                                                                             the Account Application which
                                                                                             signifies that you do not wish to use
                                                                                             telephone redemptions. To redeem by
                                                                                             telephone, call the Shareholder
                                                                                             Services Representative at (800)
                                                                                             992-0180.
                                                                                             RECEIVING PROCEEDS BY CHECK:
                                                                                             You may have redemption proceeds (up
                                                                                             to a maximum of $100,000) mailed to an
                                                                                             address which has been on record with
                                                                                             ING Funds for at least 30 days.
                                                                                             RECEIVING PROCEEDS BY WIRE:
                                                                                             You may have redemption proceeds
                                                                                             (subject to a minimum of $5,000) wired
                                                                                             to your pre-designated bank account.
                                                                                             You will not be able to receive
                                                                                             redemption proceeds by wire unless you
                                                                                             check the box on the Account
                                                                                             Application which signifies that you
                                                                                             wish to receive redemption proceeds by
                                                                                             wire and attach a voided check. Under
                                                                                             normal circumstances, proceeds will be
                                                                                             transmitted to your bank on the
                                                                                             business day following receipt of your
                                                                                             instructions, provided redemptions may
                                                                                             be made. In the event that share
                                                                                             certificates have been issued, you may
                                                                                             not request a wire redemption by
                                                                                             telephone.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.
                                                       Shareholder Guide       7

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value (NAV) per share for each class of the Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. The NAV per share of each class of the Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Fund does not price shares, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Fund and the Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of the Fund for shares of the same class of any other ING Fund. You should review the prospectus of the fund you intend to exchange into before exchanging your shares.

The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Fund is intended for long-term investment and not as a short-term trading vehicle. The Fund may prohibit excessive exchanges (more than four per year). The Fund also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. You should review the prospectus of the ING Fund into which you intend to exchange before exchanging your shares.

In addition to the ING Global Equity Dividend Fund, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

You will automatically have the ability to request an exchange by calling the Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

 8      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

SMALL ACCOUNTS (NON-RETIREMENT ONLY)

Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

ACCOUNT ACCESS

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800)-992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.

HOUSE HOLDING

To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 992-1080 or your financial consultant. We will begin sending you individual copies thirty days after receiving your request.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide       9

MANAGEMENT OF THE FUNDS                                  ADVISER AND SUB-ADVISER
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), an Arizona limited liability company, subject to the supervision of the Fund's Board of Trustees ("Board"), acts as a "manager-of-managers" for the Fund. In this capacity, ING oversees the investment activities of the Fund. ING delegates to the Sub-Adviser the responsibility for investment management, subject to ING's oversight. ING is responsible for monitoring the investment program and performance of the Sub-Adviser. From time to time, ING may also recommend the appointment of additional or replacement Sub-Advisers to the Fund's Board. The Fund and ING have received exemptive relief from the SEC to permit ING, with the approval of the Board, to replace a non-affiliated Sub-Adviser without submitting the contract to a vote of the Fund's shareholders. The Fund will notify shareholders of any change in the identity of a Sub-Adviser of the Fund. In this event, the name of the Fund and its investment strategies may also change. ING also assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

As of July 31, 2003, ING managed almost $    billion in assets.

ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of the Fund.

The following table shows the aggregate annual advisory fee paid by the Fund for the most recent fiscal year as a percentage of the Fund's average daily net assets:

FUND                                                MANAGEMENT FEE
 Global Equity Dividend                                  0.70%

SUB-ADVISER

ING has engaged ING Investment Management Advisors B.V. as Sub-Adviser for the Fund to provide the day-to-day management of the Fund's portfolio. The Sub-Adviser has, at least in part, been selected primarily on the basis of its successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.

ING INVESTMENT MANAGEMENT ADVISORS B.V.

ING Investment Management Advisors B.V. (IIMA) serves as Sub-Adviser to the ING Global Equity Dividend Fund. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AH The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Groep N.V. IIMA is an indirect, wholly-owned subsidiary of the ING Groep N.V. and is under common control with ING Investments. IIMA operated under the collective management of ING Investment
Management (IIM) which had assets under management of $    billion as of July
31, 2003.

The Fund has been managed by a team of investment professionals led by Frits Moolhuizen since its inception. Frits Moolhuizen is Head of Equity Investments for IIMA and joined IIMA in 1996 as Director, Dutch Equities.


 10      Management of the Funds

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Fund generally distributes most or all of its net earnings in the form of dividends. Distributions are normally expected to consist primarily of capital gains. The Fund pays dividends and capital gains, if any, annually.

DIVIDEND REINVESTMENT

Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class I shares of the Fund invested in another ING Fund which offers the same class of shares.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     Dividends, Distributions and Taxes       11

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Fund may invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser of the Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

The principal risks of investing in the Fund are highlighted below. Please see the Statement of Additional Information for more information.

INVESTMENTS IN FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.

The Fund invests in foreign securities and may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. The Fund may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of small companies have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

PORTFOLIO TURNOVER. The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

OTHER RISKS

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities


 12      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

may be subject to price declines in the securities due to changing interest rates.

OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of its assets in other investment companies. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

INABILITY TO SELL SECURITIES. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. Even publicly traded securities can experience periods of less liquidity. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it likely will not achieve capital appreciation.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, which involve the purchase by the Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

BORROWING. The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for the Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Fund's yield; however, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. The Fund may make short sales. A "short sale" is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when the Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       13

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.


 14      More Information About Risks

In addition to the Fund offered in this Prospectus, ING Funds Distributor, LLC also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

INTERNATIONAL EQUITY FUNDS
  ING Foreign Fund
  ING International Fund
  ING International Growth Fund
  ING International Value Fund

GLOBAL EQUITY FUNDS
  ING Global Technology Fund

DOMESTIC EQUITY GROWTH FUNDS
  ING Growth Fund
  ING Growth Opportunities Fund
  ING LargeCap Growth Fund
  ING MidCap Opportunities Fund
  ING SmallCap Opportunities Fund
  ING Small Company Fund
  ING Technology Fund
  ING Disciplined LargeCap Fund

DOMESTIC EQUITY INDEX FUNDS
  ING Index Plus Large Cap Fund
  ING Index Plus Mid Cap Fund
  ING Index Plus Small Cap Fund

DOMESTIC EQUITY VALUE FUNDS
  ING Large Company Value Fund
  ING MagnaCap Fund
  ING Value Opportunity Fund
  ING SmallCap Value Fund
  ING MidCap Value Fund

DOMESTIC EQUITY AND INCOME FUNDS
  ING Real Estate Fund
  ING Balanced Fund
  ING Growth and Income Fund

FIXED INCOME FUNDS
  ING Bond Fund
  ING Classic Money Market Fund
  ING Government Fund
  ING GNMA Income Fund
  ING Intermediate Bond Fund
  ING Aeltus Money Market Fund

STRATEGIC ALLOCATION FUNDS
  ING Strategic Allocation Growth Fund
  ING Strategic Allocation Balanced Fund
  ING Strategic Allocation Income Fund

                   [ING FUNDS LOGO]

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE FUND IN OUR:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund.
The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current
Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's
Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's
SEC file number. The file number is as follows:

ING Mutual Funds                         811-7428
ING Global Equity Dividend Fund

The information in this SAI is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the U.S. Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is permitted.


                       STATEMENT OF ADDITIONAL INFORMATION
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 (800) 992-0180

                                SEPTEMBER 2, 2003

                                ING MUTUAL FUNDS
                         ING Global Equity Dividend Fund
                 Class A, Class B, Class C, Class Q, and Class I

         This Statement of Additional Information ("SAI") relates to the ING Global Equity Dividend Fund (the "Fund") of the ING Mutual Funds (the "Trust"). A Prospectus (the "Prospectus") for the Fund that provides the basic information you should know before investing in the Fund, may be obtained without charge, from the Fund or the Fund's principal underwriter, ING Funds Distributor, LLC at the address listed above. This SAI is not a prospectus and it should be read in conjunction with the Prospectus, dated September 2, 2003, which has been filed with the U.S. Securities and Exchange Commission ("SEC"). Copies of the ING Fund's Prospectus may be obtained without charge by contacting the Fund at the address and phone number written above.

                                TABLE OF CONTENTS

HISTORY OF THE FUND.............................................................        1
MANAGEMENT OF THE FUND..........................................................        1
INVESTMENT ADVISER FEES.........................................................       19
EXPENSE LIMITATION AGREEMENTS...................................................       21
RULE 12b-1 PLANS................................................................       22
CODE OF ETHICS..................................................................       25
SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISKS..........................       26
INVESTMENT RESTRICTIONS.........................................................       65
PORTFOLIO TRANSACTIONS..........................................................       67
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..................................       68
DETERMINATION OF SHARE PRICE....................................................       75
SHAREHOLDER INFORMATION.........................................................       77
SHAREHOLDER SERVICES AND PRIVILEGES.............................................       77
DISTRIBUTIONS...................................................................       80
TAX CONSIDERATIONS..............................................................       80
CALCULATION OF PERFORMANCE DATA.................................................       87
PERFORMANCE COMPARISONS.........................................................       90
GENERAL INFORMATION.............................................................       92
FINANCIAL STATEMENTS............................................................       93

                               HISTORY OF THE FUND

         ING Mutual Funds (the "Trust") is a Delaware business trust registered as an open-end, management investment company. The Trust was organized in 1992. Prior to a reorganization of the Trust, which became effective on July 24, 1998, the Trust offered shares in a number of separate diversified portfolios, each of which invested all of its assets in a corresponding master fund of Nicholas-Applegate Investment Trust (the "Master Trust"). The July 24, 1998 reorganization eliminated this two-tiered "master-feeder" structure.

         On March 15, 1999, the name of the Trust was changed from "Nicholas-Applegate Mutual Funds." On March 1, 2002, the name of the Trust was changed from "Pilgrim Mutual Funds" to "ING Mutual Funds". On September 1, 2003, Global Equity Dividend was organized as a series of the Trust. This SAI pertains only to ING Global Equity Dividend.

MANAGEMENT OF THE ING FUND

Set forth in the table below is information about each Trustee of the ING Funds.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER
                                                                                           OF
                                                                                       PORTFOLIOS
                                     TERM OF                                             IN FUND
                                    OFFICE AND                                           COMPLEX
                       POSITION(S)  LENGTH OF                                           OVERSEEN                OTHER
   NAME, ADDRESS        HELD WITH      TIME           PRINCIPAL OCCUPATION(S) -            BY             DIRECTORSHIPS HELD
      AND AGE             FUND       SERVED(1)         DURING THE PAST 5 YEARS          TRUSTEE               BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------------------------------------------------------
Paul S. Doherty          Trustee    October     Mr. Doherty is President and Partner,                 Trustee, ING
7337 E. Doubletree                  1999 -      Doherty, Wallace, Pillsbury and                       Investors Trust
Ranch Rd.                           Present     Murphy, P.C., Attorneys (1996                         (February 2002 -
Scottsdale, Arizona                             -Present); Director, Tambrands, Inc.                  Present).
85258                                           (1993 - 1998); and Trustee of each of
Date of Birth:                                  the funds managed by Northstar
04/28/1934                                      Investment Management Corporation
                                                (1993 - 1999).
--------------------------------------------------------------------------------------------------------------------------------
J. Michael Earley        Trustee    February    President and Chief Executive                         Trustee, ING
7337 E. Doubletree                  2002 -      Officer,                                              Investors Trust
Ranch Rd.                           Present     Bankers Trust Company, N.A.                           (1997 - Present).
Scottsdale, Arizona                             (1992 - Present).
85258
Date of Birth:
05/02/1945
--------------------------------------------------------------------------------------------------------------------------------
R. Barbara               Trustee    February    President, College of New Jersey                      Trustee, ING
Gitenstein                          2002 -      (1999 - Present).                                     Investors Trust
7337 E. Doubletree                  Present     Formerly, Executive Vice President and                 (1997 - Present).
Ranch Rd.                                       Provost,
Scottsdale, Arizona                             Drake University (1992 - 1998).
85258
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER
                                                                                           OF
                                                                                       PORTFOLIOS
                                     TERM OF                                             IN FUND
                                    OFFICE AND                                           COMPLEX
                       POSITION(S)  LENGTH OF                                           OVERSEEN               OTHER
   NAME, ADDRESS        HELD WITH      TIME           PRINCIPAL OCCUPATION(S) -            BY             DIRECTORSHIPS HELD
      AND AGE             FUND       SERVED(1)         DURING THE PAST 5 YEARS          TRUSTEE              BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
Date of Birth:
02/18/1948
--------------------------------------------------------------------------------------------------------------------------------
Walter H. May            Trustee    October     Retired. Formerly, Managing Director                 Trustee, ING Investors
7337 E. Doubletree                  1999 -      and Director of Marketing, Piper                     Investors Trust
Ranch Rd.                           Present     Jaffray, Inc.; Trustee of each of the                (February 2002 - Present)
Scottsdale, Arizona                             funds managed by Northstar Investment                and Best Prep Charity
85258                                           Management Corporation (1996 - 1999).                (1991 - Present).
Date of Birth:
12/21/1936
--------------------------------------------------------------------------------------------------------------------------------
JOCK PATTON              Trustee    August      Private Investor (June 1997 -                        Trustee, ING Investors
7337 E. Doubletree                  1995 -      Present). Formerly, Director and                     Trust (February 2002 -
Ranch Rd.                           Present     Chief Executive Officer, Rainbow                     Present); Director,
Scottsdale, Arizona                             Multimedia Group, Inc. (January 1999                 Hypercom, Inc. (January
85258                                           - December 2001); Director of Stuart                 1999 - Present); JDA
Date of Birth:                                  Entertainment, Inc.; Director of                     Software Group, Inc.
12/11/1945                                      Artisoft, Inc. (1994 - 1998).                        (January 1999 - Present);
                                                                                                     Buick of Scottsdale, Inc.;
                                                                                                     National Airlines, Inc.; BG
                                                                                                     Associates, Inc.; BK
                                                                                                     Entertainment, Inc.; and
                                                                                                     Arizona Rotorcraft, Inc.
--------------------------------------------------------------------------------------------------------------------------------
DAVID W.C. PUTNAM        Trustee    October     President and Director, F.L. Putnam                  Trustee, ING Investors
7337 E. Doubletree                  1999 -      Securities Company, Inc. and its                     Trust (February 2002 -
Ranch Rd.                           Present     affiliates; President, Secretary and                 Present), Anchor
Scottsdale, Arizona                             Trustee, The Principled Equity Market                International Bond Trust
85258                                           Fund. Formerly, Trustee, Trust                       (December 2000 - Present);
Date of Birth:                                                                                       F.L.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER
                                                                                           OF
                                                                                       PORTFOLIOS
                                     TERM OF                                             IN FUND
                                    OFFICE AND                                           COMPLEX
                       POSITION(S)  LENGTH OF                                           OVERSEEN                OTHER
   NAME, ADDRESS        HELD WITH      TIME           PRINCIPAL OCCUPATION(S) -            BY             DIRECTORSHIPS HELD
      AND AGE             FUND       SERVED(1)         DURING THE PAST 5 YEARS          TRUSTEE               BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
10/08/1939                                      Realty Corp.; Anchor Investment                      Putnam Foundation
                                                Trust; Bow Ridge Mining Company and                  (December 2000 - Present);
                                                each of the funds managed by                         Progressive Capital
                                                Northstar Investment Management                      Accumulation Trust (August
                                                Corporation (1994 - 1999).                           1998 - Present); Principled
                                                                                                     Equity Market Fund
                                                                                                     (November 1996 - Present),
                                                                                                     Mercy Endowment Foundation
                                                                                                     (1995 - Present); Director,
                                                                                                     F.L. Putnam Investment
                                                                                                     Management Company
                                                                                                     (December 2001 - Present);
                                                                                                     Asian American Bank and
                                                                                                     Trust Company (June 1992 -
                                                                                                     Present); and Notre Dame
                                                                                                     Health Care Center (1991 -
                                                                                                     Present) F.L. Putnam
                                                                                                     Securities Company, Inc.
                                                                                                     (June 1978 - Present); and
                                                                                                     an Honorary Trustee, Mercy
                                                                                                     Hospital (1973 - Present).
--------------------------------------------------------------------------------------------------------------------------------
BLAINE E. RIEKE          Trustee    February    General Partner, Huntington Partners                 Trustee, ING Investors
7337 E. Doubletree                  2001 -      (January 1997 - Present). Chairman                   Trust (February 2002 -
Ranch Rd.                           Present     of the Board and Trustee of each of                  Present) and Morgan Chase
Scottsdale, Arizona                             the funds managed by ING                             Trust Co.
85258
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER
                                                                                           OF
                                                                                       PORTFOLIOS
                                     TERM OF                                             IN FUND
                                    OFFICE AND                                           COMPLEX
                       POSITION(S)  LENGTH OF                                           OVERSEEN                OTHER
   NAME, ADDRESS        HELD WITH      TIME           PRINCIPAL OCCUPATION(S) -            BY             DIRECTORSHIPS HELD
      AND AGE             FUND       SERVED(1)         DURING THE PAST 5 YEARS          TRUSTEE               BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
Date of Birth:                                  Investment Management Co. LLC                        (January 1998 - Present).
09/10/1933                                      (November 1998 - February 2001).
--------------------------------------------------------------------------------------------------------------------------------
ROGER B. VINCENT         Trustee    February    President, Springwell Corporation                    Trustee, ING Investors
7337 E. Doubletree                  2002 -      (1989 - Present). Formerly,                          Trust (1994 - Present); and
Ranch Rd.                           Present     Director, Tatham Offshore, Inc. (1996                Director, AmeriGas Propane,
Scottsdale, Arizona                             - 2000).                                             Inc. (1998 - Present).
85258
Date of Birth:
08/26/1945
--------------------------------------------------------------------------------------------------------------------------------
RICHARD A. WEDEMEYER     Trustee    February    Retired. Mr. Wedemeyer was formerly                  Trustee, ING
7337 E. Doubletree                  2001 -      Vice President - Finance and                         Investors Trust
Ranch Rd.                           Present     Administration, Channel Corporation                  (February 2002 - Present)
Scottsdale, Arizona                             (June 1996 - April 2002). Formerly,                  and Touchstone
85258                                           Vice President, Operations and                       Consulting Group
Date of Birth:                                  Administration, Jim Henson                           (1997 - Present).
03/23/1936                                      Productions (1979 - 1997); Trustee,
                                                First Choice Funds (1997 - 2001); and
                                                of each of the funds managed by ING
                                                Investment Management Co. LLC (1998 -
                                                2001).
--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------------------------------------------------------
THOMAS J.                Trustee    February    Chief Executive Officer, ING U.S.                    Director,
McINERNEY(2)                        2001 -      Financial Services (September 2001 -                 Hemisphere, Inc.
7337 E. Doubletree                  Present     Present); General Manager and Chief                  (May 2003 - Present);
Ranch Rd.                                       Executive Officer, ING U.S. Worksite                 Trustee, GCG Trust
Scottsdale, Arizona                             Financial Services (December 2000 -                  (February 2002 - Present);
85258                                           Present); Member, ING Americas                       Equitable Life
Date of Birth:                                  Executive Committee (2001 - Present);                Insurance Co.,
05/05/1956                                      President, Chief                                     Golden American Life
                                                                                                     Insurance Co.,
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER
                                                                                           OF
                                                                                       PORTFOLIOS
                                     TERM OF                                             IN FUND
                                    OFFICE AND                                           COMPLEX
                       POSITION(S)  LENGTH OF                                           OVERSEEN                OTHER
   NAME, ADDRESS        HELD WITH      TIME           PRINCIPAL OCCUPATION(S) -            BY             DIRECTORSHIPS HELD
      AND AGE             FUND       SERVED(1)         DURING THE PAST 5 YEARS          TRUSTEE               BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
                                                Executive Officer                                    Life Insurance Company of
                                                and Director of Northern Life                        Georgia, Midwestern United
                                                Insurance Company (March 2001 -                      Life Insurance Co.,
                                                October 2002), ING Aeltus Holding                    ReliaStar Life Insurance
                                                Company, Inc. (2000 - Present), ING                  Co., Security Life of
                                                Retail Holding Company (1998 -                       Denver, Security
                                                Present), ING Life Insurance and                     Connecticut Life Insurance
                                                Annuity Company (September 1997 -                    Co., Southland Life
                                                Present) and ING Retirement Holdings,                Insurance Co., USG Annuity
                                                Inc. (1997 - Present). Formerly,                     and Life Company, and
                                                General Manager and Chief Executive                  United Life and Annuity
                                                Officer, ING Worksite Division                       Insurance Co. Inc (March
                                                (December 2000 - October 2001),                      2001 - Present); Director,
                                                President, ING-SCI, Inc. (August 1997                Ameribest Life Insurance
                                                - December 2000); President, Aetna                   Co., (March 2001 to January
                                                Financial Services (August 1997 -                    2003); Director, First
                                                December 2000).                                      Columbine Life Insurance
                                                                                                     Co. (March 2001 to December
                                                                                                     2002); Member of the Board,
                                                                                                     National Commission on
                                                                                                     Retirement Policy,
                                                                                                     Governor's Council on
                                                                                                     Economic Competitiveness
                                                                                                     and Technology of
                                                                                                     Connecticut, Connecticut
                                                                                                     Business
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER
                                                                                           OF
                                                                                       PORTFOLIOS
                                     TERM OF                                             IN FUND
                                    OFFICE AND                                           COMPLEX
                       POSITION(S)  LENGTH OF                                           OVERSEEN                OTHER
   NAME, ADDRESS        HELD WITH      TIME           PRINCIPAL OCCUPATION(S) -            BY             DIRECTORSHIPS HELD
      AND AGE             FUND       SERVED(1)         DURING THE PAST 5 YEARS          TRUSTEE               BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                     and Industry
                                                                                                     Association, Bushnell;
                                                                                                     Connecticut Forum; Metro
                                                                                                     Hartford Chamber of
                                                                                                     Commerce; and is Chairman,
                                                                                                     Concerned Citizens for
                                                                                                     Effective Government.
--------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER(3)      Chairman     October     Chairman, Hillcrest Capital Partners                 Trustee, GCG; Director,
7337 E. Doubletree     and          1999 -      (May 2002-Present); President, Turner                Hormel Foods Corporation
Ranch Rd.              Trustee      Present     Investment Company (January 2002 -                   (March 2000 - Present);
Scottsdale, Arizona                             Present). Mr. Turner was formerly                    Shopko Stores, Inc. (August
85258                                           Vice Chairman of ING Americas (2000 -                1999 - Present); and M.A.
Date of Birth:                                  2002); Chairman and Chief Executive                  Mortenson Company (March
10/03/1939                                      Officer of ReliaStar Financial Corp.                 2002 - Present).
                                                and ReliaStar Life Insurance Company
                                                (1993 - 2000); Chairman of ReliaStar
                                                United Services Life Insurance
                                                Company (1995 - 1998); Chairman of
                                                ReliaStar Life Insurance Company of
                                                New York (1995 - 2001); Chairman of
                                                Northern Life Insurance Company (1992
                                                - 2001); Chairman and Trustee of the
                                                Northstar affiliated investment
                                                companies (1993 - 2001) and Director,
                                                Northstar Investment Management
                                                Corporation and its affiliates (1993
                                                - 1999 ).
--------------------------------------------------------------------------------------------------------------------------------

(1)  Trustees serve until their successors are duly elected and qualified

(2) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC

(3) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

OFFICERS

         Information about the ING Funds' officers are set forth in the table below:

------------------------------------------------------------------------------------------------------------------------------------
                                                      TERM OF OFFICE AND
     NAME, ADDRESS AND         POSITIONS HELD WITH      LENGTH OF TIME
            AGE                     THE FUND             SERVED (1)(2)       PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS (3)
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY              President, Chief      March 2002 - Present  President and Chief Executive Officer, ING Capital
7337 E. Doubletree             Executive Officer     (For the ING Funds)   Corporation, LLC, ING Funds Services, LLC, ING Advisors,
Ranch Rd.                      and Chief Operating                         Inc., ING Investments, LLC, Lexington Funds Distributor,
Scottsdale, Arizona            Officer               February 2001 -       Inc., Express America T.C., Inc. and EAMC Liquidation
85258                                                March 2002            Corp. (December 2001 - Present); Executive Vice President
Date of Birth:                 President, Chief      (For the Pilgrim      and Chief Operating Officer and ING Funds Distributor,
04/09/1949                     Executive Officer     Funds)                LLC (June 2000 - Present). Formerly, Executive Vice
                               and Chief Operating                         President and Chief Operating Officer, ING Quantitative
                               Officer               June 2000 -           Management, Inc. (October 2001 - September 2002), Senior
                                                     February 2001         Executive Vice President (June 2000 - December 2000) and
                               Chief Operating       (For the Pilgrim      Secretary (April 1995 - December 2000), ING Capital
                               Officer               Funds)                Corporation, LLC, ING Funds Services, LLC, ING
                                                                           Investments, LLC, ING Advisors, Inc., Express America
                                                                           T.C., Inc. and EAMC Liquidation Corp.; Executive Vice
                                                                           President, ING Capital Corporation, LLC and its
                                                                           affiliates (May 1998 - June 2000); and Senior Vice
                                                                           President, ING Capital Corporation, LLC and its
                                                                           affiliates (April 1995 - April 1998).
------------------------------------------------------------------------------------------------------------------------------------
STANLEY D. VYNER               Executive Vice        March 2002 - Present  Executive Vice President, ING Advisors, Inc. and ING
7337 E. Doubletree             President             (For the ING Funds)   Investments, LLC (July 2000 - Present) and Chief
Ranch Rd.                                                                  Investment Officer of the International Portfolios, ING
Scottsdale, Arizona                                  July 1996 - March     Investments, LLC (July 1996 - Present). Formerly,
85258                                                2002                  President and Chief Executive Officer, ING Investments,
Date of Birth:                                       (For the              LLC (August 1996 - August 2000).
05/14/1950                                           international
                                                     portfolios of the
                                                     Pilgrim Funds)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                      TERM OF OFFICE AND
     NAME, ADDRESS AND         POSITIONS HELD WITH      LENGTH OF TIME        PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS
            AGE                     THE FUND             SERVED (1)(2)                                (3)
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL J. ROLAND              Executive Vice        March 2002 - Present  Executive Vice President, Chief Financial Officer and
7337 E. Doubletree             President, Assistant  (For the ING Funds)   Treasurer, ING Funds Services, LLC, ING Funds
Ranch Rd.                      Secretary and                               Distributor, LLC, ING Advisors, Inc., ING Investments,
Scottsdale, Arizona            Principal Financial   June 1998 - March     LLC, Inc., Lexington Funds Distributor, Inc., Express
85258                          Officer               2002                  America T.C., Inc. and EAMC Liquidation Corp.
Date of Birth:                                       (For the Pilgrim      (December 2001 - Present). Formerly, Executive Vice
05/30/1958                     Senior Vice           Funds)                President, Chief Financial Officer and Treasurer ING
                               President and                               Quantitative Management (December 2001 - September 2002),
                               Principal Financial   December 2002 -       Senior Vice President, ING Funds Services, LLC, ING
                               Officer               Present               Investments, LLC and ING Funds Distributor, LLC
                                                     (For the IPI Funds)   (June 1998 - December 2001) and Chief Financial Officer
                               Chief Financial                             of Endeavor Group (April 1997 - June 1998).
                               Officer
------------------------------------------------------------------------------------------------------------------------------------
ROBERT S. NAKA                 Senior Vice           March 2002 - Present  Senior Vice President and Assistant Secretary, ING Funds
7337 E. Doubletree             President and         (For the ING Funds)   Services, LLC, ING Funds Distributor, LLC, ING Advisors,
Ranch Rd.                      Assistant Secretary                         Inc., ING Capital Corporation, LLC, ING Investments,
Scottsdale, Arizona                                  November 1999 -       LLC (October 2001 - Present) and Lexington Funds
85258                          Senior Vice           March 2002            Distributor, Inc. (December 2001 - Present). Formerly,
Date of Birth:                 President and         (For the Pilgrim      Senior Vice President and Assistant Secretary, ING
06/17/1963                     Assistant Secretary   Funds)                Quantitative Management, Inc. (October 2001 - September
                                                                           2002), Vice President, ING Investments, LLC (April 1997 -
                               Assistant Secretary   July 1996 - November  October 1999), ING Funds Services, LLC (February 1997 -
                                                     1999                  August 1999) and Assistant Vice President, ING Funds
                                                     (For the Pilgrim      Services, LLC (August 1995 - February 1997).
                                                     Funds)
------------------------------------------------------------------------------------------------------------------------------------
ROBYN L. ICHILOV               Vice President        March 2002 - Present  Vice President, ING Funds Services, LLC (October 2001 -
7337 E. Doubletree             and Treasurer         (For the ING Funds)   Present) and ING Investments, LLC (August 1997 -
Ranch Rd.                                                                  Present); Accounting Manager, ING Investments, LLC
Scottsdale, Arizona            Vice President        May 1998 - March      (November 1995 - Present).
85258                          and Treasurer         2002
Date of Birth:                                       (For the Pilgrim
09/25/1967                                           Funds)

                                                     November 1997 - May
                               Vice President        1998
                                                     (For the Pilgrim
                                                     Funds)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                      TERM OF OFFICE AND
     NAME, ADDRESS AND         POSITIONS HELD WITH      LENGTH OF TIME        PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS
            AGE                     THE FUND             SERVED (1)(2)                                (3)
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLY A. ANDERSON           Vice President        March 2002 - Present  Vice President and Secretary, ING Funds Services, LLC,
7337 E. Doubletree             and Secretary         (For the ING Funds)   ING Funds Distributor, LLC, ING Advisors, Inc., ING
Ranch Rd.                                                                  Investments, LLC (October 2001 - Present) and Lexington
Scottsdale, Arizona                                  February 2001 -       Funds Distributor, Inc.(December 2001 - Present).
85258                                                March 2002            Formerly, Vice President, ING Quantitative Management,
Date of Birth:                                       (For the Pilgrim      Inc. (October 2001 - September 2002); Assistant Vice
07/25/1964                                           Funds)                President, ING Funds Services, LLC (November 1999 -
                                                                           January 2001) and has held various other positions with
                                                                           ING Funds Services, LLC for more than the last five
                                                                           years.
------------------------------------------------------------------------------------------------------------------------------------
LAUREN D. BENSINGER            Vice President        February 2003 -       Vice President and Chief Compliance Officer, ING Funds
7337 E. Doubletree                                   Present               Distributor, LLC (July, 1995 to Present); Vice President
Ranch Rd.                                            (For the ING Funds)   (February, 1996 to Present) and Chief Compliance Officer
Scottsdale, Arizona                                                        (October, 2001 to Present), ING Investments, LLC; Vice
85258                                                                      President and Chief Compliance Officer, ING Advisors,
Date of Birth:                                                             Inc. (July 2000 to Present); Formerly, Vice President and
02/06/1954                                                                 Chief Compliance Officer ING Quantitative Management,
                                                                           Inc. (July 2000 to September 2002) and Vice President ING
                                                                           Fund Services, LLC (July 1995 to Present).
------------------------------------------------------------------------------------------------------------------------------------
TODD MODIC                     Assistant Vice        April 2002 - Present  Director of Financial Reporting, ING Investments, LLC
7337 E. Doubletree             President             (For certain ING      (March 2001 - Present). Formerly, Director of Financial
Ranch Rd.                                            Funds)                Reporting, Axient Communications, Inc. (May 2000 -
Scottsdale, Arizona                                                        January 2001) and Director of Finance, Rural/Metro
85258                                                                      March 2002 - Present Corporation (March 1995 - May
Date of Birth:                                       (For certain ING      2000).
11/03/1967                                           Funds)

                                                     August 2001 - March
                                                     2002
                                                     (For the Pilgrim
                                                     Funds)
------------------------------------------------------------------------------------------------------------------------------------
MARIA M. ANDERSON              Assistant Vice        April 2002 - Present  Assistant Vice President, ING Funds Services, LLC
7337 E. Doubletree             President             (For certain ING      (October 2001 - Present). Formerly, Manager of Fund
Ranch Rd.                                            Funds)                Accounting and Fund Compliance, ING Investments, LLC
Scottsdale, Arizona                                                        (September 1999 - November 2001); Section Manager of Fund
85258                                                March 2002 - April    Accounting, Stein Roe Mutual Funds (July 1998 - August
Date of Birth:                                       2002                  1999); and Financial Reporting
05/29/1958
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                      TERM OF OFFICE AND
     NAME, ADDRESS AND         POSITIONS HELD WITH      LENGTH OF TIME        PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS
            AGE                     THE FUND             SERVED (1)(2)                                (3)
------------------------------------------------------------------------------------------------------------------------------------
05/29/1958                                           (For certain ING      Analyst, Stein Roe Mutual Funds (August 1997 - July
                                                     Funds)                1998).

                                                     August 2001 - March
                                                     2002
                                                     (For the Pilgrim
                                                     Funds)
------------------------------------------------------------------------------------------------------------------------------------
SUE KINENS                     Assistant Vice        February 2003 -       Assistant Vice President and Assistant Secretary, ING
7337 E. Doubletree Ranch Rd.   President and         Present               Funds Services, LLC (December 2002 - Present); and has
Scottsdale, Arizona 85258      Assistant Secretary   (For the ING Funds)   held various other positions with ING Funds Services, LLC
Date of Birth: 12/31/1976                                                  for the last five years.
------------------------------------------------------------------------------------------------------------------------------------

(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the fund complex and the name of the fund complex name changed to "ING Funds.

(3) The following documents the evolution of the name of each ING corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 - name changed from ING Pilgrim Investments,
LLC)

ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim
     Investments, LLC)
     ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim Investments, LLC)
     ING Pilgrim Investments, LLC (February 2001 - formed)
     ING Pilgrim Investments, Inc. (September 2000 - name changed from Pilgrim Investments, Inc.)
     Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments,
     Inc.)
     Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim America Investments, Inc.)
     Pilgrim America Investments, Inc. (April 1995 - name changed from Newco Advisory Corporation)
     Newco Advisory Corporation (December 1994 - incorporated)

     **Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar Investment Management Corporation)

ING Funds Distributor, LLC. (October 2002)
     ING Funds Distributor, Inc. (October 2002 - merged into ING Funds Distributor, LLC)
     ING Funds Distributor, LLC (October 2002 - formed)
     ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim Securities, Inc.)
     Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities, Inc.)

ING Funds Services, LLC (March 2002 - name changed from ING Pilgrim Group, LLC)
     ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC) ING Pilgrim Group, LLC (February 2001 - formed)
     ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim Group, Inc.)
     Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim Group, Inc.)
     Northstar Administrators, Inc. (November 1999 - merged into Pilgrim Group, Inc.)
     Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim American Group, Inc.)
     Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings Management Corporation)
     Newco Holdings Management Corporation (December 1994 - incorporated)

ING Capital Corporation, LLC (March 2002 - name changed from ING Pilgrim Capital Corporation, LLC)
     ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim Capital Corporation, LLC)
     ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
     ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim Capital Corporation)
     Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim Holdings Corporation)

     Pilgrim Securities, Inc. (October 1998 - name changed from Pilgrim America Securities, Inc.)

     Pilgrim America Securities, Inc. (April 1995 - name changed from Newco Distributors Corporation)

     Newco Distributors Corporation (December 1994 -incorporated)

ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim Advisors, Inc.)

     ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington Management Corporation)

     ING Lexington Management Corporation (October 2000 - name changed from Lexington Management Corporation)

     Lexington Management Corporation (December 1996 - incorporated)

     Pilgrim Holdings Corporation (October 1999 - name changed from Northstar Holdings, Inc.)

     Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital Corporation)

     Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America Capital Corporation)

     Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America Capital Corporation)

     Pilgrim America Capital Corporation (April 1997 - incorporated)

ING Quantitative Management, Inc. (September 2002 - Dissolved)

     ING Quantitative Management, Inc. (March 2002 - name changed from ING Pilgrim Quantitative Management, Inc.)

     ING Pilgrim Quantitative Management, Inc. (March 2001 - name changed from Market Systems Research Advisors)

     Market Systems Research Advisors, Inc. (November 1986 - incorporated)

BOARD OF TRUSTEES

         The Board of Trustees governs the Fund and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who oversee the ING Funds' activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.

Committees

         An Executive Committee of the Board of Trustees was formed in order to act on behalf of the full Board of Trustees between meetings when necessary. The following Trustees serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. Mr. Turner serves as Chairman of the Committee. The Executive Committee held four (4) meetings during the fiscal year ended October 31, 2002.

         The Board of Trustees has an Audit Committee whose function is to meet with the independent accountants of each Trust to review the scope of the Trust's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of Messrs. Earley, Rieke, Vincent and Putnam. Mr. Earley serves as Chairman of the Committee. The Audit Committee held four (4) meetings during the fiscal year ended October 31, 2002.

         The Board of Trustees has formed a Valuation Committee whose function is to review the determination of the value of securities held by the Funds for which market quotations are not available. The Valuation Committee currently consists of Dr. Gitenstein and Messrs. May, Patton, Doherty and Wedemeyer. Mr. Patton serves as Chairman of the Committee. The Valuation Committee held five
(5) meetings during the fiscal year ended October 31, 2002.

         The Board of Trustees has established a Nominating Committee for the purpose of considering and presenting to the Board of Trustees candidates it proposes for nomination to fill Independent Trustee vacancies on the Board of Trustees. The Nominating Committee currently consists of Dr. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held one (1) meeting during the fiscal year ended October 31, 2002.

         The Board of Trustees has established an Investment Review Committee that will monitor the investment performance of the Funds and to make recommendations to the Board of Trustees with respect to the Funds. The Committee for the international funds currently consists of Dr. Gitenstein and Messrs. Patton, May, Doherty, McInerney and Wedemeyer. Mr. Wedemeyer serves as Chairman of the Committee. The Investment Review Committees held four (4) meetings during the fiscal year ended October 31, 2002.

TRUSTEE OWNERSHIP OF SECURITIES

         SHARE OWNERSHIP POLICY

         In order to further align the interests of the Independent Trustees with shareholders, it is the policy to own, beneficially, shares of one or more ING Funds at all times. For this purpose, beneficial ownership of Fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Fund. Under this Policy, the initial value of investments in the ING Funds that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Fund investments will not cause a Trustee to have to make any additional investments under this Policy.

         Set forth below is the dollar range of equity securities owned by each
Trustee:

----------------------------------------------------------------------------------------------------------------------------------
                                                                                AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                           DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND AS OF      REGISTERED INVESTMENT COMPANIES OVERSEEN BY
NAME OF TRUSTEE                             DECEMBER 31, 2002                       DIRECTOR IN FAMILY OF INVESTMENT COMPANIES
----------------------------------------------------------------------------------------------------------------------------------
                                                  GLOBAL EQUITY DIVIDEND FUND (2)
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Paul S. Doherty                                   N/A                                                 Over $100,000
----------------------------------------------------------------------------------------------------------------------------------
J. Michael Earley (1)                             N/A                                             $10,001 - $50,000
----------------------------------------------------------------------------------------------------------------------------------
R. Barbara Gitenstein (1)                         N/A                                            $50,001 - $100,000
----------------------------------------------------------------------------------------------------------------------------------
Walter H. May                                     N/A                                                 Over $100,000
----------------------------------------------------------------------------------------------------------------------------------
Jock Patton                                       N/A                                            $50,001 - $100,000
----------------------------------------------------------------------------------------------------------------------------------
David W. C. Putnam                                N/A                                                 Over $100,000
----------------------------------------------------------------------------------------------------------------------------------
Blaine E. Rieke                                   N/A                                            $50,001 - $100,000
----------------------------------------------------------------------------------------------------------------------------------
Roger B. Vincent (1)                              N/A                                                 Over $100,000
----------------------------------------------------------------------------------------------------------------------------------
Richard A. Wedemeyer                              N/A                                             $10,001 - $50,000
----------------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE
"INTERESTED PERSONS"
----------------------------------------------------------------------------------------------------------------------------------
Thomas J. McInerney                               N/A                                            $50,001 - $100,000
----------------------------------------------------------------------------------------------------------------------------------
John G. Turner                                    N/A                                               Over $100,000
----------------------------------------------------------------------------------------------------------------------------------

(1)  Commenced service as a Trustee on February 26, 2002.

(2)  Commenced operations on September 1, 2003.

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

         Set forth in the table below is information regarding each Independent Trustee's (and his or her immediate family members) share ownership in securities of the ING Funds' investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the ING Funds (not including registered investment companies). as of December 31, 2002.

---------------------------------------------------------------------------------------------------
                            NAME OF OWNERS
                           AND RELATIONSHIP                               VALUE OF    PERCENTAGE OF
    NAME OF DIRECTOR         TO DIRECTOR      COMPANY   TITLE OF CLASS   SECURITIES      CLASS
---------------------------------------------------------------------------------------------------
PAUL S. DOHERTY                   N/A           N/A          N/A             $0           N/A
---------------------------------------------------------------------------------------------------
J. MICHAEL EARLEY(1)              N/A           N/A          N/A             $0           N/A
---------------------------------------------------------------------------------------------------
R. BARBARA GITENSTEIN(1)          N/A           N/A          N/A             $0           N/A
---------------------------------------------------------------------------------------------------
WALTER H. MAY                     N/A           N/A          N/A             $0           N/A
---------------------------------------------------------------------------------------------------
JOCK PATTON                       N/A           N/A          N/A             $0           N/A
---------------------------------------------------------------------------------------------------
DAVID W. C. PUTNAM                N/A           N/A          N/A             $0           N/A
---------------------------------------------------------------------------------------------------
BLAINE E. RIEKE                   N/A           N/A          N/A             $0           N/A
---------------------------------------------------------------------------------------------------
ROGER B. VINCENT(1)               N/A           N/A          N/A             $0           N/A
---------------------------------------------------------------------------------------------------
RICHARD A. WEDEMEYER              N/A           N/A          N/A             $0           N/A
---------------------------------------------------------------------------------------------------

(1)  Commenced service as a Trustee on February 26, 2002.

COMPENSATION OF TRUSTEES

         The Fund pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $40,000 (Messrs. Patton and May, as lead directors, receive an annual retainer of $50,000); (ii) $7,000 for each in person meeting of the Board; (iii) $2,000 per attendance of any committee meeting; (iv) $2,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Fund is based on the Fund's average net assets as a percentage of the average net assets of all the funds managed by the Investment Adviser for which the Trustees serve in common as Trustees.

         The following table sets forth information regarding compensation of Trustees by the Fund and other funds managed by the Investment Adviser for the year ended October 31, 2002. Officers of the Funds and Trustees who are interested persons of the Fund does not receive any compensation from the Fund or any other funds managed by the Investment Adviser.

                               COMPENSATION TABLE

------------------------------------------------------------------------------------------------------------
                                                          PENSION OR                      TOTAL COMPENSATION
                                                          RETIREMENT                            FROM
                                                           BENEFITS       ESTIMATED           REGISTRANT
                                                           ACCRUED          ANNUAL             AND FUND
                                 AGGREGATE COMPENSATION   AS PART OF       BENEFITS          COMPLEX PAID
         NAME OF                   FROM GLOBAL EQUITY        FUND            UPON            TO DIRECTORS/
     PERSON, POSITION                DIVIDEND FUND         EXPENSES     RETIREMENT (5)     TRUSTEES (1) (4)
------------------------------------------------------------------------------------------------------------
PAUL S. DOHERTY TRUSTEE                                        -               -                76,557
------------------------------------------------------------------------------------------------------------
ALAN L. GOSULE (2)
 TRUSTEE                                                       -               -                34,063
------------------------------------------------------------------------------------------------------------
WALTER H. MAY TRUSTEE                                                                          102,704
------------------------------------------------------------------------------------------------------------
THOMAS J. MCINERNEY (3)
 TRUSTEE                                                       -               -                 N/A
------------------------------------------------------------------------------------------------------------
JOCK PATTON TRUSTEE                                            -               -               102,716
------------------------------------------------------------------------------------------------------------
DAVID W.C. PUTNAM
TRUSTEE                                                        -               -                86,352
------------------------------------------------------------------------------------------------------------
BLAINE E. RIEKE
TRUSTEE                                                        -               -                82,161
------------------------------------------------------------------------------------------------------------
JOHN G. TURNER(3) TRUSTEE                                      -               -                 N/A
------------------------------------------------------------------------------------------------------------
RICHARD A. WEDEMEYER
TRUSTEE                                                        -               -                95,313
------------------------------------------------------------------------------------------------------------
ROGER VINCENT TRUSTEE(6)                                       -               -                60,185
------------------------------------------------------------------------------------------------------------
BARBARA GITENSTEIN TRUSTEE(6)                                  -               -                58,871
------------------------------------------------------------------------------------------------------------
J. MICHAEL EARLEY TRUSTEE(6)                                   -               -                56,774
------------------------------------------------------------------------------------------------------------
R. GLENN HILLIARD(3)(8)                   N/A                 N/A             N/A                N/A
------------------------------------------------------------------------------------------------------------

(1) Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(2) Resigned as a Trustee effective December 28, 2001. Mr. Gosule is a partner at Clifford Chance Rogers and Wells LLP, which has provided legal services to certain ING Funds. Mr. Gosule was paid $132,500 upon his retirement pursuant to a retirement policy adopted by the ING Funds. Mr. Gosule satisfied the criteria for such payment (which was equal to twice the compensation normally paid to him for one year of service) since he served as an Independent Director/Trustee for certain ING Funds for 5 years prior to his resignation.

(3) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with the investment adviser to the ING Funds. Officers and Directors/Trustees who are interested persons do not receive any compensation from the Funds.

(4) Represents compensation from 93 funds (total in complex as of December 31, 2002).

(5) The ING Funds have adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the ING Funds at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(6)      Commenced service as a Trustee on February 26, 2002.

(7) Commenced operations on September 2, 2003, and, therefore, did not pay any compensation to any Trustee's during the fiscal year ended October 31, 2002. Estimated expenses for the period September 2, 2003 through October 31, 2004.

(8)      Resigned as a Trustee effective April 31, 2003.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

         Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding its Fund without the consent or approval of shareholders.

         As of July 30, 2003, no person owned of any of the Fund's outstanding shares.

INVESTMENT ADVISER

         The investment adviser for the Fund is ING Investments, LLC ("Investment Adviser" or "ING Investments") which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. The Investment Adviser, subject to the authority of the Trustees of the Fund, has the overall responsibility for the management of the Fund's portfolio subject to delegation of certain responsibilities to another investment adviser (the "Sub-Adviser"). ING Investment Management Advisors B.V. ("IIMA") is the Sub-Adviser to the Fund. The Investment Adviser is a direct, wholly owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Groep N.V."). ING Groep N.V. is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

         On February 26, 2001, the name of the Investment Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Adviser was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC."

         The Investment Adviser serves pursuant to an Investment Management Agreement between the Investment Adviser and the Trust. The Investment Management Agreements require the Investment Adviser to oversee the provision of all investment advisory and portfolio management services of the Fund, respectively. Pursuant to a sub-advisory agreement (the "Sub-Advisory Agreement", the Investment Adviser has delegated certain management responsibilities to the Sub-Adviser. The Investment Adviser oversees the investment management of the Sub-Adviser.

         The Investment Management Agreement requires the Investment Adviser to provide, subject to the supervision of the Board of Trustees, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund's assets and the purchase or sale of its portfolio securities. The Investment Adviser also provides investment research and analysis. The Investment Management Agreement provides that the Investment Adviser is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.

         After an initial term of two years, the Investment Management Agreement and Sub-Advisory Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board of Trustees or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.

         In connection with its deliberations relating to the approval of the Fund's Investment Management Agreement and Sub-Advisory Agreement, the Board of Trustees, including the Independent Trustees, considered information that had been provided by ING Investments and IIMA to the Fund. In considering the Investment Management Agreement and Sub-Advisory Agreement, the Board of Trustees considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board of Trustees in reviewing the

Investment Management Agreement and Sub-Advisory Agreement included, but were not limited to, the following: (1) the nature and quality of the services to be provided by ING Investments to the Fund under the Investment Management Agreement; (2) the nature and quality of the services to be provided by IIMA to the Fund under the Sub-Advisory Agreement; (3) prior performance of similar accounts managed by IIMA with comparable investment objectives and strategies to the Fund compared to a peer group of funds; (4) the fairness of the compensation under the Investment Management Agreement and Sub-Advisory Agreement in light of the services to be provided by ING Investments and IIMA to the Fund; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING Investments and IIMA; (6) ING Investments' and IIMA's compliance capabilities; (7) the expenses to be borne by shareholders of the Fund; and (8) the expense limitation arrangements to which management committed for the Fund.

         In approving the proposed agreements for the Fund, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling. The Board of Trustees concluded that the fees to be paid to ING Investments and IIMA are reasonable in relation to the services to be rendered, and that the anticipated expenses to be borne by the shareholders were reasonable. The Board of Trustees further determined that the contractual arrangements offer an appropriate means for the Fund to obtain high quality portfolio management services in furtherance of the Fund's objectives, and to obtain other appropriate services for the Fund.

         In reviewing the terms of the Investment Management Agreement and Sub-Advisory Agreement and in discussions with the Investment Adviser concerning such Investment Management Agreement and Sub-Advisory Agreement, the Independent Trustees were represented by independent legal counsel. Based upon its review, the Board of Trustees has determined that the Investment Management Agreement and Sub-Advisory Agreement are in the best interests of the Fund and its shareholders and that the Advisory and Sub-Advisory fees are fair and reasonable. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees of the Fund, including the unanimous vote of the Independent Trustees, approved the Investment Management Agreement and Sub-Advisory Agreement.

         The Investment Management Agreement is terminable without penalty upon notice given by the Board of Trustees or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon notice given by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

         The Trust and the Investment Manager have received an exemptive order from the SEC that allows the Investment Manager to enter into new investment sub-advisory contracts ("Portfolio Management Agreements") and to make material changes to Portfolio Management Agreements with the approval of the Board of Trustees, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Portfolio Management Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders within 90 days of the change. The Investment Manager remains responsible for providing general management services to the Fund, including overall supervisory responsibility for the general management and investment of the Fund's assets, and, subject to the review and approval of the Board, will among other things: (i) set the Fund's overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Fund's assets; (iii) when appropriate, allocate and reallocate the Fund's assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Fund's investment objectives, policies and restrictions.

         As of June 30, 2003, ING Investments had assets under management of $_____ billion.

                             INVESTMENT ADVISER FEES

         The Investment Adviser bears the expense of providing its services, and pays the fees of the Sub-Adviser. For its services, the Fund pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets during the month:

SERIES                     ANNUAL INVESTMENT ADVISER FEE

Global Equity Dividend     0.70% of the Fund's average daily net assets

                            TOTAL ADVISORY FEES PAID

The following charts set forth the total amounts the Funds paid to the Investment Adviser for the last three fiscal years:

                                         OCTOBER 31
--------------------------------------------------------------
          FUND               2002             2001        2000
--------------------------------------------------------------
Global Equity Dividend(1)    N/A              N/A         N/A
--------------------------------------------------------------

(1) As of October 31, 2002, the Global Equity Dividend Fund had not yet commenced operations.

SUB-ADVISORY AGREEMENT

         The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Advisers, executive salaries and expenses of the Trustees and officers of the Trust who are employees of the Investment Adviser or its affiliates, and office rent of the Trustees. The Sub-Adviser pays all of its expenses arising from the performance of their obligations under the Sub-Advisory Agreement.

         Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Trust are borne by the Fund, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating the Fund's net asset value; taxes, if any, and the preparation of the Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Fund under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Trustees of the Trust who are not employees of the Investment Adviser or the Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

         The Sub-Advisory Agreement may be terminated without payment of any penalties by the Investment Adviser, the Trustees, on behalf of the Trust, or the shareholders of the Fund upon written notice. Otherwise, after an initial term of two years, the Sub-Advisory Agreement will remain in effect from year to year, subject to the annual approval of the appropriate Board of Trustees, on behalf of the Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees, on behalf of the Fund who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party.

         Pursuant to a Sub-Advisory Agreement dated ___________ between ING Investments and IIMA, IIMA serves as Sub-Adviser to the Fund. In this capacity, IIMA, subject to the supervision and control of the Investment Adviser and the Trustees of the Fund, on behalf of the Fund, manages the Fund's portfolio investments consistently with the Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Located at Prinses Beatrixlaan 15, 2595 AK, The Hague, The Netherlands, IIMA operates under the collective management of ING Investment Management.

         As compensation to the Sub-Adviser for its services to the Fund, the Investment Adviser pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets managed during the month:

SERIES                              ANNUAL SUB-ADVISORY FEE

Global Equity Dividend Fund         0.20% of the Fund's average daily net assets

Total Sub-Advisory Fees Paid by the Investment Adviser During the Fiscal Year
Ended:

                                     OCTOBER 31
------------------------------------------------------
          FUND               2002      2001      2000
------------------------------------------------------
Global Equity Dividend(1)    N/A       N/A       N/A
------------------------------------------------------

(1) As of October 31, 2002, the Global Equity Dividend Fund had not yet commenced operations.

ADMINISTRATION

         ING Funds Services, LLC ("ING Funds Services" or the "Administrator") serves as administrator for the Fund, pursuant to an Administrative Services Agreement. Subject to the supervision of the Board of Trustees, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Fund's business, except for those services performed by the Investment Adviser under the Investment Management Agreement, the custodian for the Fund under the Custodian Agreements, the transfer agent for the Fund under the Transfer Agency Agreements, and such other service providers as may be retained by the Fund from time to time. The Administrator acts as a liaison among these service providers to the Fund. The Administrator is also responsible for ensuring that the Fund operate in compliance with applicable legal requirements and for monitoring the Investment Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund. The Administrator is an affiliate of the Investment Adviser. ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.

                         TOTAL ADMINISTRATIVE FEES PAID

                                      OCTOBER 31
------------------------------------------------------
          FUND               2002       2001      2000
------------------------------------------------------
Global Equity Dividend(1)    N/A        N/A       N/A
------------------------------------------------------

-------------

(1) As of October 31, 2002, the Global Equity Dividend Fund had not yet commenced operations.

                       TOTAL SHAREHOLDER SERVICE FEES PAID

                                      OCTOBER 31
------------------------------------------------------
          FUND               2002       2001      2000
------------------------------------------------------
Global Equity Dividend (1)   N/A        N/A       N/A
------------------------------------------------------

(1) As of October 31, 2002, the Global Equity Dividend Fund had not yet commenced operations.

                          EXPENSE LIMITATION AGREEMENTS

         The Investment Adviser has entered into an expense limitation agreement with the Fund, pursuant to which the Investment Adviser has agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, the Investment Adviser will assume other expenses so that the total annual ordinary operating expenses of the Fund (which excludes interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Fund's business, and expenses of any counsel or other persons or services retained by the Trust's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser or Sub-Adviser) do not exceed:

         FUND                CLASS A    CLASS B    CLASS C    CLASS I    CLASS Q
Global Equity Dividend        1.40%      2.15%      2.15%      1.15%      1.40%

         The Fund will at a later date reimburse the Investment Adviser for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. The Investment Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.

         The expense limitations are contractual and, after the initial term, shall renew automatically for one-year terms unless the Investment Adviser provides written notice of termination of the agreement to a lead Independent Trustee within ninety (90) days' of the end of the then-current term for the Fund or upon termination of the Investment Management Agreement. Each Expense Limitation Agreement may also be terminated by the Trust, without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business within ninety (90) days' of the end of the then-current term for the Fund.

DISTRIBUTOR

         Shares of the Fund are distributed by ING Funds Distributor, LLC ("ING Funds Distributor" or the "Distributor") pursuant to an Underwriting Agreement between the Trust and the Distributor on behalf of the Fund. The Distributor's address is 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258. The Underwriting Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Fund. The Trust and the Distributor have agreed to indemnify each other against certain liabilities. At the discretion of the Distributor, all sales charges may at times be reallowed to an authorized dealer ("Authorized Dealer"). If 90% or more of the sales commission is reallowed, such Authorized Dealer may be deemed to be an "underwriter" as that term is defined under the Securities Act of 1933 (the "1933 Act"). The Underwriting

Agreement will remain in effect from year to year only if, after an initial term, continuance is approved annually by a majority of the Board of Trustees who are not parties to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of the Trust. See the Prospectus for information on how to purchase and sell shares of the Fund, and the charges and expenses associated with an investment. The sales charge retained by the Distributor and the commissions reallowed to selling dealers are not an expense of the Fund and have no effect on the net asset value of the Fund. The Distributor, like the Investment Adviser, is an indirect, wholly owned subsidiary of ING Groep N.V..

         For the fiscal year ended October 31, 2002, the Distributor received the following amounts in sales charges in connection with the sale of shares (1)

---------------------------------------------------------------------------------------------
                                          Class A
                                           Sales       Class A Sales
                                          Charges         Charges       Class B       Class C
                                          Before       After Dealer     Deferred     Deferred
                                        Dealer Re-          Re-          Sales         Sales
           Fund                         Allowance       Allowance       Charges       Charges
---------------------------------------------------------------------------------------------
Global Equity Dividend (1)                 N/A             N/A            N/A           N/A
---------------------------------------------------------------------------------------------

----------------

(1) As of October 31, 2001, the Global Equity Dividend Fund had not yet commenced operations.

For the fiscal year ended October 31, 2002, the Distributor received the following amounts in sales charges in connection with the sale of shares:

-----------------------------------------------------------------------------------------------
                                          Class A        Class A
                                           Sales          Sales
                                          Charges        Charges        Class B        Class C
                                          Before          After         Deferred       Deferred
                                        Dealer Re-      Dealer Re-       Sales          Sales
           Fund                         Allowance       Allowance       Charges        Charges
-----------------------------------------------------------------------------------------------
Global Equity Dividend (1)                 N/A             N/A            N/A            N/A
-----------------------------------------------------------------------------------------------

----------------

(1) As of October 31, 2002, the Global Equity Dividend had not commenced operations.

RULE 12b-1 PLANS

         The Trust has a distribution plan pursuant to Rule 12b-1 under the 1940 Act applicable to the classes of shares offered by the Fund ("Rule 12b-1 Plans"). The Fund intends to operate the Rule 12b-1 Plans in accordance with its terms and the National Association of Securities Dealers, Inc. rules concerning sales charges. Under the Rule 12b-1 Plans, the Distributor may be entitled to payment each month in connection with the offering, sale, and shareholder servicing of Class A, Class B, Class C, and Class Q shares in amounts as set forth in the following table. The Fund does not have a 12b-1 Plan with respect to the Institutional Class (Class I).

-----------------------------------------------------------------------------------
                                      FEES BASED ON AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------------------------
     NAME OF FUND              CLASS A        CLASS B        CLASS C        CLASS Q
-----------------------------------------------------------------------------------
Global Equity Dividend          0.25%          1.00%          1.00%          0.25%
-----------------------------------------------------------------------------------

         These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of Class A, Class B, Class C, and Class Q shares of the Fund, including payments to dealers for selling shares of the Fund and for servicing shareholders of these classes of the Fund. Activities for which these fees may be used include: promotional activities; preparation and distribution of advertising materials and sales literature; expenses of organizing and conducting sales seminars; personnel costs and overhead of the Distributor; printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders; payments to dealers and others that provide shareholder services; interest on accrued distribution expenses; and costs of administering the Rule 12b-1 Plans. No more than 0.75% per annum of the Fund's average net assets may be used to finance distribution expenses, exclusive of shareholder servicing payments, and no Authorized Dealer may receive shareholder servicing payments in excess of 0.25% per annum of the Fund's average net assets held by the Authorized Dealer's clients or customers.

         Under the Rule 12b-1 Plans, ongoing payments will be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record. The rates, on an annual basis, are as follows: 0.25% for Class A, 0.25% for Class B, and 1.00% for Class C. Rights to these ongoing payments begin to accrue in the 13th month following a purchase of Class A, B or C shares. In addition, a 0.25% fee may be paid on Class Q shares. With respect to each 12b-1 Plan, the Distributor shall receive payment without regard to actual distribution expenses it incurs. In the event a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of the Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.

         In addition to providing for the expenses discussed above, the Rule 12b-1 Plans also recognize that the Investment Adviser and/or the Distributor may use their resources to pay expenses associated with activities primarily intended to result in the promotion and distribution of the Fund's shares and other funds managed by the Investment Adviser. In some instances, additional compensation or promotional incentives may be offered to dealers. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families, or other invited guests, to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding of the Fund or other funds managed by the Investment Adviser and/or other events sponsored by dealers. In addition, the Distributor may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by the Distributor. These conditions relate to increasing sales of shares of the Fund over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (1) 0.30% of the value of the Fund's shares sold by the dealer during a particular period, and (2) 0.10% of the value of the Fund's shares held by the dealer's customers for more than one year, calculated on an annual basis.

         The Rule 12b-1 Plans have been approved by the Board of Trustees of the Fund, including all of the Trustees who are not interested persons of the Trust as defined in the 1940 Act. Each Rule 12b-1 Plan must be renewed annually by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be committed to the Trustees who are not interested persons. Each Rule 12b-1 Plan and any distribution or service agreement may be terminated at any time, without any penalty, by such Trustees or by a vote of a majority of the Fund's outstanding shares on written notice. The Distributor or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

         In approving each Rule 12b-1 Plan, the Board of Trustees has determined that differing distribution arrangements in connection with the sale of new shares of a Fund is necessary and appropriate in order to meet the needs of different potential investors. Therefore, the Trustees, including those Trustees who are not interested persons of the Trust, concluded that, in the exercise of their reasonable business judgment and in light of their fiduciary duties and the legal advice furnished to them by their independent legal counsel, there is a reasonable likelihood that the Rule 12b-1 Plans as tailored to each class of the Fund, will benefit the Fund and its shareholders.

         Each Rule 12b-1 Plan and any distribution or service agreement may not be amended to increase materially the amount spent for distribution expenses as to the Fund without approval by a majority of the Fund's outstanding shares, and all material amendments to a Plan or any distribution or service agreement shall be approved by the Trustees who are not interested persons of the Trust, cast in person at a meeting called for the purpose of voting on any such amendment.

         The Distributor is required to report in writing to the Board of Trustees at least quarterly on the monies reimbursed to it under each Rule 12b-1 Plan, as well as to furnish the Board with such other information as may be reasonably be requested in connection with the payments made under the Rule 12b-1 Plan in order to enable the Board to make an informed determination of whether the Rule 12b-1 Plan should be continued.

         Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Fund for the fiscal period ended October 31, 2002 were as follows:

-----------------------------------------------------------------------------------------------------------------
  DISTRIBUTION EXPENSES           CLASS A           CLASS B           CLASS C           CLASS I           CLASS Q
-----------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY DIVIDEND (1)
-----------------------------------------------------------------------------------------------------------------
Advertising                         N/A               N/A               N/A               N/A               N/A
-----------------------------------------------------------------------------------------------------------------
Printing                            N/A               N/A               N/A               N/A               N/A
-----------------------------------------------------------------------------------------------------------------
Salaries & Commissions              N/A               N/A               N/A               N/A               N/A
-----------------------------------------------------------------------------------------------------------------
Broker Servicing                    N/A               N/A               N/A               N/A               N/A
-----------------------------------------------------------------------------------------------------------------
Miscellaneous                       N/A               N/A               N/A               N/A               N/A
-----------------------------------------------------------------------------------------------------------------
TOTAL                               N/A               N/A               N/A               N/A               N/A
-----------------------------------------------------------------------------------------------------------------

(1) As of October 31, 2002, the Global Equity Dividend Fund had not yet commenced operations.

SHAREHOLDER SERVICES REPRESENTATIVE

         ING Funds Services, an affiliate of the Investment Adviser, serves as Shareholder Services Representative for the Fund. The Shareholder Services Representative is responsible for responding to written and telephonic inquiries from shareholders. The Fund pays the Shareholder Services Representative a monthly fee on a per-contact basis, based upon incoming and outgoing telephonic and written correspondence.

OTHER EXPENSES

         In addition to the management fee and other fees described previously, the Fund pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees, proxy solicitation costs, and the compensation of Trustees who are not affiliated with the Investment Adviser. Most Fund expenses are allocated proportionately among all of the outstanding shares of the Fund. However, the Rule 12b-1 Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class.

                                 CODE OF ETHICS

         The Fund, the Investment Adviser and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the Fund and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Fund that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Fund's Compliance Officer or her designee and to report all transactions on a regular basis. The Sub-Adviser has adopted its own Codes of Ethics to govern the personal trading activities of their personnel.

             SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISKS

DIVERSIFICATION

         The Fund is "diversified" within the meaning of the Investment Company Act. In order to qualify as diversified, a Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer).

INVESTMENTS, INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by ING Investments, and Sub-Adviser where applicable, in managing the Fund described in this Statement of Additional Information. The table has been marked to indicate those securities and investment techniques that ING Investments and the Sub-Adviser may use to manage the Fund. The Fund may use any or all of these techniques at any one time, and the fact that the Fund may use a technique does not mean that the technique will be used. The Fund's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Fund's investment objective, policies and restrictions described in the Fund's Prospectus and/or this Statement of Additional Information, as well as the federal securities laws. There can be no assurance that the Fund will achieve its investment objective. The Fund's investment objective, policies, strategies and practices are non-fundamental. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Fund utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Fund's Prospectus. Where a particular type of security or investment technique is not discussed in the Fund's Prospectus, that security or investment technique is not a principal investment strategy.

-----------------------------------------------------------------------------------------------------------
           INVESTMENTS (1)                                                      GLOBAL EQUITY DIVIDEND FUND
-----------------------------------------------------------------------------------------------------------
EQUITY INVESTMENTS
-----------------------------------------------------------------------------------------------------------
   Common Stock                                                                              X
-----------------------------------------------------------------------------------------------------------
   Convertible Securities                                                                    X
-----------------------------------------------------------------------------------------------------------
   Preferred Stock                                                                           X
-----------------------------------------------------------------------------------------------------------
   Synthetic Convertible Securities                                                          X
-----------------------------------------------------------------------------------------------------------
FOREIGN INVESTMENTS
-----------------------------------------------------------------------------------------------------------
   ADRs / EDRs                                                                               X
-----------------------------------------------------------------------------------------------------------
   Emerging Market Securities                                                                X
-----------------------------------------------------------------------------------------------------------
   Eurodollar & Yankee Dollar Instruments                                                    X
-----------------------------------------------------------------------------------------------------------
   Eurodollar Convertible Securities                                                         X
-----------------------------------------------------------------------------------------------------------
   Foreign Bank Obligations                                                                  X
-----------------------------------------------------------------------------------------------------------
   Foreign Currency Exchange Transactions                                                    X
-----------------------------------------------------------------------------------------------------------
   International Debt Securities                                                             X
-----------------------------------------------------------------------------------------------------------
   Securities of Foreign Issuers                                                             X
-----------------------------------------------------------------------------------------------------------
   Sovereign Debt Securities                                                                 X
-----------------------------------------------------------------------------------------------------------
FIXED INCOME INVESTMENTS
-----------------------------------------------------------------------------------------------------------
   ARMs                                                                                      X
-----------------------------------------------------------------------------------------------------------
   Corporate Debt Securities                                                                 X
-----------------------------------------------------------------------------------------------------------
   Floating or Variable Rate Instruments                                                     X
-----------------------------------------------------------------------------------------------------------
   GNMA Certificates                                                                         X
-----------------------------------------------------------------------------------------------------------
   GICs                                                                                      X
-----------------------------------------------------------------------------------------------------------
   High Yield Securities                                                                     X
-----------------------------------------------------------------------------------------------------------
   Mortgage Related Securities                                                               X
-----------------------------------------------------------------------------------------------------------
   Municipals                                                                                X
-----------------------------------------------------------------------------------------------------------
   Short-Term Investments                                                                    X
-----------------------------------------------------------------------------------------------------------
   Subordinated Mortgage Securities                                                          X
-----------------------------------------------------------------------------------------------------------
   U.S. Government Securities                                                                X
-----------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
   Asset Backed Securities                                                                   X
-----------------------------------------------------------------------------------------------------------
   Banking Industry Obligations                                                              X
-----------------------------------------------------------------------------------------------------------
   Derivatives                                                                               X
-----------------------------------------------------------------------------------------------------------
      Dealer Options                                                                         X
-----------------------------------------------------------------------------------------------------------
      Financial Futures Contracts &                                                          X
      Related Options
-----------------------------------------------------------------------------------------------------------
      Foreign Currency Futures Contracts                                                     X
-----------------------------------------------------------------------------------------------------------
      Forward Currency Contracts                                                             X
-----------------------------------------------------------------------------------------------------------
      Forward Foreign Currency Contracts                                                     X
-----------------------------------------------------------------------------------------------------------
      Index-, Currency-, and Equity-Linked Debt Securities                                   X
-----------------------------------------------------------------------------------------------------------
      Index Warrants                                                                         X
-----------------------------------------------------------------------------------------------------------

(1) See the Fund's Fundamental Investment Restrictions for further information.

-----------------------------------------------------------------------------------------------------------
           INVESTMENTS (1)                                                      GLOBAL EQUITY DIVIDEND FUND
-----------------------------------------------------------------------------------------------------------
      Options on Futures                                                                     X
-----------------------------------------------------------------------------------------------------------
      Over the Counter Options                                                               X
-----------------------------------------------------------------------------------------------------------
      Put and Call Options                                                                   X
-----------------------------------------------------------------------------------------------------------
      Stock Index Options                                                                    X
-----------------------------------------------------------------------------------------------------------
      Straddles                                                                              X
-----------------------------------------------------------------------------------------------------------
      Warrants                                                                               X
-----------------------------------------------------------------------------------------------------------
   Gold & Other Precious Metals
-----------------------------------------------------------------------------------------------------------
   IPOs                                                                                      X
-----------------------------------------------------------------------------------------------------------
   Loan Participation Agreements                                                             X
-----------------------------------------------------------------------------------------------------------
   Other Investment Companies                                                                X
-----------------------------------------------------------------------------------------------------------
   Private Funds                                                                             X
-----------------------------------------------------------------------------------------------------------
   Real Estate Securities                                                                    X
-----------------------------------------------------------------------------------------------------------
   Restricted & Illiquid Securities                                                          X
-----------------------------------------------------------------------------------------------------------
   Securities of Companies with Limited
   Histories                                                                                 X
-----------------------------------------------------------------------------------------------------------
   TBA Sale Commitments                                                                      X
-----------------------------------------------------------------------------------------------------------
   Zero Coupon and Pay-In-Kind Securities                                                    X
-----------------------------------------------------------------------------------------------------------
   Borrowing                                                                                 X
-----------------------------------------------------------------------------------------------------------
   Portfolio Hedging                                                                         X
-----------------------------------------------------------------------------------------------------------
   Lending of Portfolio Securities                                                           X
-----------------------------------------------------------------------------------------------------------
   Repurchase Agreements                                                                     X
-----------------------------------------------------------------------------------------------------------
   Reverse Repurchase Agreements & Dollar Roll Transactions                                  X
-----------------------------------------------------------------------------------------------------------
   Securities, Interest Rate and Currency
   Swaps & Swap Options                                                                      X
-----------------------------------------------------------------------------------------------------------
   Temporary Defensive and Other Short-
   Term Positions                                                                            X
-----------------------------------------------------------------------------------------------------------
   When Issued Securities & Delayed-
   Delivery Transactions                                                                     X
-----------------------------------------------------------------------------------------------------------

EQUITY INVESTMENTS

COMMON STOCK, PREFERRED STOCK, CONVERTIBLE SECURITIES AND OTHER EQUITY
SECURITIES

         COMMON STOCKS represent an equity (ownership) interest in a company. This ownership interest generally gives the Fund the right to vote on issues affecting the company's organization and operations. Such investments maybe diversified over a cross-section of industries and individual companies. Some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

         Other types of equity securities may also be purchased, such as preferred stock, convertible securities, or other securities that are exchangeable for shares of common stock. PREFERRED STOCK, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         A CONVERTIBLE SECURITY is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

         The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter-term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by the Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Fund because the Fund purchases such securities for its equity characteristics.

         "SYNTHETIC" CONVERTIBLE SECURITIES are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a fund may purchase a non-convertible debt security and a warrant or option, which enables the fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

FOREIGN AND EMERGING MARKET SECURITIES

AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS

         American Depository Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other similar securities represent securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

EMERGING MARKETS

         The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

         Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers, and may carry the same risks as investing in foreign securities.

EURODOLLAR CONVERTIBLE SECURITIES

         Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Funds may also invest up to 15% of their total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

FOREIGN BANK OBLIGATIONS

         Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

         Because the Fund may buy and sell securities denominated in currencies other than the U.S. Dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. Dollar, the Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. Dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward foreign currency contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an agreement to exchange one currency for another- for example, to exchange a certain amount of U.S. Dollars for a certain amount of Korean Won at a future date. Forward foreign currency exchange contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions for forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management's need to protect the status of the Fund as a regulated investment company under the Internal Revenue Code.

FOREIGN MORTGAGE RELATED SECURITIES

        Foreign mortgage-related securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

INTERNATIONAL DEBT SECURITIES

         The Fund may invest in debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs consistent with the Fund's policies. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero coupon securities.

         In determining whether to invest in debt obligations of foreign issuers, the Fund would consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. Dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. The Fund's portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country. Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Fund's investment income may be received or realized in foreign currencies, the Fund would be required to compute and distribute its income in U.S. Dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the 1933 Act, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended ("1934 Act"). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the Investment Adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

SECURITIES OF FOREIGN ISSUERS

         Securities of foreign issuers traded outside of the United States have certain common characteristics and risks. Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

         Although the Fund will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the Investment Adviser or Sub-Adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Fund on these investments. However, these foreign withholding taxes are not expected to have a significant impact on a fund with an investment objective of long-term capital appreciation because any income earned by the Fund should be considered incidental.

Restrictions on Foreign Investments

         Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

         The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund that invests in such countries. For example, the Fund may be required in certain countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.

         Substantial limitations may exist in certain countries with respect to the Fund's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.

         In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts the Fund's investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. The provisions may restrict the Fund's investments in certain foreign banks and other financial institutions.

         Foreign Currency Risks. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the U.S. dollar value of foreign securities. In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities will be enhanced. Unfavorable changes in the relationship between the U.S. dollar and the relevant foreign currencies, therefore, will adversely affect the value of the Fund's shares.

         RISKS OF INVESTING IN FOREIGN SECURITIES: Investments in foreign securities involve certain inherent risks, including the following:

         Market Characteristics. Settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of the Fund's positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

         Legal and Regulatory Matters. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.

         Taxes. The interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by the Fund.

Costs. The expense ratios of the Fund that invests in foreign securities is likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher. In considering whether to invest in the securities of a foreign company, the Investment Adviser or Sub-Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Fund will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Investment Adviser's or Sub-Adviser's assessment of prevailing market, economic and other conditions.

SOVEREIGN DEBT SECURITIES

         Sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities. Brady bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas
F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, Philippines, Poland, and Uruguay, and may be issued by other emerging countries.

FIXED INCOME INVESTMENTS

ADJUSTABLE RATE MORTGAGE SECURITIES

         Adjustable rate mortgage securities (ARMS) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

         The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

         There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

CORPORATE DEBT SECURITIES

         Corporate debt securities include investment grade CORPORATE BONDS, DEBENTURES, NOTES AND OTHER SIMILAR CORPORATE DEBT INSTRUMENTS, INCLUDING CONVERTIBLE SECURITIES. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline, and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in "High Yield Securities" below.

         Debt obligations that are deemed investment grade carry a rating of at least Baa from Moody's or BBB from Standard and Poor's, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the Investment Adviser to be of comparable quality. Bonds rated Baa or BBB have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

FLOATING OR VARIABLE RATE INSTRUMENTS

         Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). The Fund would anticipate using these bonds as cash equivalents, pending longer term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by the Fund. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Fund may retain the bond if interest rates decline. By acquiring these kinds of bonds, the Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

GNMA CERTIFICATES

         Certificates issued by the Government National Mortgage Association ("GNMA") ("GNMA Certificates") evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds, in that principal is paid back monthly as payments of principal, including prepayments, on the mortgages in the underlying pool are passed through to holders of GNMA Certificates representing interests in the pool, rather than returned in a lump sum at maturity. The GNMA Certificates that the Fund may purchase are the "modified pass-through" type.

         GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA") or guaranteed by the Veterans Administration ("VA"). GNMA is also empowered to borrow without limitation from the U.S. Treasury, if necessary, to make payments required under its guarantee.

         Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the stated maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk of loss of the principal balance of a Certificate, because of the GNMA guarantee, but foreclosure may impact the yield to shareholders because of the need to reinvest proceeds of foreclosure. As prepayment rates of individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of single family dwelling mortgages with 25 to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Prepayments are likely to increase in periods of falling interest rates. It is customary to treat GNMA Certificates as 30-year mortgage-backed securities that prepay fully in the twelfth year.

         Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the certificates, by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA Certificates. First, GNMA Certificates may be issued at a premium or discount rather than at par, and, after issuance, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if interest rates decline, prepayments may occur faster than had been originally projected and the yield to maturity and the investment income of the Fund would be reduced.

GUARANTEED INVESTMENT CONTRACTS

         Guaranteed Investment Contracts ("GICs") are issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Fund which are not readily marketable, will not exceed 15% of the Fund's net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

HIGH YIELD SECURITIES

         High yield securities are debt securities that are rated lower than "Baa" by Moody's Investors Service or "BBB" by Standard & Poor's Corporation, or of comparable quality if unrated.

         High yield securities often are referred to as "junk bonds" and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.

         High yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in the Fund's net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

         The yields earned on high yield securities generally are related to the quality ratings assigned by recognized rating agencies.

         Certain securities held by the Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

         The medium- to lower-rated and unrated securities in which the Fund invests tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:

         High Yield Bond Market. A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus disrupting the market for such securities.

         Sensitivity to interest rate and economic changes. High yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of high yield debt bonds tend not to fall as much as Treasury or investment grade corporate bonds. Conversely when interest rates fall, high yield bonds tend to underperform Treasury and investment grade corporate bonds because high yield bond prices tend not to rise as much as the prices of these bonds.

         The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high yield securities could also be at greater risk because high yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high yield security owned by the Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Fund's net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay in cash.

         Payment Expectations. High yield securities present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high yield securities than in the case of investment grade bonds.

         Liquidity and Valuation Risks. Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high yield securities may not be as liquid as Treasury and investment grade bonds. The ability of a Fund's Board of Trustees to value or sell high yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities more than other securities, especially in a thinly-traded market. To the extent the Fund own illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

         Taxation. Special tax considerations are associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. The Fund report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.

         LIMITATIONS OF CREDIT RATINGS. The credit ratings assigned to high yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, the Investment Adviser primarily relies on its own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of the Fund' investment objective may be more dependent on the Investment Adviser's own credit analysis than might be the case for a fund which invests in higher quality bonds. The Investment Adviser continually monitors the investments in the Fund' portfolio and carefully evaluates whether to dispose of or retain high yield securities whose credit ratings have changed. The Fund may retain a security whose rating has been changed.

MORTGAGE-RELATED SECURITIES

         Mortgage-related securities include U.S. Government agency mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, including the GNMA, FNMA, and the FHLMC. These instruments might be considered derivatives. The primary risks associated with these instruments is the risk that their value will change with changes in interest rates and prepayment risk.

         One type of mortgage-related security includes certificates that represent pools of mortgage loans assembled for sale to investors by various governmental and private organizations. These securities provide a monthly payment, which consists of both an interest and a principal payment that is in effect a "pass-through" of the monthly payment made by each individual borrower on his or her residential mortgage loan, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs that may be incurred.

         The prices of high coupon U.S. Government Agency mortgage-backed securities do not tend to rise as rapidly as those of traditional fixed-rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing.

         The Fund may also purchase mortgage-backed securities issued by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers that also create pass-through pools of conventional residential mortgage loans. Such issuers may in addition be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates. Pools created by such non-governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.

         It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. As new types of pass-through securities are developed and offered to investors, the Investment Adviser may, consistent with the Fund's investment objectives, policies and restrictions, consider making investments in such new types of securities.

         Other types of mortgage-related securities in which the Fund may invest include debt securities that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in section 603(6) of the National Manufactured Housing Construction and Safety Standards Act of 1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located. Securities in this investment category include, among others, standard mortgage-backed bonds and newer collateralized mortgage obligations ("CMOs"). Mortgage-backed bonds are secured by pools of mortgages, but unlike pass-through securities, payments to bondholders are not determined by payments on the mortgages. The bonds consist of a single class, with interest payable periodically and principal payable on the stated date of maturity. CMOs have characteristics of both pass-through securities and mortgage-backed bonds. CMOs are secured by pools of mortgages, typically in the form of "guaranteed" pass-through certificates such as GNMA, FNMA, or FHLMC securities. The payments on the collateral securities determine the payments to bondholders, but there is not a direct "pass-through" of payments. CMOs are structured into multiple classes, each bearing a different date of maturity. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longest maturity class receive principal only after the shorter maturity classes have been retired.

         CMOs are issued by entities that operate under order from the SEC exempting such issuers from the provisions of the 1940 Act. Until recently, the staff of the SEC had taken the position that such issuers were investment companies and that, accordingly, an investment by an investment company (such as the Fund) in the securities of such issuers was subject to the limitations imposed by Section 12 of the 1940 Act. However, in reliance on SEC staff interpretations, certain Funds may invest in securities issued by certain "exempted issuers" without regard to the limitations of Section 12 of the 1940 Act. In its interpretation, the SEC staff defined "exempted issuers" as unmanaged, fixed asset issuers that: (a) invest primarily in mortgage-backed securities; (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act; (c) operate under the general exemptive orders exempting them from all provisions of the 1940 Act; and (d) are not registered or regulated under the 1940 Act as investment companies.

PRIVATELY ISSUED CMOS

         Privately Issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. They are, however, not guaranteed by any government agency and are secured by the collateral held by the issuer. Privately Issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow.

         INTEREST/PRINCIPAL ONLY STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

         SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the Interest-Only or "IO" class), while the other class will receive all of the principal (the Principal-Only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid is made by the Investment Adviser or a Sub-Adviser under guidelines and standards established by the Fund's Board of Trustees. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

Risks of Investing in Mortgage-Related Securities

         Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Fund. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, stripped mortgage-backed securities are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. A Fund could fail to fully recover its initial investment in a CMO residual or a stripped mortgage-backed security.

MUNICIPAL SECURITIES

         Municipal securities are debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

         In general, "municipal securities" debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

         The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

         Insured municipal debt may also be purchased, in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.

         Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

SHORT-TERM INVESTMENTS

The Fund may invest in the following securities and instruments:

         BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. Certificates of deposit, bankers' acceptances and time deposits may be acquired. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations is fully insured by the U.S. Government.

         The Fund, when holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" above. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans, which may be made, and interest rates, which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

         In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective and policies stated above and in its Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

         SAVINGS ASSOCIATION OBLIGATIONS. Certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

         COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER CORPORATE OBLIGATIONS. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

         Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

SUBORDINATED MORTGAGE SECURITIES

         Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which the Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

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         The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

         In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

         A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

         A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Fund by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

         The Investment Adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Investment Adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Fund seeks opportunities to acquire subordinated residential mortgage securities where, in the view of the Investment Adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Investment Adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

U.S. GOVERNMENT SECURITIES

         Investments in U.S. Government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government securities include securities issued by instrumentalities of the U.S. Government, such as the GNMA, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. Government securities are instruments

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

issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association, the FNMA and the FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. The Fund will invest in securities of such agencies or instrumentalities only when the Investment Adviser or Sub-Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

OTHER INVESTMENTS

ASSET BACKED SECURITIES

         The non-mortgage-related asset-backed securities in which the Fund may invest include, but are not limited to, interests in pools of receivables, such as credit card and accounts receivables and motor vehicle and other installment purchase obligations and leases. Interests in these pools are not backed by the U.S. Government and may or may not be secured.

         The credit characteristics of asset-backed securities differs in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.

BANKING INDUSTRY OBLIGATIONS

         Banking industry obligations include certificates of deposit, bankers' acceptances, and fixed time deposits. The Fund will not invest in obligations issued by a bank unless (i) the bank is a U.S. bank and a member of the FDIC and
(ii) the bank has total assets of at least $1 billion (U.S.) or, if not, the Fund's investment is limited to the FDIC-insured amount of $100,000.

         BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

         The Fund, when holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount

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

which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

         COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER CORPORATE OBLIGATIONS. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

DERIVATIVES

         Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures and forward contracts. Derivative instruments may be used for a variety of reasons, including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

         Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

         Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Fund will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as they would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

         EXCHANGE-TRADED OPTIONS. Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when the Fund writes a dealer option, the Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the

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

option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

         DEALER OPTIONS. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to DEALER OPTIONS. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund purchases a dealer option it must rely on the selling dealer to perform if the Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

         The Staff of the Securities and Exchange Commission (the "Commission") takes the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

         FINANCIAL FUTURES CONTRACTS AND RELATED OPTIONS. Financial futures contracts and related options may be used to hedge against changes in the market value of portfolio securities or securities that it intends to purchase. The Fund could purchase a financial futures contract (such as an interest rate futures contract or securities index futures contract) to protect against a decline in the value of its portfolio or to gain exposure to securities which the Fund otherwise wishes to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges -- long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in the Fund's portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities that the Fund may wish to purchase in the future by purchasing futures contracts.

         Financial futures contracts, which are traded on a recognized exchange or board of trade, may be used. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the S&P 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

         An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and short position if the option is a put) at a specified exercise price at any time during the period of the option.

         In contrast to the situation when the Fund purchases or sells a security, no security is delivered or received by the Fund upon the purchase or sale of a financial futures contract. Initially, the Fund will be

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

required to segregate with its custodian bank an amount of cash and/or liquid assets. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U. S. Government securities or other appropriate high-grade securities equal to the market value of the futures contract minus the Fund's initial margin deposit with respect thereto will be segregated with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Fund may enter into financial futures contracts and related options may also be limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company.

         The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

         Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

         The Fund will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those that would apply to purchases and sales of securities directly.

Limitations and Risks on Futures Contracts and Related Options

         The purchase of options involves certain risks. If a put option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option. Also, where a put option is purchased to hedge against price movements in a particular security, the price of the put option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. Positions in futures contracts and related options may be closed out only on an exchange that provides a secondary market for such contracts or options. A Fund will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements the Fund would continue to be required to make daily margin payments. In this situation, if the Fund has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability to hedge its portfolio effectively.

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

         There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause the Fund to incur additional brokerage commissions and may cause an increase in the Fund's portfolio turnover rate. The successful use of futures contracts and related options also depends on the ability of the Investment Adviser or Sub-Adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by the Fund or such prices move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not offset by an increase in the value of its portfolio securities. As a result, the return of the Fund for the period may be less than if it had not engaged in the hedging transaction.

         The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities that are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, the Fund will experience a gain or loss that will not be completely offset by movements in the price of the securities. It is possible that, where the Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

         The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such a case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful transaction.

         Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a Fund because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

         FOREIGN CURRENCY FUTURES CONTRACTS. Foreign currency future contracts may be used for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time. A public market exists in futures contracts covering several foreign currencies, including the Australian dollar, the Canadian dollar, the British pound, the Japanese yen, the Swiss franc, and certain multinational currencies such as the European Euro. Other foreign currency futures contracts are likely to be developed and traded in the future.

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

FOREIGN CURRENCY OPTIONS.

         A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Fund uses foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options.

         As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

FORWARD CURRENCY CONTRACTS

         Forward currency contracts are entered into in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

OTC OPTIONS

         Over-the-counter options ("OTC Options") and the assets used as cover for written OTC Options are illiquid securities. The Fund will write OTC Options only with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System or member banks of the Federal Reserve System ("primary dealers"). In connection with these special arrangements, the Fund intends to establish standards for the creditworthiness of the primary dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the Investment Adviser or Sub-Adviser. Under these special arrangements, the Fund will enter into contracts with primary dealers that provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." "Strike price" refers to the price at which an option will be exercised. "Cover assets" refers to the amount of cash or liquid assets that must be segregated to collateralize the value of the futures contracts written by the Fund. Under such circumstances, the Fund will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although each agreement will provide that the Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum

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

determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, the Fund might pay more to repurchase the OTC option contract than the Fund would pay to close out a similar exchange traded option.

PURCHASING OPTIONS

         PURCHASING PUT AND CALL OPTIONS. Put and call options are derivative securities traded on United States and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and New York Stock Exchange. Except as indicated in "Non-Hedging Strategic Transactions," the Fund will engage in trading of such derivative securities exclusively for hedging purposes.

         If a put option is purchased, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Investment Adviser or Sub-Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund holds a stock which the Investment Adviser or Sub-Adviser believes has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, is the amount by which the Fund hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Fund realizes on the sale of the securities.

         If a call option is purchased, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the Fund purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Fund realizes on the cover of the short position in the security.

         Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Fund generally will purchase only those options for which the Investment Adviser or Sub-Adviser believes there is an active secondary market to facilitate closing transactions.

STOCK INDEX OPTIONS

         Stock Index options include put and call options with respect to the S&P 500 and other stock indices. These may be purchased as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Fund. The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index

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depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on a stock index depends on the Investment Adviser's or Sub-Adviser's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

         Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Fund could be unable to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Fund purchase put or call options only with respect to an index which the Investment Adviser or Sub-Adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

STRADDLES

         A Straddle, which may be used for hedging purposes, is a combinations of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

WARRANTS

         A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

         Put and call index warrants are instruments whose values vary depending on the change in the value of one or more specified securities indices ("Index Warrants"). Index Warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the Index Warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an Index Warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant. The Fund will normally use Index Warrants in a manner similar to their use of options on securities indices. The risks of using Index Warrants are generally similar to those relating to its use of index options. Unlike most index options, however, Index Warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, Index Warrants generally have longer terms than index options. Index Warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of Index Warrants may limit a Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

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WRITING OPTIONS

         COVERED CALL OPTIONS are considered "covered" if the Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

         Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security. The Fund realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Fund realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Fund generally offsets, in whole or in part, any loss to the Fund resulting from the repurchase of a call option.

Risks of Investing in Options on Securities and Indices

         There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which the Fund may enter into options transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."

         In addition, foreign option exchanges do not afford to participants many of the protections available in United States option exchanges. For example, there may be no daily price fluctuation limits in such exchanges

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

or markets, and adverse market movements could, therefore, continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options" above.

INDEX-, CURRENCY-, AND EQUITY-LINKED SECURITIES.

         "Index-linked" or "commodity-linked" notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. They may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

         Index and currency-linked securities are derivative instruments which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Investment Adviser or Sub-Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Investment Adviser or Sub-Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the U.S. and abroad. Certain derivative instruments may be illiquid. See "Restricted and Illiquid Securities" below.

IPOs

         Initial Public Offerings (IPOs) occur when a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

         The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Fund's sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund' shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

         The effect of an IPO investment can have a magnified impact on the Fund's performance when the Fund' asset bases are small. Consequently, IPOs may constitute a significant portion of the Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Fund' assets as it increases in size and, therefore, have a more limited effect on the Fund's performance.

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

         There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by the Fund may vary, decrease or entirely disappear. In some cases, the Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

LOAN PARTICIPATION AND ASSIGNMENTS

         The Fund's investment in LOAN PARTICIPATIONS typically will result in the Fund having a contractual relationship only with the lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

         When the Fund purchases a LOAN ASSIGNMENT from lenders, it will acquire direct rights against the borrowers on the loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Fund's ability to dispose of particular assignments or participation when necessary to meet redemption of Fund shares, to meet the Fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participation also may make it more difficult for the Fund to value these securities for purposes of calculating its net asset value.

OTHER INVESTMENT COMPANIES

An Investment Company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies.

     EXCHANGE TRADED FUND

     ETF. An EXCHANGE TRADED FUND (ETF) is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed, and traded similar to a publicly traded company. Similarly, risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index. The risk of not correlating to the index is an additional risk to the investors of ETFs.

     SENIOR LOANS

         The Fund may invest in investment companies that invest primarily in interests in variable or floating rate loans or notes. Senior Loans in most circumstances are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are

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

generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

         Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of the Fund's assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

         Senior Loans usually include restrictive covenants which must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

         Credit Risk. Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any nationally recognized rating service. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

         In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of its dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

         Collateral Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loan. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be under collateralized.

         Limited Secondary Market. Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede a Fund's ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

         Hybrid Loans. The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized ("Hybrid Loans"). With Hybrid Loans, the Fund may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the

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

maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders' interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company's security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

         Subordinated and Unsecured Loans. Certain investment companies may invest in subordinated and unsecured loans. The primary risk arising from a holder's subordination is the potential loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower's assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

PRIVATE FUNDS

         Private Funds include U.S. or foreign private limited partnerships or other investment funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds are either investment companies for purposes of the 1940 Act or would be but for the exemptions provided in sections 3(C)(1) or 3(C)(7) of the 1940 Act the Fund's ability to invest in them will be limited. In addition, Fund shareholders will remain subject to the Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the Fund's entire investment in the Private Fund.

REAL ESTATE SECURITIES

         The Fund may invest in real estate investment trusts ("REITS") and other real estate industry operating companies ("REOCs"). For purposes of the Fund' investments, a REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Fund will not invest directly in real estate, the Fund may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; changes in interest rates; and acts of terrorism, war or other acts of violence. To the extent that assets underlying the REITs' investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.

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

         REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

         Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

         Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. In addition, the value of such securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Fund. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

RESTRICTED AND ILLIQUID SECURITIES

         Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when the Investment Adviser or the Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Fund could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between the Fund's decision to dispose of these securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by the Fund pursuant to Rule 144A) may be negotiated at the time such securities are purchased by the Fund. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the Fund would be permitted to sell them. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by the Fund at a time when such resale would be desirable. Securities that are not readily marketable will be valued by the Fund in good faith pursuant to procedures adopted by the Trust's Board of Trustees.

         Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as "qualified institutional buyers," and under the Fund's procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets. The Fund may not invest more than 15% of its net assets in illiquid securities, measured at the time of investment. The Fund will adhere to a more restrictive investment limitation on its investments in illiquid or restricted securities as required by the securities laws of those jurisdictions where shares of the Fund is registered for sale.

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SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES

         The Fund considers securities of companies with limited operating histories to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies.

TO BE ANNOUNCED SALE COMMITMENTS

         To Be Announced ("TBA") sale commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. The Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

ZERO COUPON AND PAY-IN-KIND SECURITIES

         The Fund may invest in ZERO COUPON securities. Zero coupon, or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon and delayed interest securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires holders of zero coupon securities to report as interest income each year the portion of the original issue discount on such securities (other than tax-exempt original issue discount from a zero coupon security) that accrues that year, even though the holders receive no cash payments of interest during the year.

         The Fund may also invest in PAY-IN-KIND securities. Pay-in-kind securities are securities that pay interest or dividends through the issuance of additional securities. The Fund will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the Fund until the cash payment date or the securities mature. Under certain circumstances, the Fund could also be required to include accrued market discount or capital gain with respect to its pay-in-kind securities.

         The risks associated with lower rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Fund may realize no return on its investment, because these securities do not pay cash interest.

INVESTMENT TECHNIQUES

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BORROWING

         If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint.

         Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

PORTFOLIO HEDGING

         Hedging against changes in financial markets, currency rates and interest rates may be utilized. One form of hedging is with "derivatives." Derivatives (as described above) are instruments whose value is linked to, or derived from, another instrument, like an index or a commodity. Hedging transactions involve certain risks. Although the Fund may benefit from hedging, unanticipated changes in interest rates or securities prices may result in greater losses for the Fund than it did not hedge. If the Fund does not correctly predict a hedge, it may lose money. In addition, the Fund pays commissions and other costs in connection with hedging transactions.

         Risks Associated With Hedging Transactions. Hedging transactions have special risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, to the extent the Investment Adviser's view as to certain market movements is incorrect, the risk that the use of a hedging transaction could result in losses greater than if it had not been used. Use of call options could result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices lower than current market values, or cause the Fund to hold a security it might otherwise sell.

         Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in portfolio hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to the Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

         In addition, the Fund pays commissions and other costs in connection with such investments. Losses resulting from the use of hedging transactions will reduce the Fund's net asset value, and possibly income, and the losses can be greater than if hedging transactions had not been used.

         Risks of Hedging Transactions Outside the United States. When conducted outside the U.S., hedging transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and will be subject to the risk of government actions affecting trading in, or the price of, foreign securities, currencies and other instruments. The value of positions taken as part of non-U.S. hedging transactions also could be adversely affected by: (1) other complex foreign political, legal and economic factors; (2) lesser availability of data on which to make trading decisions than in the U.S.; (3) delays in the

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Fund' ability to act upon economic events occurring in foreign markets during non-business hours in the U.S.; (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S.; and
(5) lower trading volume and liquidity.

         NON-HEDGING STRATEGIC TRANSACTIONS. The Fund's options, futures and swap transactions will generally be entered into for hedging purposes -- to protect against possible changes in the market values of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, currency or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. The Fund's net loss exposure resulting from transactions entered into for each purposes will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Options," "Futures Contracts," and "Interest Rate and Currency Swaps."

LENDING OF PORTFOLIO SECURITIES

         Loans of portfolio securities earn income for the Fund and are collateralized by cash, cash equivalent or U.S. government securities. The Fund might experience a loss if the financial institution defaults on the loan. The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral or provide to the Fund an irrevocable letter of credit equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis. Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, the Fund must terminate the loan and vote the securities. Alternatively, the Fund may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any interest or distributions paid on such securities. The Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

REPURCHASE AGREEMENTS

         Repurchase agreements may be utilized, with respect to its portfolio securities. Such agreements may be considered to be loans by the Fund for purposes of the 1940 Act. Each repurchase agreement must be collateraltized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Fund acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Investment Adviser or Sub-Adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. To mitigate this risk, the Fund may only

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enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors' rights against the counterparty under applicable insolvency law in the event of the counterparty's insolvency.

         The Fund treats any securities subject to restrictions on repatriation for more than seven days, and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit, as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the 1933 Act and that, subject to the review by the Board of Trustees and guidelines adopted by the Board of Trustees, the Investment Adviser has determined to be liquid.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL TRANSACTIONS

         Reverse repurchase agreement transactions involve the sale of U.S. Government securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. At the time it enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of the Fund's total assets. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

         In order to enhance portfolio returns and manage prepayment risks, The Fund may engage in DOLLAR ROLL TRANSACTIONS with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage security held in the portfolio to a financial institutional such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security. When a Fund enters into a dollar roll transaction, cash and/or liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.

         Whether a reverse repurchase agreement or dollar-roll transaction produces a gain for the Fund depends upon the "costs of the agreements" (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or "substantially the same" security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then the Fund's net asset value will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar-roll transactions, as leveraging techniques, may increase the Fund's yield in the manner described above; however, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.

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SECURITIES, INTEREST RATE AND CURRENCY SWAPS

         SECURITIES SWAPS. Securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.

         INTEREST AND CURRENCY SWAPS. Interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors may be used, as well as entering into currency swap cap transactions. An interest rate or currency swap involves an agreement between the Fund and another party to exchange payments calculated as if they were interest on a specified ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level. A Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Trust's custodian. If the Fund enters into a swap on other than a net basis, or sells caps or floors, the Fund maintains a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Commission.

         The Fund will not enter into any of these derivative transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P). The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Investment Adviser or Sub-Adviser has determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that the Fund is contractually obligated to make or receive. Caps and floors are more recent innovations for which standardized documentation has not yet been developed; accordingly, they are less liquid than swaps. Caps and floors purchased by the Fund are considered to be illiquid assets.

         INTEREST RATE SWAPS. As indicated above, an interest rate swap is a contract between two entities ("counterparties") to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the "notional principal amount." In most such transactions, the floating rate payments are tied to the London Interbank Offered Rate, which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.

         CROSS-CURRENCY SWAPS. A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of

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the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

         SWAP OPTIONS. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to a swap option is said to own a call.

         CAPS AND FLOORS. INTEREST RATE CAPS AND FLOORS AND CURRENCY SWAP CAP TRANSACTIONS. An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or "cap") level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or "floor") level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.

Risks Associated with Swaps, Caps and Floors

         The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to dealer options. In connection with such transactions, a Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while the Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.

SHORT SALES

         The Fund may make a short sale of securities it already owns or have the right to acquired at no added cost through conversion or exchange of other securities it owns (referred to as SHORT SALES "AGAINST THE BOX"). In a short sale that is not "against the box," the Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Fund must pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within ninety (90) days without restriction other than the payment of money).

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

         Short sales by the Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although the Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

         If the Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

         The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Adviser or Sub-Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

         In the view of the Commission, a short sale involves the creation of a "senior security" as such term is defined in the 1940 Act, unless the sale is "against the box" and the securities sold short are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. The Fund will comply with these requirements. In addition, as a matter of policy, the Fund's Board of Trustees has determined that no Fund will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund's total assets, taken at market value.

         The extent to which the Fund may enter into short sales transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."

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TEMPORARY DEFENSIVE AND OTHER SHORT-TERM POSITIONS

         Investing in certain short-term, high-quality debt instruments and in U.S. Government securities is done for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) pending the Investment Adviser's or Sub-Adviser's ability to invest cash inflows; (iii) to permit the Fund to meet redemption requests; and (iv) for temporary defensive purposes. The Fund may also invest in such securities if the Fund's assets are insufficient for effective investment in equities.

         Although it is expected that the Fund will normally be invested consistent with its investment objectives and policies, the short-term instruments in which a Fund may invest include: (i) short-term obligations of the U.S. Government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. When investing for the purposes indicated above, the Fund will normally invest in short-term instruments that do not have a maturity of greater than one year. To the extent the Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

         In order to secure prices or yields deemed advantageous at the time, the Fund may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. The Fund will establish a segregated account with the Custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be "marked to market" daily. The Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. In these cases, the Fund may realize a taxable gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

         When the time comes to pay for the securities acquired on a delayed-delivery basis, the Fund will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Depending on market conditions, the Fund could experience fluctuations in share price as a result of delayed delivery or when-issued purchases.

INVESTMENT RESTRICTIONS

         All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.

FUNDAMENTAL INVESTMENT RESTRICTIONS - GLOBAL EQUITY DIVIDEND

         The Fund has adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. The Fund may not:

         (1) Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of a Fund's total assets). For purposes of this Investment Restriction, the entry into reverse repurchase agreements, options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

         (2) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

         (3) Make loans, except loans of portfolio securities and except that the Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or SAI;

         (4) Invest in companies for the purpose of exercising control or management;

         (5) Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

         (6) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

         (7) Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (8) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities;
                  (b) wholly-owned finance companies will be considered to be in the industries of their parents; (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

         (9) Purchase or sell commodities or commodity contracts except for stock futures contracts, interest rate futures contracts, index futures contracts, and foreign currency futures contracts and options thereon, in accordance with the applicable restrictions under the 1940 Act.

         (10) Invest more than 15% of the value of the Fund's net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days' notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange).

         (11) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any one issuer.

                             PORTFOLIO TRANSACTIONS

         The Investment Management Agreement or Sub-Advisory Agreement authorizes the Investment Adviser or Sub-Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for the Fund. In all purchases and sales of securities for the portfolio of a Fund, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Investment Management Agreement or Sub-Advisory Agreement, the Investment Adviser or Sub Advisor determines, subject to the instructions of and review by the Board of Trustees of the Fund, which securities are to be purchased and sold by the Fund and which brokers are to be eligible to execute portfolio transactions of the Fund. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of the Investment Adviser or the Sub-Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

         In placing portfolio transactions, the Investment Adviser or Sub-Adviser will use its best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable price and execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. The Investment Adviser or Sub-Adviser will seek to obtain the best commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the most favorable price and execution available, consideration may be given to those brokers that supply research and statistical information to a Fund, the Investment Adviser, and/or the Sub-Adviser, and provide other services in addition to execution services. The Investment Adviser or Sub-Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by the Investment Adviser or Sub-Adviser to be useful in varying degrees, but of indeterminable value.

         As permitted by Section 28(e) of the 1934 Act the Investment Adviser or the Sub-Adviser may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Investment Adviser or the Sub-Adviser an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction. Consistent with this policy, portfolio transactions may be executed by brokers affiliated with the ING Groep N.V. or the Investment Adviser or Sub-Advisers, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. The placement of portfolio brokerage with broker-dealers who have sold shares of the Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD") Provided the Fund's officers are satisfied that the Fund is receiving the most favorable price and execution available, the Fund may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

         While it will continue to be the Fund's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker to execute portfolio transactions for the Fund, the Fund may also give weight to the ability of a broker to furnish brokerage and research services to the Fund, the Investment Adviser or the Sub-Adviser, even if the specific services were not imputed to the Fund and were useful to the Investment Adviser and/or Sub-Adviser in advising other clients. The advisory fee paid by the Fund is not reduced because the Adviser or the Sub-Adviser receives such services. In negotiating commissions with a broker, the Fund may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Investment Adviser or Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker.

         Purchases of securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

         Some securities considered for investment by a Fund may also be appropriate for other clients served by the Fund's Investment Adviser or Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients serviced by the Investment Adviser or Sub-Adviser is considered at or about the same time, transactions in such securities will be allocated among the Fund and the Investment Adviser's or Sub-Adviser's other clients in a manner deemed fair and reasonable by the Investment Adviser or Sub-Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Investment Adviser or Sub-Adviser, and the results of such allocations, are subject to periodic review by the Board of Trustees. To the extent the Fund seeks to acquire the same security at the same time, one or more of the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.

         Purchases and sales of fixed income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

         In purchasing and selling fixed income securities, it is the policy of the Fund to obtain the best results, while taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While ING generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest spread or commission available.

Brokerage commissions paid for previous fiscal years are as follows:

------------------------------------------------
         Fund                2002    2001   2000
------------------------------------------------
Global Equity Dividend(1)    N/A     N/A    N/A
------------------------------------------------

(1) As of October 31, 2002, the Global Equity Dividend Fund had not commenced operations.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         A complete description of the manner in which shares may be purchased, redeemed or exchanged appears in the Prospectus under "Shareholder Guide." Shares of the Fund are offered at the net asset value next computed following receipt of the order by the dealer (and/or the Distributor) or by the Trust's transfer agent, DST Systems, Inc. ("Transfer Agent"), plus, for Class A and Class M shares, a varying sales charge depending upon the class of shares purchased and the amount of money invested, as set forth in the Prospectus. An investor may exchange shares of a Fund for shares of the same class of any Fund, without paying any additional sales charge. Shares subject to a CDSC will continue to age from the date that the original shares were purchased.

         Certain investors may purchase shares of the Fund with liquid assets with a value which is readily ascertainable by reference to a domestic exchange price and which would be eligible for purchase by a Fund consistent with the Fund's investment policies and restrictions. These transactions only will be effected if the Investment Adviser or Sub-Adviser intends to retain the security in the Fund as an investment. Assets so purchased by a Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

SPECIAL PURCHASES AT NET ASSET VALUE

         Class A shares of the Fund may be purchased at NAV, without a sales charge, by persons who have redeemed their Class A Shares of the Fund (or shares of other funds managed by the Investment Adviser in accordance with the terms of such privileges established for such funds) within the previous 90 days. The amount that may be so reinvested in the Fund is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). In order to exercise this privilege, a written order for the purchase of shares must be received by the Transfer Agent, or be postmarked, within 90 days after the date of redemption. This privilege may only be used once per calendar year. Payment must accompany the request and the purchase will be made at the then current net asset value of the Fund. Such purchases may also be handled by a securities dealer who may charge a shareholder for this service. If the shareholder has realized a gain on the redemption, the transaction is taxable and any reinvestment will not alter any applicable Federal capital gains tax. If there has been a loss on the redemption and a subsequent reinvestment pursuant to this privilege, some or all of the loss may not be allowed as a tax deduction depending upon the amount reinvested, although such disallowance is added to the tax basis of the shares acquired upon the reinvestment.

         Class A Shares of the Fund may also be purchased at NAV by any person who can document that Fund shares were purchased with proceeds from the redemption (within the previous 90 days) of shares from any unaffiliated mutual fund on which a sales charge was paid or which were subject at any time to a CDSC, and the Distributor has determined in its discretion that the unaffiliated fund invests primarily in the same types of securities as the ING Fund purchased.

         Additionally, Class A Shares of the Fund may also be purchased at net asset value by any charitable organization or any state, county, or city, or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company ("an eligible governmental authority"). If an investment by an eligible governmental authority at net asset value is made through a dealer who has executed a selling group agreement with respect to the Trust (or the other open-end ING Funds) the Distributor may pay the selling firm 0.25% of the Offering Price.

         Shareholders of ING General Money Market Shares who acquired their shares by using all or a portion of the proceeds from the redemption of Class A or Class M shares of other open-end ING Funds distributed by the Distributor may reinvest such amount plus any shares acquired through dividend reinvestment in Class A Shares of the Fund at its current net asset value, without a sales charge.

         The officers, Trustees and bona fide full-time employees of the Trust and the officers, directors and full-time employees of the Investment Adviser, any Sub-Adviser, the Distributor, any service provider to a Fund or affiliated corporations thereof or any trust, pension, profit-sharing or other benefit plan for such persons, broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins) employees of such broker-dealers (including their immediate families) and discretionary advisory accounts of the Investment Adviser or any Sub-Adviser, may purchase Class A Shares of the Fund at NAV without a sales charge. Such purchaser may be required to sign a letter stating that the purchase is for his own investment purposes only and that the securities will not be resold except to the Fund. The Trust may, under certain circumstances, allow registered investment adviser's to make investments on behalf of their clients at NAV without any commission or concession.

         Class A shares may also be purchased at NAV by certain fee based registered investment advisers, trust companies and bank trust departments under certain circumstances making investments on behalf of their clients and by shareholders who have authorized the automatic transfer of dividends from the same class of another open-end fund managed by the Investment Adviser or from ING Prime Rate Trust.

         Class A shares may also be purchased without a sales charge by (i) shareholders who have authorized the automatic transfer of dividends from the same class of another ING Fund distributed by the Distributor or from ING Prime Rate Trust; (ii) registered investment advisors, trust companies and bank trust departments investing in Class A shares on their own behalf or on behalf of their clients, provided that the aggregate amount invested in any one or more Funds, during the 13 month period starting with the first investment, equals at least $1 million; (iii) broker-dealers, who have signed selling group agreements with the Distributor, and registered representatives and employees of such broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step relations, relations-at-law and cousins); (iv) broker-dealers using third party administrators for qualified retirement plans who have entered into an agreement with the ING Funds or an affiliate, subject to certain operational and minimum size requirements specified from time-to-time by the ING Funds; (v) accounts as to which a banker or broker-dealer charges an account management fee ("wrap accounts"); (vi) any registered investment company for which the Investment Adviser serves as adviser; (vii) investors who purchase Fund shares with redemption proceeds received in connection with a distribution from a retirement plan investing either (1) directly in any Fund or through an unregistered separate account sponsored by Aetna Life Insurance and Annuity Company (ALIAC) or any successor thereto or affiliate thereof or (2) in a registered separate account sponsored by ALIAC or any successor thereto or affiliate thereof, but only if no deferred sales charge is paid in connection with such distribution and the investor receives the distribution in connection with a separation from service, retirement, death or disability; and (viii) insurance companies (including separate accounts).

         The Fund may terminate or amend the terms of these sales charge waivers at any time.

LETTERS OF INTENT AND RIGHTS OF ACCUMULATION

         An investor may immediately qualify for a reduced sales charge on a purchase of Class A shares of the Fund by completing the Letter of Intent section of the Shareholder Application in the Prospectus (the "Letter of Intent" or "Letter"). By completing the Letter, the investor expresses an intention to invest during the next 13 months a specified amount which if made at one time would qualify for the reduced sales charge. At any time within 90 days after the first investment which the investor wants to qualify for the reduced sales charge, a signed Shareholder Application, with the Letter of Intent section completed, may be filed with the Fund. Those holdings will be counted towards completion of the Letter of Intent but will not be entitled to a retroactive downward adjustment of sales charge until the Letter of Intent is fulfilled. After the Letter of Intent is filed, each additional investment made will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent as described above. Sales charge reductions based upon purchases in more than one investment in the ING Funds will be effective only after notification to the Distributor that the investment qualifies for a discount. Any redemptions made by the shareholder during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter of Intent have been completed. If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge as specified below, depending upon the amount actually purchased (less redemption) during the period.

         An investor acknowledges and agrees to the following provisions by completing the Letter of Intent section of the Shareholder Application in the Prospectus. A minimum initial investment equal to 25% of the intended total investment is required. An amount equal to the maximum sales charge or 5.75% of the total intended purchase will be held in escrow at ING Funds, in the form of shares, in the investor's name to assure that the full applicable sales charge will be paid if the intended purchase is not completed. The shares in escrow will be included in the total shares owned as reflected on the monthly statement; income and capital gain distributions on the escrow shares will be paid directly by the investor. The escrow shares will not be available for redemption by the investor until the Letter of Intent has been completed, or the higher sales charge paid. If the total purchases, less redemptions, equal the amount specified under the Letter, the shares in escrow will be released. If the total purchases, less redemptions, exceed the amount specified under the Letter and is an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made by the Distributor and the dealer with whom purchases were made pursuant to the Letter of Intent (to reflect such further quantity discount) on purchases made within 90 days before, and on those made after filing the Letter. The resulting difference in offering price will be applied to the purchase of additional shares at the applicable offering price. If the total purchases, less redemptions, are less than the amount specified under the Letter, the investor will remit to the Distributor an amount equal to the difference in dollar amount of sales charge actually paid and the amount of sales charge which would have applied to the aggregate purchases if the total of such purchases had been made at a single account in the name of the investor or to the investor's order. If within 10 days after written request such difference in sales charge is not paid, the redemption of an appropriate number of shares in escrow to realize such difference will be made. If the proceeds from a total redemption are inadequate, the investor will be liable to the Distributor for the difference. In the event of a total redemption of the account prior to fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the Investor. By completing the Letter of Intent section of the Shareholder Application, an investor grants to the Distributor a security interest in the shares in escrow and agrees to irrevocably appoint the Distributor as his attorney-in-fact with full power of substitution to surrender for redemption any or all shares for the purpose of paying any additional sales charge due and authorizes the Transfer Agent or Sub-Transfer Agent to receive and redeem shares and pay the proceeds as directed by the Distributor. The investor or the securities dealer must inform the Transfer Agent or the Distributor that this Letter is in effect each time a purchase is made.

         If at any time prior to or after completion of the Letter of Intent the investor wishes to cancel the Letter of Intent, the investor must notify the Distributor in writing. If, prior to the completion of the Letter of Intent, the investor requests the Distributor to liquidate all shares held by the investor, the Letter of Intent will be terminated automatically. Under either of these situations, the total purchased may be less than the amount specified in the Letter of Intent. If so, the Distributor will redeem at NAV to remit to the Distributor and the appropriate authorized dealer an amount equal to the difference between the dollar amount of the sales charge actually paid and the amount of the sales charge that would have been paid on the total purchases if made at one time.

         The value of shares of the Fund plus shares of the other open-end funds distributed by the Distributor can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase. The reduced sales charge applies to quantity purchases made at one time or on a cumulative basis over any period of time by (i) an investor, (ii) the investor's spouse and children under the age of majority, (iii) the investor's custodian accounts for the benefit of a child under the Uniform gift to Minors Act, (iv) a trustee or other fiduciary of a single trust estate or a single fiduciary account (including a pension, profit-sharing and/or other employee benefit plans qualified under Section 401 of the Code), by trust companies' registered investment advisors, banks and bank trust departments for accounts over which they exercise exclusive investment discretionary authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity.

         The reduced sales charge also applies on a non-cumulative basis, to purchases made at one time by the customers of a single dealer, in excess of $1 million. The Letter of Intent option may be modified or discontinued at any time.

         Shares of the Fund and other open-end ING Funds purchased and owned of record or beneficially by a corporation, including employees of a single employer (or affiliates thereof) including shares held by its employees, under one or more retirement plans, can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase, provided such transactions are not prohibited by one or more provisions of the Employee Retirement Income Security Act or the Internal Revenue Code. Individuals and employees should consult with their tax advisors concerning the tax rules applicable to retirement plans before investing.

         For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the ING Funds which impose a CDSC may be combined with Class A or Class M shares for a reduced sales charge but will not affect any CDSC which may be imposed upon the redemption of shares of a Fund which imposes a CDSC.

REDEMPTIONS

         Payment to shareholders for shares redeemed will be made within seven days after receipt by the Fund's Transfer Agent of the written request in proper form, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio series or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, the Fund may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to 15 days or longer.

         The Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. However, each Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contain a formula for determining the minimum amount of cash to be paid as part of any redemption. In the event the Fund must liquidate portfolio securities to meet redemptions, it reserves the right to reduce the redemption price by an amount equivalent to the pro-rated cost of such liquidation not to exceed one percent of the NAV of such shares.

         Due to the relatively high cost of handling small investments, the Trust reserves the right, upon 30 days' written notice, to redeem, at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account has a value of less than $1,000 ($250 for Retirement Accounts) in the Fund, other than as a result of a decline in the net asset value per share. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to at least $1,000 before the redemption is processed. This policy will not be implemented where the Fund has previously waived the minimum investment requirements.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

         Certain purchases of Class A shares and most Class B and Class C shares may be subject to a CDSC. Shareholders will be charged a CDSC if certain of those shares are redeemed within the applicable time period as stated in the prospectus.

         No CDSC is imposed on any shares subject to a CDSC to the extent that those shares (i) are no longer subject to the applicable holding period, (ii) resulted from reinvestment of distributions on CDSC shares, or (iii) were exchanged for shares of another fund managed by the Investment Adviser, provided that the shares acquired in such exchange and subsequent exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.

         The CDSC or redemption fee will be waived for certain redemptions of shares upon (i) the death or permanent disability of a shareholder, or (ii) in connection with mandatory distributions from an Individual Retirement Account ("IRA") or other qualified retirement plan. The CDSC or redemption fee will be waived in the case of a redemption of shares following the death or permanent disability of a shareholder if the redemption is made within one year of death or initial determination of permanent disability. The waiver is available for total or partial redemptions of shares owned by an individual or an individual in joint tenancy (with rights of survivorship), but only for redemptions of shares held at the time of death or initial determination of permanent disability. The CDSC or redemption fee will also be waived in the case of a total or partial redemption of shares in connection with any mandatory distribution from a tax-deferred retirement plan or an IRA. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from services, except that a CDSC or redemption fee may be waived in certain circumstances involving redemptions in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA. The shareholder must notify the Fund either directly or through the Distributor at the time of redemption that the shareholder is entitled to a waiver of CDSC or redemption fee. The waiver will then be granted subject to confirmation of the shareholder's entitlement. The CDSC or redemption fee, which may be imposed on Class A shares purchased in excess of $1 million, will also be waived for registered investment advisors, trust companies and bank trust departments investing on their own behalf or on behalf of their clients. These waivers may be changed at any time.

REINSTATEMENT PRIVILEGE

         If you sell Class B or Class C shares of the Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B or Class C shares will retain their original cost and purchase date for purposes of the CDSC. The amount of any CDSC also will be reinstated. To exercise this privilege, the written order for the purchase of shares must be received by the Transfer Agent or be postmarked within 90 days after the date of redemption. This privilege can be used only once per calendar year. If a loss is incurred on the redemption and the reinstatement privilege is used, some or all of the loss may not be allowed as a tax deduction.

CONVERSION OF CLASS B SHARES

         A shareholder's Class B shares will automatically convert to Class A shares in the Fund on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. The conversion of Class B shares into Class A shares is subject to the continuing availability of an opinion of counsel or an Internal Revenue Service ("IRS") ruling, if the Investment Adviser deems it advisable to obtain such advice, to the effect that
(1) such conversion will not constitute taxable events for federal tax purposes; and (2) the payment of different dividends on Class A and Class B shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. The conversion will be effected at the relative net asset values per share of the two Classes.

DEALER COMMISSIONS AND OTHER INCENTIVES

         In connection with the sale of shares of the Fund, the Distributor may pay Authorized Dealers of record a sales commission as a percentage of the purchase price. In connection with the sale of Class A Shares, the Distributor will reallow the following amounts to Authorized Dealers of record from the sales charge on such sales:

------------------------------------------------------------------
                           DEALERS' REALLOWANCE AS A PERCENTAGE OF
                                       OFFERING PRICE
------------------------------------------------------------------
AMOUNT OF TRANSACTION                     CLASS A
------------------------------------------------------------------
  Less than $50,000                        5.00%
------------------------------------------------------------------
 $ 50,000 - $99,999                        3.75%
------------------------------------------------------------------
 $100,000 - $249,999                       2.75%
------------------------------------------------------------------
 $250,000 - $499,000                       2.00%
------------------------------------------------------------------
 $500,000 - $999,999                       1.75%
------------------------------------------------------------------
 $1,000,000 and over                     See below
------------------------------------------------------------------

         The Distributor may pay to Authorized Dealers out of its own assets commissions on shares sold in Classes A, B and C, at NAV, which at the time of investment would have been subject to the imposition of a CDSC if redeemed. There is no sales charge on purchases of $1,000,000 or more of Class A shares. However, such purchases may be subject to a CDSC, as disclosed in the Prospectus. The Distributor will pay Authorized Dealers of record commissions at the rates shown in the table below for purchases of Class A shares that are subject to a CDSC:

 AMOUNT OF TRANSACTION       DEALER COMMISSION AS A PERCENTAGE OF
                                       AMOUNT INVESTED
$1,000,000 to $2,499,000                    1.00%
$2,500,000 to $4,999,999                    0.50%
$5,000,000 and over                         0.25%

         Also, the Distributor will pay out of its own assets a commission of 1% of the amount invested for purchases of Class A shares of less than $1 million by qualified employer retirement plans with 50 or more participants.

         The Distributor will pay out of its own assets a commission of 4% of the amount invested for purchases of Class B shares subject to a CDSC. For purchases of Class C shares subject to a CDSC, the Distributor may pay out of its own assets a commission of 1% of the amount invested of the Fund.

         The Distributor may, from time to time, at its discretion, allow a selling dealer to retain 100% of a sales charge, and such dealer may therefore be deemed an "underwriter" under the 1933 Act. The Distributor, at its expense, may also provide additional promotional incentives to dealers. The incentives may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to locations within or outside of the United States, merchandise or other items. For more information on incentives, see "Management of the Fund -- 12b-1 Plans" in this SAI.

                          DETERMINATION OF SHARE PRICE

         As noted in the Prospectus, the NAV and offering price of each class of the Fund's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this Statement of Additional Information, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

         Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. See "Net Asset Value" in the shareholder guide of the Prospectus. The long-term debt obligations held in a Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

         Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Fund's Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

         The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the United States is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of a Fund's valuation). Foreign securities markets may close before the Fund determines its NAV. European, Asian, Latin American, or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund.

         If a significant event which is likely to impact the value of one or more foreign securities held by the Fund occurs after the time at which the foreign market for such security(ies) closes but before the time that the

Fund's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its net asset value. The Board of Trustees has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event, be determined as of the time the Fund calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board of Trustees has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board of Trustees, the Fund is not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless a market movement or other event has occurred which constitutes a significant event under procedures adopted by the Board of Trustees, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value.

         Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time the NAV is computed.

         Options on currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

         The fair value of other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.

         In computing the net asset value for a class of shares of the Fund, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

         The per share net asset value of Class A shares generally will be higher than the per share NAV of shares of the other classes, reflecting daily expense accruals of the higher distribution fees applicable to Class B and Class
C. It is expected, however, that the per share NAV of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.

         Orders received by dealers prior to the close of regular trading on the NYSE will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after the close of regular trading on the NYSE will be confirmed at the next computed offering price as described in the Prospectus.

                             SHAREHOLDER INFORMATION

         Certificates representing shares of a particular Fund will not normally be issued to shareholders. The Transfer Agent will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.

         The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

         The Trust reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase order with respect to shares of a Fund by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting theses securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares with respect to any one shareholder during any 90-day period solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                      SHAREHOLDER SERVICES AND PRIVILEGES

         As discussed in the Prospectus, the Fund provides a Pre-Authorized Investment Program for the convenience of investors who wish to purchase shares of the Fund on a regular basis. Such a Program may be started with an initial investment ($100 minimum) and subsequent voluntary purchases ($100 minimum) with no obligation to continue. The Program may be terminated without penalty at any time by the investor or the Fund. The minimum investment requirements may be waived by the Fund for purchases made pursuant to (i) employer-administered payroll deduction plans, (ii) profit-sharing, pension, or individual or any employee retirement plans, or (iii) purchases made in connection with plans providing for periodic investments in Fund shares.

         For investors purchasing shares of the Fund under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares of the Fund on a periodic basis, the Fund may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly pursuant to the provisions of the 1934 Act, as amended, and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be made within five business days after the end of each quarterly period and shall reflect all transactions in the investor's account during the preceding quarter.

         All shareholders will receive a confirmation of each new transaction in their accounts, which will also show the total number of Fund shares owned by each shareholder, the number of shares being held in safekeeping by the Fund's Transfer Agent for the account of the shareholder and a cumulative record of the account for the entire year. Shareholders may rely on these statements in lieu of certificates. Certificates representing shares of a fund will not be issued unless the shareholder requests them in writing.

SELF-EMPLOYED AND CORPORATE RETIREMENT PLANS

         For self-employed individuals and corporate investors that wish to purchase shares of the Fund, there is available, through the Fund, a Prototype Plan and Custody Agreement. The Custody Agreement provides that State Street Bank & Trust, Kansas City, Missouri, will act as Custodian under the Plan, and will furnish custodial services for an annual maintenance fee of $12.00 for each participant, with no other charges. (This fee is in addition to the normal Custodian charges paid by the Fund.) The annual contract maintenance fee may be waived from time to time. For further details, including the right to appoint a successor Custodian, see the Plan and Custody Agreements as provided by the Trust. Employers who wish to use shares of the Fund under a custodianship with another bank or trust company must make individual arrangements with such institution.

INDIVIDUAL RETIREMENT ACCOUNTS

         Investors having earned income are eligible to purchase shares of the Fund under an IRA pursuant to Section 408(a) of the Internal Revenue Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simple IRA plans that employers may establish on behalf of their employees are also available. Roth IRA plans that enable employed and self-employed individuals to make non-deductible contributions, and, under certain circumstances, effect tax-free withdrawals, are also available. Copies of a model Custodial Account Agreement are available from the Distributor. State Street Bank and Trust Company, Kansas City, Missouri, will act as the Custodian under this model Agreement, for which it will charge the investor an annual fee of $12.00 for maintaining the Account (such fee is in addition to the normal custodial charges paid by the Fund). Full details on the IRA are contained in an IRS required disclosure statement, and the Custodian will not open an IRA until seven (7) days after the investor has received such statement from the Trust. An IRA using shares of a Fund may also be used by employers who have adopted a Simplified Employee Pension Plan.

         Purchases of Fund shares by Section 403(b) and other retirement plans are also available. Section 403(b) plans are arrangements by a public school organization or a charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Code. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

TELEPHONE REDEMPTION AND EXCHANGE PRIVILEGES

         As discussed in the Prospectus, the telephone redemption and exchange privileges are available for all shareholder accounts; however, retirement accounts may not utilize the telephone redemption privilege. The telephone privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the Prospectus.

         Telephone redemption and/or exchange instructions received in good order before the pricing of a Fund on any day on which the New York Stock Exchange is open for business (a "Business Day"), but not later than 4:00 P.M. Eastern time, will be processed at that day's closing net asset value. For each exchange, the shareholder's account may be charged an exchange fee. There is no fee for telephone redemptions; however, redemptions of Class A, Class B and Class C shares may be subject to a contingent deferred sales charge (See "Redemption of Shares" in the Prospectus).

         Telephone redemptions and/or exchange instructions should be made by dialing 1-800-992-0180 and selecting option 3.

         The Fund will not permit exchanges in violation of any of the terms and conditions set forth in the Fund's Prospectus or herein.

         Telephone redemption requests must meet the following conditions to be accepted by the Fund:

         (a) Proceeds of the redemption may be directly deposited into a predetermined bank account, or mailed to the current address on record. This address cannot reflect any change within the previous thirty (30) days.

         (b) Certain account information will need to be provided for verification purposes before the redemption will be executed.

         (c) Only one telephone redemption (where proceeds are being mailed to the address of record) can be processed within a 30 day period.

         (d) The maximum amount which can be liquidated and sent to the address of record at any one time is $100,000.

         (e) The minimum amount which can be liquidated and sent to a predetermined bank account is $5,000.

         (f) If the exchange involves the establishment of a new account, the dollar amount being exchanged must at least equal the minimum investment requirement of the Fund being acquired.

         (g) Any new account established through the exchange privilege will have the same account information and options except as stated in the Prospectus.

         (h) Certificated shares cannot be redeemed or exchanged by telephone but must be forwarded to ING Investments at P.O. Box 419368, Kansas City, MO 64141 and deposited into your account before any transaction may be processed.

         (i) If a portion of the shares to be exchanged are held in escrow in connection with a Letter of Intent, the smallest number of full shares of the ING Fund to be purchased on the exchange having the same aggregate net asset value as the shares being exchanged shall be substituted in the escrow account. Shares held in escrow may not be redeemed until the Letter of Intent has expired and/or the appropriate adjustments have been made to the account.

         (j) Shares may not be exchanged and/or redeemed unless an exchange and/or redemption privilege is offered pursuant to the Fund' then-current prospectuses.

         (k) Proceeds of a redemption may be delayed up to fifteen (15) days or longer until the check used to purchase the shares being redeemed has been paid by the bank upon which it was drawn.

SYSTEMATIC WITHDRAWAL PLAN

         You may elect to make periodic withdrawals from your account in any fixed amount in excess of $100 ($1,000 in the case of Class Q and Class I) to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000 ($250,000 in the case of Class Q and Class I). To establish a systematic cash withdrawal, complete the Systematic Withdrawal Plan section of the Account Application. To have funds deposited to your bank account, follow the instructions on the Account Application. You may elect to have monthly, quarterly, semi-annual or annual payments. Redemptions are normally processed on the fifth day prior to the end of the month, quarter or year. Checks are then mailed or proceeds are forwarded to your bank account on or about the first of the following month. You may change the amount, frequency and payee, or terminate the plan by giving written notice to the Transfer Agent. A Systematic Withdrawal Plan may be modified at any time by the Fund or terminated upon written notice by the Fund.

         During the withdrawal period, you may purchase additional shares for deposit to your account, subject to any applicable sales charge, if the additional purchases are equal to at least one year's scheduled withdrawals, or $1,200 ($12,000 in the case of Class Q), whichever is greater. There are no separate charges to you under this Plan, although a CDSC may apply if you purchased Class A, B or C shares. Shareholders who elect to have a systematic cash withdrawal must have all dividends and capital gains reinvested. As shares of a Fund are redeemed under the Plan, you may realize a capital gain or loss for income tax purposes.

                                  DISTRIBUTIONS

         As noted in the Prospectus, shareholders have the privilege of reinvesting both income dividends and capital gains distributions, if any, in additional shares of a respective class of the Fund at the then current net asset value, with no sales charge. The Fund's management believes that most investors desire to take advantage of this privilege. It has therefore made arrangements with its Transfer Agent to have all income dividends and capital gains distributions that are declared by the Fund automatically reinvested for the account of each shareholder. A shareholder may elect at any time by writing to the Fund or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election, each purchase of shares of a class of the Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder's agent to receive his dividends and distributions upon all shares registered in his name and to reinvest them in full and fractional shares of the respective class of the Fund at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of Fund shares request that dividends and/or capital gains distributions be paid to him in cash.

                               TAX CONSIDERATIONS

         The following discussion summarizes certain U.S. federal tax considerations generally affecting the Fund and its shareholders. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Fund. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.

         The Fund intends to qualify to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale or other disposition of foreign currencies, or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund's business of investing in stocks, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

         The U.S. Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

         The status of the Funds as a regulated investment company does not involve government supervision of management or of their investment practices or policies. As a regulated investment company, the Fund generally will be relieved of liability for U.S. federal income tax on that portion of its investment company taxable income and net realized capital gains which it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund currently intends to make distributions in accordance with the calendar year distribution requirement.

TAX LOSS CARRY-FORWARDS

Tax loss carry-forwards were the following as of October 31, 2002:

------------------------------------------------------------
            FUND                   AMOUNT   EXPIRATION DATES
------------------------------------------------------------
Global Equity Dividend Fund (1)     N/A           N/A
------------------------------------------------------------

(1) As of October 31, 2002, the Global Equity Dividend Fund had not commenced operations.

DISTRIBUTIONS

         Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income, whether paid in cash or invested in Fund shares. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

         Dividends, including capital gain dividends, declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

         Distributions by the Fund reduce the net asset value of the Fund shares. Should a distribution reduce the net asset value below a shareholder's cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

ORIGINAL ISSUE DISCOUNT

         Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

         If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

FOREIGN CURRENCY TRANSACTIONS

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of the Fund's net investment income to be distributed to its shareholders as ordinary income.

PASSIVE FOREIGN INVESTMENT COMPANIES

         The Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. In general, under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

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

         The Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that involves marking to market the Fund's PFIC stock at the end of each taxable year with the result that unrealized gains are treated as though they were realized and are reported as ordinary income; any mark-to-market losses, as well as loss from an actual disposition of PFIC stock, are reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.

         Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

FOREIGN WITHHOLDING TAXES

         Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations and the Fund distributed at least 90% of its investment company taxable income, that Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). No credit may be claimed by a shareholder with respect to Fund shares that have been held less than 16 days. Each shareholder will be notified within 60 days after the close of the relevant Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities may be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, may be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. For individuals, foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by the Fund will be treated as United States source income.

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OPTIONS AND HEDGING TRANSACTIONS

         The taxation of equity options (including options on narrow-based stock indices) and over-the-counter options on debt securities is governed by Code
Section 1234. Pursuant to Code Section 1234, with respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Certain options and financial contracts in which the Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

         Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by the Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Furthermore, certain carrying charges (inlcuding interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

         The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

         Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

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

         Requirements relating to the Fund's tax status as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options and foreign currency forward contracts.

SHORT SALES AGAINST THE BOX

         If the Fund sells short "against the box," unless certain constructive sale rules (discussed above) apply, it may realize a capital gain or loss upon the closing of the sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security which it sold short. In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio. The constructive sale rule, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully under "Options and Hedging Transactions" above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

OTHER INVESTMENT COMPANIES

         It is possible that by investing in other investment companies, the Fund may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to the Fund may limit the extent to which the Fund will be able to invest in other investment companies.

SALE OR OTHER DISPOSITION OF SHARES

         Upon the redemption, sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates (for shareholders who are individuals), depending on the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

         In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

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

BACKUP WITHHOLDING

         The Fund generally will be required to withhold federal income tax at a rate of 30% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number and to make such certifications as a Fund may require, (2) the IRS notifies the shareholder or a Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

OTHER TAXES

         Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. This discussion does not purport to deal with all of the tax consequences applicable to shareholders. Shareholders are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in the Fund.

REDEMPTIONS

         The right to redeem shares may be suspended and payment therefore postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or, if permitted by rules of the SEC, during periods when trading on the Exchange is restricted, during any emergency that makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, but payment will be forwarded immediately upon the Fund becoming available. Shareholders will be subject to the applicable deferred sales charge, if any, for their shares at the time of redemption.

EXCHANGES

         The following conditions must be met for all exchanges among the Fund and the Money Market Portfolios: (i) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in

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

the shareholder's state of residence; (ii) the Acquired shares will be registered to the same shareholder account as the shares to be surrendered (the "Exchanged Shares"); (iii) the Exchanged Shares must have been held in the shareholder's account for at least 30 days prior to the exchange; (iv) except for exchanges into the Money Market Portfolio, the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by the Fund after the exchange is implemented; and
(v) a properly executed exchange request has been received by the Transfer
Agent.

         The Fund reserves the right to delay the actual purchase of the Acquired Shares for up to five business days if it determines that it would be disadvantaged by an immediate transfer of proceeds from the redemption of Exchanged Shares. Normally, however, the redemption of Exchanged Shares and the purchase of Acquired Shares will take place on the day that the exchange request is received in proper form. The Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least 60 days in advance. It is the policy of ING to discourage and prevent frequent trading by shareholders among the Fund in response to market fluctuations. Accordingly, in order to maintain a stable asset base in the Fund and to reduce administrative expenses borne by the Fund, ING reserves the right to reject any exchange request.

         If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers of 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.

         You are not required to pay an applicable CDSC upon an exchange from the Fund into the ING Senior Income Fund. However, if you exchange into the ING Senior Income Fund and subsequently offer your common shares for repurchase by that fund, the CDSC will apply from the original ING Fund from which you exchanged. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the original ING Fund.

CONVERSION FEATURE

         Class B shares of the Fund will automatically convert to Class A shares without a sales charge at the relative NAVs of each of the classes after eight years from the acquisition of the Class B shares, and as a result, will thereafter be subject to the lower distribution fee (but same service fee) under the Class A Rule 12b-1 plan for the Fund.

                         CALCULATION OF PERFORMANCE DATA

Average Annual Total Return Information

         The Fund may, from time to time, include "total return" in advertisements or reports to shareholders or prospective investors.

         Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

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

                                P(1 + T)(n) = ERV

Where:
   P =   a hypothetical initial payment of $1,000,
   T =   the average annual total return,
   n =   the number of years, and
 ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

         All total return figures assume that all dividends are reinvested when paid.

         From time to time, the Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

Average Annual Total Return (After Taxes On Distributions) Quotation

         The Fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                               P(1 + T)(n) = ATV(D)

Where:
   P =     a hypothetical initial payment of $1,000,
   T =     the average annual total return (after taxes on distributions),
   n =     the number of years, and
 ATV(D) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

         All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.

         From time to time, the Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

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

Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation

         The Fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                               P(1 + T)(n) = ATV(DR)

Where:
   P =    a hypothetical initial payment of $1,000,
   T =    the average annual total return (after taxes on distributions),
   n =    the number of years, and
ATV(DR) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

         All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.

         From time to time, the Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

         Quotations of yield for the Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                         a-b
                            Yield =  2 [(--- + 1)(6)-1]
where                                    cd

  a =    dividends and interest earned during the period,
  b =    expenses accrued for the period (net of reimbursements),
  c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and
  d =    the maximum offering price per share on the last day of the period.

         Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with

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

respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund's portfolio (assuming a month of 30 days) and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the 30-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. For purposes of "b" above, Rule 12b-1 Plan expenses are included among the expenses accrued for the period. Any amounts representing sales charges will not be included among these expenses; however, the Fund will disclose the maximum sales charge as well as any amount or specific rate of any nonrecurring account charges. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

         The Fund may also from time to time advertise its yield based on a 30-day or 90-day period ended on a date other than the most recent balance sheet included in the Fund's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based. Any quotation of performance stated in terms of yield (whether based on a 30-day or 90-day period) will be given no greater prominence than the information prescribed under SEC rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         The Fund may also publish a distribution rate in sales literature and in investor communications preceded or accompanied by a copy of the current Prospectus. The current distribution rate for a Fund is the annualization of the Fund's distribution per share divided by the maximum offering price per share of a Fund at the respective month-end. The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income, while yield reflects only earned net investment income. In each case, the yield, distribution rates and total return figures will reflect all recurring charges against Fund income and will assume the payment of the maximum sales load, including any applicable contingent deferred sales charge.

ADDITIONAL PERFORMANCE QUOTATIONS

         Advertisements of total return will always show a calculation that includes the effect of the maximum sales charge but may also show total return without giving effect to that charge. Because these additional quotations will not reflect the maximum sales charge payable, these performance quotations will be higher than the performance quotations that reflect the maximum sales charge.

         Total returns and yields are based on past results and are not necessarily a prediction of future performance.

                             PERFORMANCE COMPARISONS

         In reports or other communications to shareholders or in advertising material, the Fund may compare the performance of its Class A, Class B, Class C, Class I, and Class Q shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. If a Fund compares its performance to other funds or to relevant indexes, the Fund's performance will be stated in the same terms in which such comparative data and indexes are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indexes, may not reflect sales charges, which, if reflected, would reduce performance results.

         The average annual total returns, including sales charges, for each class of shares of the Fund for the one-, five-, and ten-year periods ended October 31, 2002, if applicable, and for classes that have not been in operation for ten years, the average annual total return for the period from commencement of operations to October 31, 2002, is as follows:

                                            1 Year   5 Year   10 Year   Since Inception   Inception Date
Foreign Fund

Class A                                       N/A      -         -            N/A            09/02/03

Class A (after taxes on distributions)        N/A     N/A        -            N/A

Class A (After taxes on distributions and     N/A     N/A        -            N/A
sale of fund shares)

Class B                                       N/A      -         -            N/A            09/02/03

Class C                                       N/A      -         -            N/A            09/02/03

Class I                                        -       -         -            N/A            09/02/03

Class Q                                        -       -         -            N/A            09/02/03

         Reports and promotional literature may also contain the following information: (i) a description of the gross national or domestic product and populations, including but not limited to age characteristics, of various countries and regions in which the Fund may invest, as compiled by various organizations, and projections of such information; (ii) the performance of worldwide equity and debt markets; (iii) the capitalization of U.S. and foreign stock markets prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization; (iv) the geographic distribution of a Fund's portfolio; (v) the major industries located in various jurisdictions; (vi) the number of shareholders in the Fund or other ING Funds and the dollar amount of the assets under management; (vii) descriptions of investing methods such as dollar-cost averaging, best day/worst day scenarios, etc.; (viii) comparisons of the average price to earnings ratio, price to book ratio, price to cash flow and relative currency valuations of the Fund and individual stocks in the Fund's portfolio, appropriate indices and descriptions of such comparisons; (ix) quotes from the Sub-Adviser of the Fund or other industry specialists; (x) lists or statistics of certain of the Fund's holdings including, but not limited to, portfolio composition, sector weightings, portfolio turnover rate, number of holdings, average market capitalization, and modern portfolio theory statistics; (xi) NASDAQ symbols for each class of shares of the Fund; and (xii) descriptions of the benefits of working with investment professionals in selecting investments.

         In addition, reports and promotional literature may contain information concerning the Investment Adviser, the Sub-Adviser, ING Capital, ING Funds Services, LLC. or affiliates of the Trusts, including: (i) performance rankings of other funds managed by the Investment Adviser or Sub-Adviser, or the individuals employed by the Investment Adviser or Sub-Adviser who exercise responsibility for the day-to-day management of the Fund, including rankings of mutual funds published by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., or other rating services, companies, publications or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; (iii) information regarding the acquisition of the ING Funds by ING Capital; (iv) the past performance of ING Capital and the Fund; (v) the past performance of other funds managed by the Investment Adviser; and (vi) information regarding rights offerings conducted by closed-end funds managed by the Investment Adviser.

                               GENERAL INFORMATION

CAPITALIZATION AND VOTING RIGHTS

         The authorized capital of the Trust, is an unlimited number of shares of beneficial interest. Holders of shares of the Fund have one vote for each share held. All shares when issued are fully paid, non-assessable, and redeemable. Shares have no preemptive rights. All shares have equal voting, dividend and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees. Generally, there will not be annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with a Fund's charter, cause a meeting, of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the Fund or class having voting rights. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.

         The Board of Trustees may classify or reclassify any unissued shares into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. The Board of Trustees may create additional series (or classes of series) of shares without shareholder approval. Any series or class of shares may be terminated by a vote of the shareholders of such series or class entitled to vote or by the Trustees of the Trust by written notice to shareholders of such series or class. Shareholders may remove Trustees from office by votes cast at a meeting of shareholders or by written consent.

CUSTODIAN

         The cash and securities owned by the Fund are held by the Bank of New York Company, Inc. One Wall Street, New York, New York 10286, as Custodian, which takes no part in the decisions relating to the purchase or sale of the Fund's portfolio securities.

LEGAL COUNSEL

         Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

INDEPENDENT ACCOUNTANTS

         KPMG LLP acts as independent auditors for the Fund. KPMG is located at 99 High Street, Boston, Massachusetts 02110.

OTHER INFORMATION

         The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or policies of the Trust by any governmental agency. The Prospectus and SAI omit certain of the information contained in the Trust's Registration Statement filed with the SEC and copies of this information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.

REPORTS TO SHAREHOLDERS

         The Fund will send financial statements to its shareholders at least semiannually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.

DECLARATION OF TRUST

         The Trust is organized as Massachusetts business trust. The Declaration of Trust of the Fund provides that obligations of the Fund are not binding upon its Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the trust or its investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declaration of Trust also provides that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to the Fund shall be enforceable against the assets and property of the Fund only, and not against the assets or property of any other Fund or the investors therein.

                              FINANCIAL STATEMENTS

         Financial statements for the Fund will be available December 31, 2003 and may be obtained without charge by contacting the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, (800) 992-0180.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

(a)       (1)  Form of Certificate of Trust of Registrant - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (2) Form of Certificate of Amendment of Certificate of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (3) Form of Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (4) Form of Establishment of Additional Series - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (5) Form of Establishment of Additional Series - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (6) Form of Amendment No. 2 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (7) Form of Amendment No. 3 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (8) Form of Amendment No. 4 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (9) Form of Amendment No. 5 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (10) Form of Amendment No. 6 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (11) Form of Amendment No. 7 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (12) Form of Amendment No. 8 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (13) Form of Amendment No. 9 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (14) Form of Amendment No. 10 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 29 to Registrant's Form N-1A Registration Statement on May 3, 1996 and incorporated herein by reference.

          (15) Form of Amendment No. 11 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 38 to Registrants Form N-1A Registration Statement of January 3, 1997 and incorporated herein by reference.

          (16) Form of Amendment No. 12 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 38 to Registrants Form N-1A Registration Statement of January 3, 1997 and incorporated herein by reference.

          (17) Form of Amendment No. 13 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (18) Form of Amendment No. 14 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 40 to Registrant's form N-1A Registration Statement on May 2, 1997 and incorporated herein by reference.

          (19) Form of Amendment No. 15 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 43 to Registrant's Form N-1A Registration Statement on July 14, 1997 and incorporated herein by reference.

          (20) Form of Amendment No. 16 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.

          (21) Form of Amendment No. 17 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.

          (22) Form of Amendment No. 18 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.

          (23) Form of Amendment No. 19 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 63 to Registrant's Form N-1A Registration Statement on July 21, 1998 and incorporated herein by reference.

          (24) Form of Amendment No. 20 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 63 to Registrant's Form N-1A Registration Statement on July 21, 1998 and incorporated herein by reference.

          (25) Form of Amendment No. 21 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.

          (26) Form of Certificate of Amendment to Certificate of Trust - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

          (27) Form of Amendment No. 22 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

          (28) Form of Amendment No. 23 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (29) Form of Amendment No. 24 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 75 to the Registrant's Form N-1A Registration Statement on January 4, 2000 and incorporated herein by reference.

          (30) Form of Amendment No. 25 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 86 to the Registrant's Form N-1A Registration Statement on November 9, 2001 and incorporated herein by reference.

          (31) Form of Certificate of Amendment to Certificate of Trust - Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

          (32) Form of Amendment No. 26 to the Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

          (33) Form of Amendment No. 27 to the Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.
          (34) Form of Amendment No. 28 to the Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.
          (35) Form of Amendment No. 29 to the Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.
          (36) Form of Amendment No. 30 to the Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.


          (37) Amendment No. 31 to the Amended and Restated Declaration of
               Trust.*


(b)       (1)  Form of Amended Bylaws of Registrant - Filed as an exhibit to
               Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (2) Form of Amendment to Section 2.5 of Bylaws of Registrant - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

(c)       Not Applicable

(d)       (1)  Form of Investment Management Agreement between the Trust and
               Pilgrim Investments, Inc. - Filed as an exhibit to Post-Effective Amendment No. 81 to the Registrant's Form N-1A Registration Statement on December 22, 2000 and incorporated herein by reference.

          (2) Form of Amended and Restated Investment Management Agreement between the Trust and ING Investments, LLC - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (3) Form of Investment Management Agreement between the Trust and ING Investments, LLC - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.



          (4) Amendment to Investment Management Agreement between the Trust and ING Investments, LLC*


          (5) Form of Sub-Advisory Agreement between Pilgrim Investments, Inc. and Nicholas-Applegate Capital Management - Filed as an exhibit to Post-Effective Amendment No. 82 to the Registrant's Form N-1A Registration Statement on March 1, 2001 and incorporated herein by reference.

          (6) Form of Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Advisors B.V. - Filed as an exhibit to Post-Effective Amendment No. 94 to the Registrant's Form N-1A Registration Statement on February 28, 2003 and incorporated herein by reference.

          (7) Form of Sub-Advisory Agreement between ING Investments, LLC and Clarion CRA Securities L.P. - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.


          (8) Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Advisors B.V.*

          (9) Form of Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC - Filed as an exhibit to Post-Effective Amendment No. 94 to the Registrant's Form N-1A Registration Statement on February 28, 2003 and incorporated herein by reference.

         (10) Expense Limitation Agreement between the Trust and ING Investments, LLC.*


(e)       (1)  Form of Underwriting Agreement between the Trust and Pilgrim
               Securities, Inc. - Filed as an exhibit to Post-Effective Amendment No. 81 to the Registrant's Form N-1A Registration Statement on December 22, 2000 and incorporated herein by reference.

          (2) Form of Underwriting Agreement between the Trust and ING Funds Distributor, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.


               (i) Amendment to Underwriting Agreement.*


(f)       None

(g)       (1)  Form of Custodian Agreement between Registrant and Brown Brothers
               Harriman & Co. dated as of June 1, 1998. - Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.

          (2) Form of Amendment to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.

          (3) Form of Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co. dated as of June 1, 1998 - Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.

          (4) Form of Novation Agreement to Custody Agreement with Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (5) Form of Appendix C to Custody Agreement with Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (6) Form of Novation Agreement to Foreign Custody Manager Delegation Agreement with Brown Brothers Harriman & Co. Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (7) Form of Appendix C to Foreign Custody Manager Delegation Agreement with Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (8) Form of Custodian Agreement with Investors Fiduciary Trust Company - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (9) Form of Amended Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 82 to the Registrant's Form N-1A Registration Statement on March 1, 2001 and incorporated herein by reference.

          (10) Form of Custodian Agreement between Registrant and State Street bank and Trust Company - Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

          (11) Form of Appendix C to Custodian Agreement with Brown Brothers Harriman & Co. - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(h)       (1)  Form of Administration Agreement - Filed as an exhibit to
               Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (2) Form of Amended and Restated Administration Agreement - Filed as an exhibit to Post-Effective Amendment No. 85 to the Registrant's Form N-1A Registration Statement on October 1, 2001 and incorporated herein by reference.

          (3) Form of Amended and Restated Administration Agreement between Registrant and ING Funds Services, LLC - Filed as an exhibit to Post-Effective Amendment No. 88 to the Registrant's Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

          (4) Form of Amended and Restated Administration Agreement between Registrant and ING Funds Services, LLC - Filed as an exhibit to Post-Effective Amendment No. 90 to the Registrant's Form N-1A Registration Statement on June 27, 2002 and incorporated herein by reference.

          (5) Form of Administration Agreement between Registrant and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (6) Form of Agency Agreement - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (7) Form of Amended and Restated Exhibit A to Agency Agreement - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (8) Form of Shareholder Service Agreement - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (9) Form of Recordkeeping Agreement - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (10) Form of Agreement among Reserve Institutional Trust; Reserve Management Company, Inc.; Reserve Partners, Inc.; Pilgrim Mutual Funds; Pilgrim Investments, Inc. with Pilgrim Securities, Inc. - Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant's Form N-1A Registration Statement on July 1, 1999 and incorporated herein by reference.

          (11) Form of Amended and Restated Expense Limitation Agreement - Filed as an exhibit to Post-Effective Amendment No. 75 to the Registrant's Form N-1A Registration Statement on January 4, 2000 and incorporated herein by reference.

          (12) Form of Amended Schedule A to the Expense Limitation Agreement - Filed as an exhibit to Post-Effective Amendment No. 85 to the Registrant's Form N-1A Registration Statement on October 1, 2001 and incorporated herein by reference.

          (13) Form of Amended and Restated Expense Limitation Agreement between Registrant and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

          (14) Form of Fund Accounting Agreement with Brown Brothers Harriman & Co. - Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

          (15) Form of Expense Limitation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (16) Form of Expense Limitation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (17) Form of Expense Limitation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (18) Form of Side Agreement to Expense Limitation Agreement (ING International Fund) - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (19) Form of Service Agreement - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(i)       Opinion of Counsel - Previously filed as an Exhibit to
          Post-Effective No. 46 to Registrant's Registration Statement on Form N-1A filed 2001 and incorporated herein by reference.


(j)       (1) Consent of Independent Auditors*

          (2) Consent of Counsel*


(k)       None

(l) Form of Investment Letter of Initial Investors in Registrant dated April 1, 1993 - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

(m)       (1)  Form of Amended and Restated Service and Distribution Plan for
               Class A - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

          (2) Form of Amended and Restated Service and Distribution Plan for Class B Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

          (3) Form of Amended and Restated Service and Distribution Plan for Class C - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

          (4) Form of Amended and Restated Service Plan for Class Q - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

          (5) Form of Amendment to Amended and Restated Service and Distribution Plan for Class B - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (6) Form of Amendment to Amended and Restated Service and Distribution Plan for Class C - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (7) Form of Amendment to Amended and Restated Service and Distribution Plan for Class A - Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Form N-1A Registration Statement on October 29, 1999 and incorporated herein by reference.

          (8) Form of Amendment to Amended and Restated Service and Distribution Plan for Class T - Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant's Form N-1A Registration Statement on November 5, 1999 and incorporated herein by reference.

          (9) Form of Amended and Restated Service and Distribution Plan for Class B - Filed as an exhibit to Post-Effective Amendment No. 84 to the Registrant's Form N-1A Registration Statement on July 31, 2001 and incorporated herein by reference.

          (10) Form of Amended and Restated Service and Distribution Plan for Class M - Filed as an exhibit to Post-Effective Amendment No. 88 to the Registrant's Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

          (11) Form of Service and Distribution Plan (Class A) - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (12) Form of Distribution Plan (Class A) - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (13) Form of Service and Distribution Plan (Class B) - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (14) Form of Distribution Plan (Class B) - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (15) Form of Service and Distribution Plan (Class C) - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (16) Form of Distribution Plan (Class C) - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (17) Form of Shareholder Service Plan (Class Q) - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (18) Form of Shareholder Servicing Plan - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(n)       (1)  Form of Multiple Class Plan Pursuant to Rule 18f-3 - Filed as an
               Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(o)       (1)  Pilgrim Group Funds Code of Ethics - Filed as an exhibit to
               Post-Effective Amendment No. 83 to the Registrant's Form N-1A Registration Statement on May 31, 2001 and incorporated herein by reference.

          (2) Form of Nicholas-Applegate Capital Management Code of Ethics - Filed as an exhibit to Post-Effective Amendment No. 77 to the Registrant's Form N-1A Registration Statement on April 28, 2000 and incorporated herein by reference.

          (3) Code of Ethics of Clarion CRA Securities, L.P. - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

ITEM 25.  INDEMNIFICATION

          Article 5.2 of the Amended and Restated Declaration of Trust provides for the indemnification of Registrant's Trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("disabling conduct").

          Section 7 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct. Section 9 of Registrant's Distribution Agreement provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.
Section 4 of the Shareholder Service Agreement provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.

          Registrant has obtained from a major insurance carrier a Trustees' and officers' liability policy covering certain types of errors and omissions.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE ADVISER

          Information as to the Trustees and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended ("Advisers Act"), and is incorporated herein by reference thereto.

          Information as to the directors and officers of the sub-advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the sub-advisers in the last two years, are included in their application for registration as investment advisers on Forms ADV for ING Investment Management Advisors B.V. (File No. 801-40494); Clarion CRA Securities L.P. (File No. 801-49083), and Nicholas-Applegate Capital Management (File No. 801-21442).

ITEM 27.  PRINCIPAL UNDERWRITERS

          (a) ING Funds Distributor, LLC is the principal underwriter for ING Funds Trust; ING Equity Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Mayflower Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; ING Variable Insurance Trust; USLICO Series Fund; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING VP Growth and Income Portfolio; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Generation Portfolios, Inc. and ING GET Fund.

          (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934, as amended, and is incorporated herein by reference thereto.

          (c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder are maintained at the offices of (a) the Registrant; (b) ING Investments, LLC; (c) ING Funds Distributor, Inc.; (d) - (g) the Sub-Advisers; (h) - (i) the Custodians; (j) the Transfer Agent and (k) the Administrator. The address of each is as follows:

          (a) ING Mutual Funds
              7337 E. Doubletree Ranch Road
              Scottsdale, AZ 85258

          (b) ING Investments, LLC
              7337 E. Doubletree Ranch Road
              Scottsdale, AZ 85258

          (c) ING Funds Distributor, LLC
              7337 E. Doubletree Ranch Road
              Scottsdale, AZ 85258

          (d) Nicholas-Applegate Capital Management
              600 West Broadway, 30th Floor
              San Diego, California 92101

          (e) ING Investment Management Advisors B.V.
              Schenkkade 65, 2595 AS, The Hague
              The Netherlands

          (f) Clarion CRA Securities, L.P.
              259 Radnor-Chester Road, Suite 205
              Radnor, PA 19087

          (g) State Street Bank and Trust and Company
              801 Pennsylvania Avenue
              Kansas City, MO 64105

          (h) Brown Brothers Harriman
              40 Water Street
              Boston, Massachusetts 02109-3661

          (i) DST Systems, Inc.
              P.O. Box 419368
              Kansas City, Missouri  64141

          (j) ING Funds Services, LLC
              7337 East Doubletree Ranch Road
              Scottsdale, Arizona 85258

ITEM 29.  MANAGEMENT SERVICES

          None.

ITEM 32.  UNDERTAKINGS

          Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 17th day of June, 2003.


                                ING MUTUAL FUNDS


                                By: /s/ Kimberly A. Anderson
                                    --------------------------------------------
                                    Kimberly A. Anderson
                                    Vice President and Secretary

          Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                   SIGNATURE                                         TITLE                            DATE
                  -----------                                       --------                         ------

                                                           Trustee and Chairman                  June 17, 2003
-------------------------------------------------
                John G. Turner*

                                                           President and Chief Executive         June 17, 2003
                                                           Officer
-------------------------------------------------
               James M. Hennessy*

                                                           Executive Vice President and          June 17, 2003
                                                           Principal Financial Officer
-------------------------------------------------
               Michael J. Roland*

                                                           Trustee                               June 17, 2003
-------------------------------------------------
                Paul S. Doherty*

                                                           Trustee                               June 17, 2003
-------------------------------------------------
               J. Michael Earley*

                                                           Trustee                               June 17, 2003
-------------------------------------------------
             R. Barbara Gitenstein*



                                                           Trustee                              June 17, 2003
-------------------------------------------------
               R. Glenn Hilliard*

                                                           Trustee                              June 17, 2003
-------------------------------------------------
              Walter H. May, Jr.*

                                                           Trustee                              June 17, 2003
-------------------------------------------------
              Thomas J. McInerney*

                                                           Trustee                              June 17, 2003
-------------------------------------------------
                  Jock Patton*

                                                           Trustee                              June 17, 2003
-------------------------------------------------
               David W.C. Putnam*

                                                           Trustee                              June 17, 2003
-------------------------------------------------
                Blaine E. Rieke*

                                                           Trustee                              June 17, 2003
-------------------------------------------------
               Roger B. Vincent*

                                                           Trustee                              June 17, 2003
-------------------------------------------------
             Richard A. Wedemeyer*





*By: /s/ Kimberly A. Anderson
     -------------------------
     Kimberly A. Anderson
     Attorney-in-Fact**

** Powers of Attorney for James M. Hennessy and each Trustee except Paul S. Doherty were previously filed as attachments to Post-Effective Amendment No. 88 to the Registrant's Form N-1A Registration Statement on February 27, 2002, and are incorporated herein by reference. Mr. Doherty's Power of Attorney was previously filed as an attachment to Post-Effective Amendment No. 89 to the Registrant's Form N-1A Registration Statement on June 3, 2002, and is incorporated herein by reference.